VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 54.4%

VALIC Co. I Blue Chip Growth Fund	430	$9,217
VALIC Co. I Dividend Value Fund	2,783,381	34,291,248
VALIC Co. I Large Cap Core Fund	800,788	10,105,941
VALIC Co. I Large Capital Growth Fund	580,842	10,588,750
VALIC Co. I Mid Cap Index Fund	879,772	23,129,210
VALIC Co. I Mid Cap Strategic Growth Fund	647,715	11,283,201
VALIC Co. I Nasdaq-100 Index Fund	836,100	13,912,701
VALIC Co. I Science & Technology Fund	705,454	20,916,721
VALIC Co. I Small Cap Index Fund	688,892	14,397,835
VALIC Co. I Small Cap Special Values Fund	545,988	6,841,225
VALIC Co. I Stock Index Fund	1,173,896	53,024,879
VALIC Co. I Value Fund	722,583	14,292,682
VALIC Co. II Capital Appreciation Fund	1,476,808	23,363,105
VALIC Co. II Large Cap Value Fund	1,737,544	37,739,464
VALIC Co. II Mid Cap Growth Fund	972,583	10,620,602
VALIC Co. II Mid Cap Value Fund	1,342,473	24,970,006
VALIC Co. II Small Cap Growth Fund	342,785	6,368,953
VALIC Co. II Small Cap Value Fund	931,708	11,003,471

Total Domestic Equity Investment Companies (cost $308,478,957)		326,859,211

Domestic Fixed Income Investment Companies - 14.7%

VALIC Co. I Capital Conservation Fund	939,477	9,667,217
VALIC Co. I Government Securities Fund	543,719	5,910,225
VALIC Co. I Inflation Protected Fund	2,140,159	24,333,607
VALIC Co. II Core Bond Fund	121,603	1,403,297
VALIC Co. II High Yield Bond Fund	2,157,075	16,760,473
VALIC Co. II Strategic Bond Fund	2,676,601	30,406,186

Total Domestic Fixed Income Investment Companies (cost $85,515,053)		88,481,005

Domestic Money Market Investment Companies – 2.0%

VALIC Co. I Government Money Market I Fund (cost $11,785,149)(2)	11,785,149	11,785,149

International Equity Investment Companies - 22.7%

VALIC Co. I Emerging Economies Fund	4,006,018	33,129,772
VALIC Co. I Foreign Value Fund	3,363,073	32,655,440
VALIC Co. I International Equities Index Fund	4,840,099	35,671,528
VALIC Co. I International Growth Fund	769,682	9,767,263
VALIC Co. II International Opportunities Fund	1,277,238	25,263,763

Total International Equity Investment Companies (cost $135,881,376)		136,487,766

International Fixed Income Investment Companies - 2.6%

VALIC Co. I International Government Bond Fund (cost $14,684,744)	1,255,258	15,301,595
Real Estate Investment Companies - 3.6%

VALIC Co. I Global Real Estate Fund (cost $19,486,632)	2,499,829	21,423,530

TOTAL INVESTMENTS (cost $575,831,911)	100.0%	600,338,256
Other assets less liabilities	0.0	91,980

NET ASSETS	100.0%	$600,430,236

#

The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3
(2)	The 7-day yield as of November 30, 2019 is 1.08%

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$600,338,256	$—	$—	$600,338,256

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - November 30, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.3%
Airlines - 1.6%

Southwest Airlines Co.	30,371	$1,750,584

Apparel Manufacturers - 0.7%

Deckers Outdoor Corp.†	4,750	798,855

Applications Software - 9.8%

Intuit, Inc.	2,011	520,628
Microsoft Corp.	47,198	7,144,833
salesforce.com, Inc.†	9,488	1,545,501
ServiceNow, Inc.†	4,979	1,409,256

		10,620,218

Auto/Truck Parts & Equipment-Original - 1.4%

Allison Transmission Holdings, Inc.	31,460	1,522,664

Building Products-Wood - 1.5%

Masco Corp.	34,136	1,589,031

Cable/Satellite TV - 0.7%

Altice USA, Inc., Class A†	31,203	798,173

Commercial Services-Finance - 1.7%

FleetCor Technologies, Inc.†	5,828	1,788,730

Computer Aided Design - 1.3%

Cadence Design Systems, Inc.†	19,517	1,371,069

Computer Data Security - 2.0%

Fortinet, Inc.†	20,809	2,187,234

Computer Software - 1.3%

Akamai Technologies, Inc.†	15,600	1,359,072

Computers - 5.8%

Apple, Inc.	23,217	6,204,743

Computers-Memory Devices - 0.5%

NetApp, Inc.	8,531	516,893

Consulting Services - 0.7%

Booz Allen Hamilton Holding Corp.	9,856	717,123

Containers-Paper/Plastic - 1.3%

Berry Global Group, Inc.†	30,594	1,428,434

Cosmetics & Toiletries - 1.4%

Estee Lauder Cos., Inc., Class A	4,740	926,528
Procter & Gamble Co.	4,623	564,283

		1,490,811

Distribution/Wholesale - 1.4%

WW Grainger, Inc.	4,785	1,516,606

E-Commerce/Products - 4.9%

Amazon.com, Inc.†	2,924	5,265,539

E-Commerce/Services - 1.6%

Expedia Group, Inc.	13,060	1,327,680
TripAdvisor, Inc.	13,826	392,658

		1,720,338

Electronic Components-Semiconductors - 1.8%

Broadcom, Inc.	6,136	1,940,265

Engines-Internal Combustion - 0.6%

Cummins, Inc.	3,541	647,507

Enterprise Software/Service - 3.1%

Oracle Corp.	41,823	2,347,943
Veeva Systems, Inc., Class A†	6,801	1,014,573

		3,362,516

Entertainment Software - 1.7%

Take-Two Interactive Software, Inc.†	15,360	1,863,936

Finance-Credit Card - 8.4%

American Express Co.	13,961	1,676,995
Discover Financial Services	12,474	1,058,668
Mastercard, Inc., Class A	12,489	3,649,661
Visa, Inc., Class A	14,255	2,630,190

		9,015,514

Food-Confectionery - 1.6%

Hershey Co.	11,463	1,698,358

Food-Misc./Diversified - 1.5%

Post Holdings, Inc.†	14,956	1,579,354

Footwear & Related Apparel - 0.7%

Skechers U.S.A., Inc., Class A†	18,520	744,874

Insurance-Multi-line - 1.9%

Allstate Corp.	18,257	2,032,917

Internet Content-Entertainment - 4.3%

Facebook, Inc., Class A†	22,966	4,630,864

Internet Infrastructure Software - 1.3%

F5 Networks, Inc.†	9,969	1,452,583

Internet Security - 1.1%

Palo Alto Networks, Inc.†	5,209	1,183,589

Lighting Products & Systems - 0.7%

Acuity Brands, Inc.	5,669	741,392

Machinery-Pumps - 1.0%

Curtiss-Wright Corp.	7,952	1,091,889

Medical Information Systems - 0.5%

Cerner Corp.	7,318	523,896

Medical Instruments - 0.7%

Edwards Lifesciences Corp.†	3,302	808,792

Medical Products - 0.5%

Hologic, Inc.†	10,019	514,175

Medical-Biomedical/Gene - 2.8%

Alexion Pharmaceuticals, Inc.†	9,771	1,113,308
Amgen, Inc.	6,050	1,420,056
Exelixis, Inc.†	31,458	523,146

		3,056,510

Medical-Drugs - 4.8%

Horizon Therapeutics PLC†	25,925	849,822
Jazz Pharmaceuticals PLC†	6,210	938,455
Merck & Co., Inc.	38,299	3,338,907

		5,127,184

Oil Companies-Exploration & Production - 1.3%

ConocoPhillips	22,942	1,375,143

Patient Monitoring Equipment - 1.0%

Masimo Corp.†	6,927	1,074,170

Power Converter/Supply Equipment - 0.6%

Hubbell, Inc.	4,320	635,126

Real Estate Investment Trusts - 2.2%

CyrusOne, Inc.	7,188	447,812
Essex Property Trust, Inc.	4,306	1,344,247
Lamar Advertising Co., Class A	7,608	634,736

		2,426,795

Retail-Auto Parts - 1.3%

AutoZone, Inc.†	1,154	1,359,320

Retail-Discount - 1.6%

Walmart, Inc.	14,206	1,691,793

Retail-Restaurants - 2.7%

Chipotle Mexican Grill, Inc.†	1,061	863,569
Starbucks Corp.	23,845	2,037,078

		2,900,647

Semiconductor Equipment - 1.7%

Lam Research Corp.	5,312	1,417,401
Teradyne, Inc.	7,066	442,261

		1,859,662

Transport-Rail - 1.4%

Kansas City Southern	9,953	1,517,036

Web Portals/ISP - 5.1%

Alphabet, Inc., Class A†	955	1,245,406
Alphabet, Inc., Class C†	3,279	4,278,964

		5,524,370

Wireless Equipment - 0.8%

Motorola Solutions, Inc.	5,184	867,283

TOTAL INVESTMENTS
(cost $86,529,901)	98.3%	105,893,577
Other assets less liabilities	1.7	1,835,417

NET ASSETS	100.0%	$107,728,994

†	Non-income producing security

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$105,893,577	$—	$—	$105,893,577

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 28.9%

VALIC Co. I Dividend Value Fund	1,325,036	$16,324,449
VALIC Co. I Large Cap Core Fund	216,568	2,733,090
VALIC Co. I Large Capital Growth Fund	95,913	1,748,494
VALIC Co. I Mid Cap Index Fund	262,565	6,902,824
VALIC Co. I Mid Cap Strategic Growth Fund	115,494	2,011,899
VALIC Co. I Nasdaq-100 Index Fund	234,808	3,907,204
VALIC Co. I Science & Technology Fund	205,782	6,101,450
VALIC Co. I Small Cap Index Fund	167,655	3,503,988
VALIC Co. I Small Cap Special Values Fund	191,569	2,400,355
VALIC Co. I Stock Index Fund	437,708	19,771,279
VALIC Co. I Value Fund	157,219	3,109,798
VALIC Co. II Capital Appreciation Fund	361,788	5,723,478
VALIC Co. II Large Cap Value Fund	454,980	9,882,172
VALIC Co. II Mid Cap Growth Fund	253,338	2,766,447
VALIC Co. II Mid Cap Value Fund	449,212	8,355,345
VALIC Co. II Small Cap Growth Fund	105,584	1,961,751
VALIC Co. II Small Cap Value Fund	95,931	1,132,950

Total Domestic Equity Investment Companies
(cost $93,722,303)		98,336,973

Domestic Fixed Income Investment Companies - 50.8%

VALIC Co. I Capital Conservation Fund	1,737,574	17,879,637
VALIC Co. I Government Securities Fund	841,846	9,150,867
VALIC Co. I Inflation Protected Fund	1,799,288	20,457,904
VALIC Co. II Core Bond Fund	4,840,591	55,860,419
VALIC Co. II High Yield Bond Fund	3,160,518	24,557,229
VALIC Co. II Strategic Bond Fund	3,972,827	45,131,312

Total Domestic Fixed Income Investment Companies
(cost $166,956,619)		173,037,368

Domestic Money Market Investment Companies - 1.8%

VALIC Co. I Government Money Market I Fund (cost $6,019,765)(2)	6,019,765	6,019,765

International Equity Investment Companies - 11.4%

VALIC Co. I Emerging Economies Fund	1,011,372	8,364,048
VALIC Co. I International Equities Index Fund	1,619,783	11,937,802
VALIC Co. I International Growth Fund	122,680	1,556,814
VALIC Co. I International Value Fund	856,268	8,314,361
VALIC Co. II International Opportunities Fund	444,550	8,793,195

Total International Equity Investment Companies
(cost $39,014,685)		38,966,220

International Fixed Income Investment Companies - 4.5%

VALIC Co. I International Government Bond Fund (cost $14,822,301)	1,266,306	15,436,268

Real Estate Investment Companies - 2.7%

VALIC Co. I Global Real Estate Fund (cost $8,025,256)	1,054,264	9,035,041

TOTAL INVESTMENTS
(cost $328,560,929)	100.0%	340,831,635
Liabilities in excess of other assets	(0.0)	(18,472)

NET ASSETS	100.0%	$340,813,163

#

The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3.
(2)	The 7-day yield as of November 30, 2019 is 1.08%.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$340,831,635	$—	$—	$340,831,635

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 4.5%
Diversified Financial Services - 4.5%

American Express Credit Account Master Trust Series 2019-2, Class A 2.67% due 11/15/2024	$ 2,000,000	$2,038,171
American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	150,000	152,465
American Express Credit Account Master Trust Series 2018-8, Class A 3.18% due 04/15/2024	167,000	171,039
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	1,000,000	1,013,893
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	900,000	897,639
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	1,332,000	1,352,890
BANK Series 2019-BN19, Class A3 3.18% due 08/15/2061(1)	1,570,000	1,648,841
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	2,377,000	2,525,425
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	1,233,000	1,278,087
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	2,985,000	3,246,132
BMW Vehicle Lease Trust Series 2019-1, Class A4 2.92% due 08/22/2022	1,050,000	1,064,400
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 2.77% (1 ML+1.00%) due 04/15/2034*(1)	2,500,000	2,502,092
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 2.84% (1 ML+1.07%) due 12/15/2037*(1)	750,000	751,403
Capital One Multi-Asset Execution Trust Series 2019-A2, Class A2 1.72% due 08/15/2024	1,000,000	996,586
Capital One Multi-Asset Execution Trust Series 2019-A3, Class A3 2.06% due 08/15/2028	150,000	148,184
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	600,000	600,368
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	1,030,000	1,034,393
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	1,125,000	1,139,518
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	1,000,000	1,020,712
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	1,414,522	1,467,478
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	150,000	151,082
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7 3.96% due 10/13/2030	250,000	280,788
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(3)	1,254,000	1,342,477
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,770,000	1,798,810
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	225,000	231,512
Discover Card Execution Note Trust Series 2019-A3, Class A 1.89% due 10/15/2024	534,000	534,394
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	500,000	512,864
Ford Credit Auto Owner Trust Series 2018-2, Class A 3.47% due 01/15/2030*	400,000	416,817
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	1,000,000	1,001,906
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	1,075,000	1,080,613
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	430,897	430,742
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	700,000	711,135
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	5,570,000	6,255,067
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(1)	1,400,000	1,414,613
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	1,990,438	2,004,333
JP Morgan Mtg. Trust VRS Series 2018-1, Class A5 3.50% due 06/25/2048*(2)(3)	2,505,859	2,542,763
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	188,000	191,241

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	995,696	996,554
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	2,397,000	2,393,727
MSDB Trust VRS Series 2017-712F, Class A 3.43% due 07/11/2039*(1)(3)	4,520,000	4,713,404
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 2.67% (1 ML+0.90%) due 12/15/2033*(1)	2,950,000	2,952,564
Nissan Auto Receivables Owner Trust Series 2016-C, Class A3 1.18% due 01/15/2021	48,941	48,901
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	3,720,000	3,685,586
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	1,623,644	1,638,930
Stonemont Portfolio Trust FRS Series 2017-MONT, Class A 2.57% (1 ML+0.85%) due 08/20/2030*(1)	871,494	870,665
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	900,000	917,163
Toyota Auto Receivables Owner Trust Series 2019-B, Class A3 2.57% due 08/15/2023	3,000,000	3,034,830
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	125,000	128,334
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*	300,000	304,266
Volkswagen Auto Loan Enhanced Trust Series 2018-2, Class A4 3.33% due 02/20/2025	500,000	515,721
World Financial Network Credit Card Master Trust Series 2019-C, Class M 2.71% due 07/15/2026	850,000	850,416

Total Asset Backed Securities
(cost $67,577,062)		69,001,934

U.S. CORPORATE BONDS & NOTES - 37.7%
Advertising Agencies - 0.0%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	613,000	657,980

Advertising Sales - 0.0%

National CineMedia LLC Senior Sec. Notes 5.88% due 04/15/2028*	433,000	451,403

Aerospace/Defense - 0.3%

BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	2,908,000	3,080,111
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	1,805,000	1,812,697

		4,892,808

Aerospace/Defense-Equipment - 0.1%

L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	992,000	1,004,533

Airlines - 0.0%

Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2020(4)	13,312	13,389
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	419,840	433,088

		446,477

Applications Software - 0.1%

CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	679,000	725,681
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	895,000	957,606

		1,683,287

Auction Houses/Art Dealers - 0.1%

BidFair MergeRight, Inc. Senior Sec. Notes 7.38% due 10/15/2027*	790,000	771,238

Auto-Cars/Light Trucks - 1.2%

BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	1,220,000	1,237,683
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	738,000	735,719
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	702,000	703,271
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	3,439,000	3,399,474
Ford Motor Credit Co. LLC Senior Notes 4.06% due 11/01/2024	1,484,000	1,491,578

General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	2,016,000	2,074,356
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	2,638,000	2,693,754
Hyundai Capital America Company Guar. Notes 3.50% due 11/02/2026*	1,712,000	1,723,285
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	350,000	351,068
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023	1,944,000	2,045,535
Volkswagen Group of America Finance LLC Company Guar. Notes 2.50% due 09/24/2021*	1,332,000	1,339,140

		17,794,863

Auto-Heavy Duty Trucks - 0.1%

Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	559,000	572,276
PACCAR Financial Corp. Senior Notes 2.00% due 09/26/2022	1,061,000	1,062,169

		1,634,445

Auto/Truck Parts & Equipment-Original - 0.1%

Dana, Inc. Senior Notes 5.38% due 11/15/2027	130,000	131,651
Lear Corp. Senior Notes 5.25% due 05/15/2049	1,566,000	1,620,912

		1,752,563

Banks-Commercial - 1.4%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	5,983,000	6,547,937
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,630,317
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	975,000	1,048,980
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	3,140,000	4,448,037
SunTrust Bank Senior Notes 3.20% due 04/01/2024	4,306,000	4,481,635
SunTrust Bank Senior Notes 3.50% due 08/02/2022	1,366,000	1,394,798
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	2,699,000	2,668,909

		22,220,613

Banks-Super Regional - 1.2%

Bank of America NA Senior Notes 3.34% due 01/25/2023	2,372,000	2,433,858
Wells Fargo & Co. Senior Notes 2.88% due 10/30/2030	1,646,000	1,653,460
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	2,648,000	2,726,108
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,190,000	4,595,681
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	2,437,000	2,915,019
Wells Fargo Bank NA Senior Notes 2.08% due 09/09/2022	3,890,000	3,885,880

		18,210,006

Batteries/Battery Systems - 0.2%

Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	1,090,000	1,163,575
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	1,150,000	1,187,375

		2,350,950

Beverages-Non-alcoholic - 0.2%

Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023	40,000	42,305
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	2,168,000	2,365,753
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049	1,411,000	1,377,816

		3,785,874

Beverages-Wine/Spirits - 0.1%

Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	1,101,000	1,112,148
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	883,000	1,088,811

		2,200,959

Brewery - 0.5%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	41,000	43,947

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	2,108,000	2,532,059
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	712,000	826,101
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	3,101,000	4,112,875

		7,514,982

Broadcast Services/Program - 0.2%

Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	1,484,000	1,713,163
Fox Corp. Senior Notes 5.48% due 01/25/2039*	1,141,000	1,403,684

		3,116,847

Building & Construction Products-Misc. - 0.2%

Owens Corning Senior Notes 4.30% due 07/15/2047	2,312,000	2,192,180
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,100,000	1,150,875

		3,343,055

Building & Construction-Misc. - 0.1%

Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	801,000	875,012

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	1,495,000	1,551,003

Building-Heavy Construction - 0.1%

Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*#	786,000	767,333

Building-Residential/Commercial - 0.1%

Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	955,000	991,409

Cable/Satellite TV - 1.2%

Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	1,027,000	1,069,364
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	361,000	379,952
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	295,000	305,325
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	295,000	316,019
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	802,000	846,110
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 3.56% (3 ML+1.65%) due 02/01/2024	821,000	844,304
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	771,000	803,731
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.05% due 03/30/2029	630,000	709,767
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	184,000	208,562
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	685,000	854,638
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	2,411,000	2,410,317
Comcast Corp. Senior Notes 2.65% due 02/01/2030	827,000	830,538
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	457,000	507,066
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,880,000	2,258,878
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	755,000	811,625
CSC Holdings LLC Company Guar. Notes 5.38% due 07/15/2023*	225,000	230,906
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	2,320,000	2,467,900
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	1,898,000	2,318,939

		18,173,941

Casino Hotels - 0.0%

Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027*	542,000	547,490

Casino Services - 0.1%

Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	1,195,000	1,315,456

Cellular Telecom - 0.4%

Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	4,131,000	4,541,518
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	1,231,000	1,304,860
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	429,000	444,015

		6,290,393

Chemicals-Diversified - 0.1%

DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	60,000	72,177
LYB International Finance III LLC Company Guar. Notes 4.20% due 10/15/2049	2,007,000	2,053,639

		2,125,816

Chemicals-Plastics - 0.0%

Neon Holdings, Inc. Senior Sec. Notes 10.13% due 04/01/2026*	735,000	740,513

Chemicals-Specialty - 0.3%

Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	1,440,000	1,453,506
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	2,233,000	2,360,123
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	448,000	635,525

		4,449,154

Coal - 0.1%

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	886,000	801,830

Commercial Services - 0.1%

Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	721,000	758,853
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	1,025,000	1,031,406

		1,790,259

Commercial Services-Finance - 0.1%

MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	1,125,000	1,020,937
S&P Global, Inc. Company Guar. Notes 2.50% due 12/01/2029	1,026,000	1,031,329

		2,052,266

Computer Services - 0.4%

IBM Credit LLC Senior Notes 3.00% due 02/06/2023	5,491,000	5,638,896
International Business Machines Corp. Senior Notes 2.50% due 01/27/2022	1,104,000	1,116,079

		6,754,975

Computer Software - 0.1%

Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*#	1,085,000	1,049,738

Computers - 0.5%

Apple, Inc. Senior Notes 2.05% due 09/11/2026	1,311,000	1,296,079
Apple, Inc. Senior Notes 2.85% due 05/06/2021	1,133,000	1,150,397
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,900,000	2,171,146
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,237,000	1,599,381
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	1,503,000	1,804,322

		8,021,325

Computers-Integrated Systems - 0.1%

Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024#	1,000,000	856,680
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	367,000	380,085
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	587,000	619,285

		1,856,050

Consumer Products-Misc. - 0.1%

Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	975,000	1,011,562
Prestige Brands, Inc. Company Guar. Notes 5.13% due 01/15/2028*	381,000	390,049

		1,401,611

Containers-Metal/Glass - 0.2%

Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.50% due 01/15/2023	150,000	156,825
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	383,000	454,813
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	776,000	785,700
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025	1,025,000	1,048,062

		2,445,400

Containers-Paper/Plastic - 0.1%

Berry Global, Inc. Sec. Notes 4.50% due 02/15/2026*	521,000	529,737
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	873,000	941,749

		1,471,486

Cosmetics & Toiletries - 0.1%

Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*#	1,365,000	1,409,362
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	734,000	763,819

		2,173,181

Data Processing/Management - 0.1%

Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	1,698,000	1,891,787

Decision Support Software - 0.0%

MSCI, Inc. Company Guar. Notes 4.00% due 11/15/2029*	454,000	456,270

Diagnostic Equipment - 0.0%

Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	625,000	615,625

Dialysis Centers - 0.1%

DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	1,132,000	1,161,715

Distribution/Wholesale - 0.1%

ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	775,000	775,969
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025	565,000	587,600
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	882,000	927,202

		2,290,771

Diversified Banking Institutions - 3.0%

Bank of America Corp. Senior Notes 2.46% due 10/22/2025	3,081,000	3,091,140
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	2,060,000	2,197,384
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,031,000	2,199,910
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	1,730,000	2,309,128
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	3,477,000	3,692,789
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	1,737,000	1,911,761
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	1,949,000	2,329,000
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	1,247,000	1,549,105
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	667,000	845,267
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	3,224,000	3,237,909
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	1,977,000	2,095,813
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,929,000	2,082,872
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	2,359,000	3,245,217
JPMorgan Chase & Co. Senior Notes 2.74% due 10/15/2030	2,339,000	2,333,590

JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023	4,801,000	4,909,163
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	637,000	700,941
Morgan Stanley Senior Notes 3.63% due 01/20/2027	4,126,000	4,398,076
Morgan Stanley Senior Notes 5.50% due 07/24/2020	2,540,000	2,597,367

		45,726,432

Diversified Financial Services - 0.1%

USAA Capital Corp. Senior Notes 2.63% due 06/01/2021*	1,719,000	1,737,968

Diversified Manufacturing Operations - 0.1%

Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	1,400,000	1,480,486

E-Commerce/Products - 0.1%

Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	928,000	1,154,202

E-Commerce/Services - 0.1%

GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	848,000	782,280

Electric-Distribution - 0.5%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	5,222,000	5,359,019
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	875,000	898,905
Sempra Energy Senior Notes 3.40% due 02/01/2028	2,045,000	2,116,730

		8,374,654

Electric-Generation - 0.2%

Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	157,000	184,526
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,484,000	1,733,095
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	880,000	914,100

		2,831,721

Electric-Integrated - 2.1%

AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	713,000	814,998
Black Hills Corp. Senior Notes 3.88% due 10/15/2049	867,000	882,677
Consolidated Edison Co. of New York, Inc. Senior Notes 4.45% due 06/15/2020	1,769,000	1,792,259
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	1,647,000	2,199,182
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,604,000	1,927,746
DPL, Inc. Senior Notes 4.35% due 04/15/2029*	529,000	495,129
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	2,793,000	3,250,885
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	933,000	952,469
Entergy Texas, Inc. 1st Mtg. Notes 3.55% due 09/30/2049	797,000	823,500
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039	3,066,000	3,605,146
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	3,726,000	5,221,194
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	859,000	858,999
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	1,086,000	1,083,830
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	1,703,000	1,849,730
Nevada Power Co. General Refunding Mtg. 2.75% due 04/15/2020	1,198,000	1,201,083
PECO Energy Co. 1st Mtg. Bonds 3.00% due 09/15/2049	1,191,000	1,163,991
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	1,499,000	1,649,226
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	1,136,000	1,335,549
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	460,000	450,800
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	382,000	389,852

		31,948,245

Electric-Transmission - 0.1%

AEP Transmission Co. LLC Senior Notes 3.15% due 09/15/2049	774,000	771,894

Electronic Components-Semiconductors - 0.2%

Amkor Technology, Inc. Senior Notes 6.63% due 09/15/2027*	707,000	772,398
Intel Corp. Senior Notes 2.45% due 07/29/2020	1,962,000	1,969,585

		2,741,983

Electronic Measurement Instruments - 0.2%

Trimble, Inc. Senior Notes 4.75% due 12/01/2024	164,000	177,722
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	2,441,000	2,684,643

		2,862,365

Electronic Parts Distribution - 0.2%

Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	983,000	1,016,092
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	1,445,000	1,494,441

		2,510,533

Energy-Alternate Sources - 0.2%

Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*	2,335,000	2,342,268
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	1,297,000	1,335,910

		3,678,178

Enterprise Software/Service - 0.2%

Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	918,000	932,918
Oracle Corp. Senior Notes 2.95% due 11/15/2024	2,359,000	2,449,646

		3,382,564

Finance-Auto Loans - 0.1%

Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*	770,000	812,546

Finance-Consumer Loans - 0.6%

Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,080,000	1,004,400
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	600,000	556,500
SLM Corp. Senior Notes 5.63% due 08/01/2033	893,000	761,282
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	355,000	365,650
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	900,000	1,027,827
Synchrony Financial Senior Notes 2.85% due 07/25/2022	629,000	635,095
Synchrony Financial Senior Notes 4.25% due 08/15/2024	3,710,000	3,912,376
Synchrony Financial Senior Notes 4.50% due 07/23/2025	973,000	1,042,935

		9,306,065

Finance-Credit Card - 0.3%

American Express Co. Senior Notes 3.40% due 02/22/2024	1,407,000	1,468,006
American Express Co. Senior Notes 4.20% due 11/06/2025	955,000	1,049,272
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	2,035,000	2,032,078

		4,549,356

Finance-Investment Banker/Broker - 0.1%

Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)	230,000	23
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	841,000	888,693

		888,734

Finance-Mortgage Loan/Banker - 0.1%

Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,160,000	1,204,805

Food-Dairy Products - 0.0%

Land O’ Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(5)	250,000	233,438

Food-Meat Products - 0.1%

Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	536,000	532,333
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	693,000	764,723

		1,297,056

Food-Misc./Diversified - 0.9%

Campbell Soup Co. Senior Notes 4.80% due 03/15/2048	771,000	887,448
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	1,957,000	2,329,551
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	1,411,000	1,766,019
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	780,000	741,000
General Mills, Inc. Senior Notes 4.55% due 04/17/2038	798,000	927,993
General Mills, Inc. Senior Notes 4.70% due 04/17/2048#	741,000	882,881
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	1,225,000	1,286,145
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 10/01/2039*	777,000	803,587
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	966,000	993,362
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	585,000	617,906
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	1,921,000	2,066,825
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	850,000	891,438

		14,194,155

Food-Retail - 0.2%

Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	802,000	818,040
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.88% due 02/15/2028*	522,000	546,142
Kroger Co. Senior Notes 3.88% due 10/15/2046	1,093,000	1,067,543

		2,431,725

Gambling (Non-Hotel) - 0.0%

Twin River Worldwide Holdings, Inc. Senior Notes 6.75% due 06/01/2027*	158,000	162,740
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(4)	5,223	316

		163,056

Gas-Distribution - 0.3%

NiSource, Inc. Senior Notes 2.95% due 09/01/2029	1,714,000	1,714,581
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	1,048,000	1,353,136
Washington Gas Light Co. Senior Notes 3.65% due 09/15/2049	1,552,000	1,592,967

		4,660,684

Gold Mining - 0.0%

Newmont Goldcorp Corp. Senior Notes 2.80% due 10/01/2029	648,000	641,292

Hazardous Waste Disposal - 0.0%

Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	572,000	599,342

Hotels/Motels - 0.1%

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	538,000	583,730
Wyndham Worldwide Corp. Senior Sec. Notes 5.40% due 04/01/2024	316,000	334,170
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027	509,000	550,993

		1,468,893

Independent Power Producers - 0.1%

Clearway Energy Operating LLC Company Guar. Notes 5.75% due 10/15/2025	757,000	794,850
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	748,000	774,180

		1,569,030

Insurance Brokers - 0.2%

Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020	906,000	921,107
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	1,080,000	1,066,998
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	955,000	1,127,839

		3,115,944

Insurance-Life/Health - 0.3%

Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	1,383,000	1,250,804
Prudential Financial, Inc. Senior Notes 3.70% due 03/13/2051	1,420,000	1,476,543
Unum Group Senior Notes 4.50% due 12/15/2049	1,548,000	1,468,336

		4,195,683

Insurance-Multi-line - 0.0%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	154,000	186,995

Insurance-Mutual - 0.2%

MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	908,000	925,851
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	2,497,000	2,498,514

		3,424,365

Insurance-Property/Casualty - 0.2%

ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	1,444,000	1,484,293
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	845,000	913,656

		2,397,949

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	800,000	834,000

Internet Content-Entertainment - 0.2%

Netflix, Inc. Senior Notes 4.38% due 11/15/2026	1,431,000	1,448,888
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	1,660,000	1,672,450

		3,121,338

Investment Companies - 0.0%

FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*	627,000	637,189

Investment Management/Advisor Services - 0.1%

Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	1,602,000	1,635,777

Machinery-Construction & Mining - 0.2%

Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	1,088,000	1,107,297
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	794,000	810,900
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023	1,486,000	1,557,730

		3,475,927

Machinery-Electrical - 0.1%

ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	1,976,000	2,053,841

Machinery-Farming - 0.6%

CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	1,887,000	2,001,609
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	1,182,000	1,187,661
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022	2,970,000	3,038,754
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024	1,944,000	2,050,844
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	861,000	913,381

		9,192,249

Medical Labs & Testing Services - 0.6%

Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	446,000	462,725
Laboratory Corp. of America Holdings Senior Notes 2.95% due 12/01/2029	1,472,000	1,477,603
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	1,818,000	1,887,585
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	861,000	968,557
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	2,227,000	2,222,160
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	1,440,000	1,465,685

		8,484,315

Medical Products - 0.0%

Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	625,000	643,750

Medical-Biomedical/Gene - 0.1%

Amgen, Inc. Senior Notes 4.66% due 06/15/2051	771,000	911,327

Medical-Drugs - 0.6%

AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*	1,322,000	1,378,111
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	1,717,000	1,804,372
Bristol-Myers Squibb Co. Senior Notes 3.63% due 05/15/2024*	1,865,000	1,974,701
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039*	1,071,000	1,237,339
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044*	1,087,000	1,319,624
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	1,278,000	1,335,243

		9,049,390

Medical-Generic Drugs - 0.1%

Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	1,513,000	1,622,907

Medical-HMO - 0.6%

Centene Corp Senior Notes 4.25% due 12/15/2027*	554,000	569,928
Centene Corp. Senior Notes 4.63% due 12/15/2029*	131,000	137,386
Humana, Inc. Senior Notes 3.95% due 08/15/2049	958,000	1,002,952
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	5,294,000	5,351,551
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	1,067,000	1,130,774
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	920,000	991,808

		9,184,399

Medical-Hospitals - 0.3%

HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,249,000	1,395,556
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2049	857,000	964,438
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,075,000	2,292,875

		4,652,869

Medical-Wholesale Drug Distribution - 0.2%

Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	496,000	508,076
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	2,147,000	2,184,442

		2,692,518

Metal-Copper - 0.1%

Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,065,000	1,086,726
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	527,000	542,151

		1,628,877

Metal-Diversified - 0.1%

Glencore Funding LLC Company Guar. Notes 4.13% due 03/12/2024*	2,194,000	2,302,341

Metal-Iron - 0.0%

Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025#	699,000	698,126

Multimedia - 0.3%

E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	1,394,000	1,413,167
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	3,304,000	3,412,883

		4,826,050

Networking Products - 0.3%

Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	4,846,000	4,870,362

Oil Companies-Exploration & Production - 1.7%

Apache Corp. Senior Notes 4.75% due 04/15/2043	1,632,000	1,517,380

Apache Corp. Senior Notes 5.10% due 09/01/2040	1,677,000	1,635,880
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp. Company Guar. Notes 6.88% due 02/01/2025	1,189,000	927,420
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	835,000	778,637
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	185,000	180,395
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	1,630,000	652,000
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	2,804,000	2,910,923
Concho Resources, Inc. Company Guar. Notes 4.85% due 08/15/2048	814,000	910,836
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	1,068,000	1,247,670
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	1,542,000	1,537,883
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	965,000	443,900
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,494,000	1,330,243
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	1,165,000	815,500
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	893,000	1,101,328
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	1,118,000	1,398,082
Noble Energy, Inc. Senior Notes 4.20% due 10/15/2049	1,963,000	1,897,101
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	1,737,000	1,851,567
Occidental Petroleum Corp. Senior Notes 4.30% due 08/15/2039	989,000	1,000,624
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	1,743,000	2,119,434
Occidental Petroleum Corp. Senior Notes 7.50% due 05/01/2031	668,000	871,308
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	326,000	285,657

		25,413,768

Oil Companies-Integrated - 0.3%

Chevron Corp. Senior Notes 2.36% due 12/05/2022	1,260,000	1,276,956
Chevron Corp. Senior Notes 2.90% due 03/03/2024	3,655,000	3,792,844

		5,069,800

Oil Field Machinery & Equipment - 0.1%

Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*	1,315,000	552,300
National Oilwell Varco, Inc. Senior Notes 3.60% due 12/01/2029	804,000	784,226

		1,336,526

Oil-Field Services - 0.2%

Calfrac Holdings LP Company Guar. Notes 8.50% due 06/15/2026*	735,000	296,756
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*	385,000	287,788
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	1,209,000	423,150
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	1,477,000	1,580,354
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	549,000	313,847
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	304,000	312,360

		3,214,255

Paper & Related Products - 0.4%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	2,766,000	3,179,215
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	2,387,000	2,504,428
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	677,000	697,052

		6,380,695

Petrochemicals - 0.1%

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	1,107,000	1,143,704

Pharmacy Services - 0.5%

Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038	1,518,000	1,756,319
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	5,416,000	6,151,930

		7,908,249

Pipelines - 1.4%

Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*	1,058,000	1,068,198
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	1,260,000	1,408,302
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	231,000	265,036
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029*	361,000	362,913
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	617,000	635,510
Enable Midstream Partners LP Senior Notes 4.15% due 09/15/2029	1,026,000	957,130
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	1,078,000	1,077,765
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	1,605,000	1,666,644
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027	2,175,000	2,403,725
Energy Transfer Partners LP Senior Notes 6.13% due 12/15/2045	872,000	983,425
EnLink Midstream LLC Company Guar. Notes 5.38% due 06/01/2029	2,320,000	1,965,504
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	875,000	773,544
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	207,000	140,760
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	900,000	812,250
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	480,000	448,546
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	677,000	707,533
MPLX LP Senior Notes 5.50% due 02/15/2049	1,044,000	1,149,579
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	1,204,000	1,246,767
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	721,000	623,665
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	1,078,000	916,679
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	1,141,000	1,307,745

		20,921,220

Poultry - 0.1%

Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	820,000	885,600

Quarrying - 0.0%

Compass Minerals International, Inc. Company Guar. Notes 6.75% due 12/01/2027*	587,000	607,545

Radio - 0.1%

Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	1,750,000	1,833,125

Real Estate Investment Trusts - 1.4%

American Tower Corp. Senior Notes 4.00% due 06/01/2025	1,388,000	1,483,510
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	2,156,000	2,263,377
Crown Castle International Corp. Senior Notes 5.20% due 02/15/2049	1,478,000	1,835,539
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	1,051,000	1,093,040

CyrusOne LP/CyrusOne Finance Corp. Company Guar. Notes 3.45% due 11/15/2029	1,077,000	1,079,089
Duke Realty LP Senior Notes 2.88% due 11/15/2029	483,000	487,210
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	685,000	688,425
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	792,000	817,740
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	600,000	661,159
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	896,000	946,400
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	815,000	837,413
iStar, Inc. Senior Notes 5.25% due 09/15/2022	1,039,000	1,063,105
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027*	764,000	855,680
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	587,000	616,350
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	1,206,000	1,297,554
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 3.90% due 10/15/2029	1,503,000	1,504,187
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024	1,038,000	1,107,536
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	870,000	904,800
Vici Properties L.P. Company Guar. Notes 4.25% due 12/01/2026*	185,000	188,700
Vici Properties L.P. Company Guar. Notes 4.63% due 12/01/2029*	278,000	286,660
WEA Finance LLC Company Guar. Notes 2.88% due 01/15/2027*	1,073,000	1,068,050

		21,085,524

Real Estate Management/Services - 0.1%

Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	777,000	854,071

Real Estate Operations & Development - 0.1%

Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,200,000	1,232,460

Rental Auto/Equipment - 0.1%

Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,145,000	893,100
Ashtead Capital, Inc. Sec. Notes 4.00% due 05/01/2028*	313,000	313,391
Ashtead Capital, Inc. Sec. Notes 4.25% due 11/01/2029*	462,000	466,620
Capitol Investment Merger Sub 2 LLC Sec. Notes 10.00% due 08/01/2024*	428,000	426,930

		2,100,041

Retail-Appliances - 0.1%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	982,000	991,820

Retail-Automobile - 0.1%

Lithia Motors, Inc. Company Guar. Notes 5.25% due 08/01/2025*	748,000	772,310

Retail-Discount - 0.3%

Walmart, Inc. Senior Notes 2.55% due 04/11/2023	2,432,000	2,481,046
Walmart, Inc. Senior Notes 3.05% due 07/08/2026	2,113,000	2,227,314

		4,708,360

Retail-Mail Order - 0.2%

QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	3,509,000	3,719,929

Retail-Petroleum Products - 0.0%

Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	545,000	575,466

Retail-Regional Department Stores - 0.1%

Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	1,964,000	1,999,351

Retail-Restaurants - 0.5%

Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	1,012,000	1,067,660
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	2,676,000	2,777,956
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	329,000	335,450
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	2,494,000	2,891,076
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	546,000	565,110

		7,637,252

Satellite Telecom - 0.1%

Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,024,000	1,123,840

Savings & Loans/Thrifts - 0.3%

First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	2,105,000	2,308,997
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	2,652,000	2,825,938

		5,134,935

Security Services - 0.1%

Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	1,102,000	1,135,060
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	653,000	682,072

		1,817,132

Semiconductor Components-Integrated Circuits - 0.1%

QUALCOMM, Inc. Senior Notes 4.30% due 05/20/2047	724,000	817,991

Steel-Producers - 0.0%

Commercial Metals Co. Senior Notes 5.75% due 04/15/2026	720,000	746,100

Telecom Equipment-Fiber Optics - 0.2%

Corning, Inc. Senior Notes 5.45% due 11/15/2079	2,341,000	2,565,343

Telephone-Integrated - 1.3%

AT&T, Inc. Senior Notes 4.30% due 02/15/2030	1,442,000	1,585,151
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	4,461,000	4,942,397
AT&T, Inc. Senior Notes 4.50% due 03/09/2048	1,450,000	1,579,085
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	1,052,000	1,184,958
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	2,506,000	2,863,806
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024#	2,025,000	2,278,125
Level 3 Financing, Inc. Company Guar. Notes 4.63% due 09/15/2027*	666,000	677,655
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	799,000	911,625
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	476,000	552,422
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	2,559,000	3,233,684

		19,808,908

Television - 0.3%

Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	460,000	519,800
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	1,110,000	1,276,500
CBS Corp. Company Guar. Notes 3.70% due 06/01/2028	2,156,000	2,248,916

		4,045,216

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	1,323,000	1,399,172

Transport-Equipment & Leasing - 0.2%

GATX Corp. Senior Notes 4.35% due 02/15/2024	2,233,000	2,388,168

Transport-Marine - 0.1%

Kirby Corp. Senior Notes 4.20% due 03/01/2028	1,081,000	1,144,991

Transport-Rail - 0.2%

Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	728,000	863,086
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	1,460,000	1,651,370

		2,514,456

Transport-Truck - 0.1%

JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	1,028,000	1,103,686

Trucking/Leasing - 0.3%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	1,211,000	1,210,759
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	1,823,000	1,930,922
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*	1,048,000	1,120,042

		4,261,723

Total U.S. Corporate Bonds & Notes
(cost $555,356,921)		576,999,594

FOREIGN CORPORATE BONDS & NOTES - 9.5%
Agricultural Chemicals - 0.1%

Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	1,110,000	1,048,950
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*	878,000	908,730

		1,957,680

Auto/Truck Parts & Equipment-Original - 0.1%

Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	985,000	861,875

Banks-Commercial - 1.3%

Bank of Montreal Senior Notes 2.05% due 11/01/2022	4,107,000	4,109,382
Credit Suisse AG Senior Notes 2.10% due 11/12/2021	2,350,000	2,355,047
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,607,000	1,666,510
Danske Bank A/S Senior Notes 5.38% due 01/12/2024*	1,195,000	1,312,306
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*	1,572,000	1,593,634
ING Groep NV Senior Notes 4.63% due 01/06/2026*	763,000	846,342
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*	3,012,000	3,214,350
National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*	844,000	862,426
National Bank of Canada Senior Notes 2.15% due 10/07/2022*	2,109,000	2,107,611
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*	1,286,000	1,364,007

		19,431,615

Banks-Special Purpose - 0.2%

Kreditanstalt fuer Wiederaufbau Government Guar. Notes 1.63% due 03/15/2021	3,307,000	3,303,394

Building Societies - 0.1%

Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*	1,018,000	1,047,070

Building-Residential/Commercial - 0.0%

Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	444,000	452,192

Cable/Satellite TV - 0.1%

Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	665,000	707,361
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	1,130,000	1,176,612

		1,883,973

Cellular Telecom - 0.4%

Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	215,000	238,112
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	1,067,000	1,126,352
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	1,434,000	1,530,795
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	590,000	613,132
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	819,000	928,409
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	1,394,000	1,665,660

		6,102,460

Chemicals-Diversified - 0.2%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	971,000	952,214
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	1,998,000	1,926,571

		2,878,785

Chemicals-Specialty - 0.1%

Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029*	892,000	894,785

Computer Software - 0.0%

Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*	454,000	462,604

Computers-Memory Devices - 0.1%

Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	760,000	799,479

Containers-Metal/Glass - 0.1%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	825,000	848,719
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	825,000	897,187

		1,745,906

Containers-Paper/Plastic - 0.1%

Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.13% due 01/15/2026*	111,000	112,110
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*	838,000	871,520

		983,630

Diagnostic Equipment - 0.1%

DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	1,708,000	1,731,502

Diversified Banking Institutions - 2.1%

Banco Santander SA Senior Notes 3.31% due 06/27/2029	1,800,000	1,856,003
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*	2,834,000	3,061,659
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021	965,000	979,372
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	2,323,000	2,360,082
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024	5,281,000	5,506,303
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	3,496,000	3,493,590
Mizuho Financial Group, Inc. Senior Notes 3.15% due 07/16/2030	1,751,000	1,789,972
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	2,117,000	2,188,357
Royal Bank of Scotland Group PLC Sub. Notes 3.75% due 11/01/2029	2,075,000	2,093,452
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	1,371,000	1,446,959
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	622,000	658,125
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	1,016,000	1,043,748
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	269,000	291,636
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	1,776,000	1,847,741
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	1,048,000	1,123,481
UniCredit SpA Sub. Notes 7.30% due 04/02/2034*	2,850,000	3,278,397

		33,018,877

Diversified Financial Services - 0.3%

Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	815,000	878,162
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	4,527,000	4,679,288

		5,557,450

Diversified Manufacturing Operations - 0.2%

Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*	3,222,000	3,386,809

Diversified Minerals - 0.1%

Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	1,173,000	1,220,511
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*	1,175,000	1,175,000

		2,395,511

Electric-Generation - 0.1%

Electricite de France SA Senior Notes 5.00% due 09/21/2048*	1,233,000	1,473,387

Electric-Integrated - 0.1%

Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	1,490,000	1,677,950

Electronic Components-Semiconductors - 0.1%

NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*	1,820,000	1,942,432

Finance-Consumer Loans - 0.1%

goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	788,000	793,910

Finance-Leasing Companies - 0.1%

Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*	850,000	913,665
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	405,000	440,073

		1,353,738

Food-Baking - 0.0%

Grupo Bimbo SAB de CV Company Guar. Notes 4.00% due 09/06/2049*	638,000	602,272

Food-Meat Products - 0.1%

JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	347,000	360,013
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	893,000	920,683

		1,280,696

Insurance-Life/Health - 0.2%

Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028	1,565,000	1,613,390
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	1,700,000	1,772,864

		3,386,254

Insurance-Property/Casualty - 0.2%

Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	2,858,000	3,054,687

Machinery-Farming - 0.1%

CNH Industrial NV Senior Notes 3.85% due 11/15/2027	959,000	1,000,211

Medical-Drugs - 0.4%

Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	890,000	925,573
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	700,000	435,750
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021	2,026,000	2,060,725
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	3,316,000	3,429,301

		6,851,349

Metal-Copper - 0.1%

First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	308,000	303,380
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	620,000	627,750

		931,130

Metal-Iron - 0.1%

Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	824,000	879,620

Non-Ferrous Metals - 0.1%

Codelco, Inc. Senior Notes 3.70% due 01/30/2050*	2,320,000	2,248,757

Oil & Gas Drilling - 0.0%

Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	329,000	206,448

Oil Companies-Exploration & Production - 0.2%

Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	1,525,000	1,617,049
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	1,039,000	1,079,978

		2,697,027

Oil Companies-Integrated - 0.7%

BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	4,562,000	4,856,059
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	1,621,000	1,702,098
Petro-Canada Senior Notes 5.95% due 05/15/2035	732,000	937,902
Petroleos Mexicanos Company Guar. Notes 7.69% due 01/23/2050*	1,352,000	1,449,696
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	1,615,000	1,723,720

		10,669,475

Paper & Related Products - 0.1%

Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	425,000	431,460
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	679,000	695,975

		1,127,435

Retail-Petroleum Products - 0.1%

eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	955,000	943,063

Satellite Telecom - 0.1%

Telesat Canada/Telesat LLC Senior Secured Notes 4.88% due 06/01/2027*	305,000	309,956
Telesat Canada/Telesat LLC Senior Notes 6.50% due 10/15/2027*	765,000	788,868

		1,098,824

Security Services - 0.1%

GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	1,187,000	1,234,480

SupraNational Banks - 0.3%

European Investment Bank Senior Notes 1.63% due 08/14/2020	2,385,000	2,382,759
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	1,623,000	1,748,653

		4,131,412

Telephone-Integrated - 0.3%

British Telecommunications PLC Company Guar. Notes 3.25% due 11/08/2029*	1,614,000	1,598,104
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	1,216,000	1,491,886
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	2,202,000	2,449,053

		5,539,043

Transport-Rail - 0.1%

Canadian National Railway Co. Senior Notes 2.85% due 12/15/2021	1,032,000	1,047,938
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	607,000	898,508

		1,946,446

Total Foreign Corporate Bonds & Notes
(cost $139,939,075)		145,965,643

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Sovereign - 0.4%

Republic of Italy Senior Notes 2.88% due 10/17/2029	1,509,000	1,444,972
Republic of Italy Senior Notes 4.00% due 10/17/2049	2,667,000	2,593,479
United Mexican States Senior Notes 4.50% due 04/22/2029	1,608,000	1,762,368
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,066,000	1,161,940

		6,962,759

Sovereign Agency - 0.2%

Kommunalbanken AS Senior Notes 1.75% due 09/15/2020*	2,832,000	2,832,649

Total Foreign Government Obligations
(cost $9,607,368)		9,795,408

U.S. GOVERNMENT AGENCIES - 39.0%
Federal Home Loan Mtg. Corp. - 8.4%

2.50% due 01/01/2028	537,768	546,246
2.50% due 04/01/2028	1,066,162	1,082,965
2.50% due 03/01/2031	675,809	683,909
2.50% due 10/01/2032	3,686,810	3,731,066
3.00% due 08/01/2027	242,814	249,865
3.00% due 10/01/2042	1,209,784	1,250,925
3.00% due 11/01/2042	1,032,670	1,063,321

3.00% due 02/01/2043	1,368,431	1,398,095
3.00% due 04/01/2043	1,482,640	1,530,324
3.00% due 05/01/2043	517,764	535,375
3.00% due 08/01/2043	5,201,586	5,356,210
3.00% due 10/01/2045	5,448,575	5,582,997
3.00% due 08/01/2049	4,473,249	4,538,250
3.50% due 01/01/2032	3,876,755	4,034,018
3.50% due 03/01/2042	3,436,210	3,617,152
3.50% due 04/01/2042	1,488,729	1,567,112
3.50% due 08/01/2042	1,186,500	1,254,092
3.50% due 09/01/2043	999,248	1,045,807
3.50% due 03/01/2045	1,041,562	1,087,634
3.50% due 07/01/2045	6,691,685	6,992,442
3.50% due 08/01/2045	1,971,333	2,070,341
3.50% due 11/01/2045	3,716,791	3,877,430
3.50% due 01/01/2046	2,356,850	2,458,662
3.50% due 03/01/2046	5,550,877	5,787,244
3.50% due 11/01/2047	11,536,255	11,946,763
3.50% due 03/01/2048	8,973,126	9,412,395
3.50% due 08/01/2049	9,646,026	9,914,693
4.00% due 03/01/2023	10,404	10,849
4.00% due 09/01/2040	1,125,554	1,204,973
4.00% due 07/01/2044	81,673	86,403
4.00% due 10/01/2045	2,828,666	2,992,434
4.00% due 01/01/2046	611,111	650,702
4.00% due 12/01/2048	5,755,133	5,977,907
4.50% due 12/01/2039	416,991	449,416
4.50% due 07/01/2044	1,296,677	1,404,125
4.50% due 05/01/2048	5,296,962	5,574,256
5.00% due 10/01/2033	830	915
5.00% due 07/01/2040	534,164	589,169
5.00% due 11/01/2043	2,511,830	2,774,352
5.50% due 11/01/2032	5,483	5,992
5.50% due 07/01/2034	23,218	26,072
5.50% due 02/01/2035	34,383	37,044
5.50% due 07/01/2035	869	979
5.50% due 01/01/2036	146,173	164,565
5.50% due 05/01/2037	25,389	28,507
6.00% due 07/01/2035	75,381	83,418
6.00% due 03/01/2040	126,181	144,909
6.50% due 02/01/2036	10,614	12,158
6.50% due 09/01/2036	165	183
6.50% due 05/01/2037	30,635	35,103
Federal Home Loan Mtg. Corp. FRS 4.02% (6 ML+1.49%) due 02/01/2037	113,381	117,197
4.75% (12 ML+1.88%) due 11/01/2037	1,003,155	1,061,642
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(2)	3,408,167	3,474,439
Series 4800, Class KG 3.50% due 11/15/2045(2)	4,000,000	4,090,358
Series 3820, Class DA 4.00% due 11/15/2035(2)	70,931	70,891
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 5.03% (6.80%-1 ML) due 09/15/2039(2)(6)(7)	680,584	92,666
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2017-HQA1, Class M1 2.91% (1 ML+1.20%) due 08/25/2029(2)	566,624	567,375
Series 2015-DNA1, Class M2 3.56% (1 ML+1.85%) due 10/25/2027(2)	488,278	490,968
Series 2014-DN1, Class M2 3.91% (1 ML+2.20%) due 02/25/2024(2)	774,277	782,673
Series 2014-HQ2, Class M2 3.91% (1 ML+2.20%) due 09/25/2024(2)	1,781,284	1,802,858
Series 2015-HQA1, Class M2 4.36% (1 ML+2.65%) due 03/25/2028(2)	98,131	98,341
Series 2016-HQA1, Class M2 4.46% (1 ML+2.75%) due 09/25/2028(2)	231,563	232,249
Series 2015-HQA2, Class M2 4.51% (1 ML+2.80%) due 05/25/2028(2)	238,722	239,916

		127,991,337

Federal National Mtg. Assoc. - 25.5%

2.50% due 02/01/2028	1,107,159	1,124,049
2.50% due 04/01/2028	282,452	286,759
2.50% due 08/01/2031	13,646,242	13,802,864
2.50% due 01/01/2032	2,123,465	2,147,872
3.00% due 10/01/2027	129,216	132,902
3.00% due 01/01/2028	1,244,893	1,280,545
3.00% due 10/01/2030	2,140,520	2,200,227
3.00% due 10/01/2032	6,776,787	6,951,502
3.00% due 02/01/2033	11,109,882	11,406,638
3.00% due 07/01/2034	2,038,290	2,087,063
3.00% due 11/01/2039	4,482,667	4,589,313
3.00% due 03/01/2042	2,514,116	2,586,658
3.00% due 12/01/2042	2,112,854	2,170,899
3.00% due 02/01/2043	5,124,518	5,271,017
3.00% due 05/01/2043	2,711,349	2,790,197
3.00% due 05/01/2046	3,245,292	3,323,476
3.00% due 08/01/2046	6,486,933	6,645,658
3.00% due 09/01/2046	1,493,491	1,529,567
3.00% due 04/01/2047	3,406,317	3,487,094
3.00% due 04/01/2048	10,313,000	10,519,253
3.00% due 09/01/2048	7,101,034	7,271,897
3.50% due 08/01/2026	754,441	781,579
3.50% due 09/01/2026	758,970	790,190
3.50% due 08/01/2027	100,131	103,769
3.50% due 10/01/2028	1,752,094	1,823,957
3.50% due 03/01/2033	1,499,152	1,558,186
3.50% due 12/01/2041	383,695	405,328
3.50% due 03/01/2042	516,809	543,711
3.50% due 08/01/2042	3,562,654	3,754,919

3.50% due 09/01/2042	440,442	463,373
3.50% due 02/01/2043	2,349,667	2,510,358
3.50% due 07/01/2045	1,452,889	1,514,002
3.50% due 08/01/2045	1,957,795	2,046,062
3.50% due 09/01/2045	441,217	459,803
3.50% due 10/01/2045	2,727,086	2,870,552
3.50% due 11/01/2045	5,843,937	6,091,619
3.50% due 12/01/2045	10,731,230	11,180,796
3.50% due 02/01/2046	1,791,138	1,866,162
3.50% due 03/01/2046	8,390,167	8,715,918
3.50% due 07/01/2046	5,387,590	5,654,751
3.50% due 01/01/2047	4,915,065	5,109,329
3.50% due 12/01/2047	13,872,268	14,443,276
3.50% due 04/01/2048	25,820,156	26,790,371
3.50% due 04/01/2049	6,748,886	6,945,856
3.50% due 05/01/2049	5,592,193	5,746,203
4.00% due 11/01/2025	54,025	56,352
4.00% due 03/01/2039	4,775,462	4,968,184
4.00% due 09/01/2040	93,968	100,557
4.00% due 10/01/2040	181,058	193,752
4.00% due 12/01/2040	1,462,184	1,554,387
4.00% due 10/01/2041	1,025,214	1,097,365
4.00% due 11/01/2041	1,024,869	1,096,372
4.00% due 01/01/2043	1,870,060	2,001,353
4.00% due 10/01/2043	27,663	29,736
4.00% due 10/01/2044	7,452	7,911
4.00% due 02/01/2045	3,181,543	3,398,505
4.00% due 02/01/2046	2,151,676	2,273,365
4.00% due 06/01/2046	630,283	664,671
4.00% due 01/01/2047	3,689,201	3,876,136
4.00% due 05/01/2047	3,840,454	4,029,137
4.00% due 06/01/2047	4,698,145	4,998,579
4.00% due 07/01/2047	10,040,470	10,483,839
4.00% due 08/01/2047	5,671,383	5,951,746
4.00% due 06/01/2048	11,449,199	12,105,639
4.00% due 09/01/2048	10,344,485	10,784,439
4.00% due 12/01/2048	4,443,942	4,612,948
4.00% due 01/01/2049	11,371,401	11,800,624
4.00% due 03/01/2049	12,858,549	13,328,915
4.50% due 10/01/2024	250,382	261,405
4.50% due 03/01/2025	361,796	379,223
4.50% due 02/01/2040	954,000	1,049,712
4.50% due 05/01/2040	294,741	322,759
4.50% due 08/01/2045	6,861,094	7,528,376
4.50% due 06/01/2048	10,571,717	11,120,630
4.50% due 10/01/2048	9,177,892	9,671,962
4.50% due 11/01/2048	9,087,397	9,568,242
4.50% due 12/01/2048	18,240,600	19,154,994
5.00% due 03/01/2020	89	92
5.00% due 06/01/2022	19,203	19,867
5.00% due 10/01/2024	120,127	124,277
5.00% due 09/01/2033	462,119	510,123
5.00% due 04/01/2040	280,042	299,142
5.00% due 05/01/2040	533,518	583,380
5.00% due 06/01/2040	2,248,728	2,480,747
5.00% due 07/01/2040	236,060	256,433
5.00% due 02/01/2045	1,379,237	1,515,777
5.50% due 12/01/2029	113,312	122,245
5.50% due 12/01/2033	23,582	26,541
5.50% due 07/01/2037	26,897	30,156
5.50% due 08/01/2037	1,208,809	1,358,616
5.50% due 06/01/2038	129,444	145,451
5.50% due 09/01/2039	430,218	482,907
6.00% due 08/01/2034	19,996	22,946
6.00% due 11/01/2035	24,263	26,817
6.00% due 06/01/2036	44,428	50,941
6.00% due 12/01/2036	79,179	90,903
6.00% due 07/01/2038	391,759	450,147
6.00% due 09/01/2038	208,660	239,389
6.00% due 11/01/2038	123,596	141,980
Federal National Mtg. Assoc. FRS 3.79% (12 ML+1.83%) due 10/01/2040	419,387	439,270
3.85% (6 ML+1.54%) due 09/01/2035	920,912	953,923
4.07% (12 ML+1.82%) due 10/01/2040	202,484	213,422
4.28% (12 ML+1.57%) due 05/01/2037	187,428	195,896
4.29% (12 ML+1.77%) due 05/01/2040	881,238	929,643
4.50% (12 ML+1.67%) due 07/01/2039	653,708	684,005
4.59% (12 ML+1.91%) due 08/01/2035	586,124	618,990
4.59% (1 Yr USTYCR+2.22%) due 10/01/2035	830,245	877,404
4.69% (1 Yr USTYCR+2.26%) due 11/01/2036	286,885	302,980
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00% due 12/25/2047(2)	4,301,466	4,448,702
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	3,795,981	3,914,362
Series 2018-35, Class CD 3.00% due 05/25/2048(2)	6,182,761	6,375,749

		391,180,558

Government National Mtg. Assoc. - 5.1%

3.00% due 02/20/2045	4,999,280	5,209,940
3.00% due 05/20/2045	1,233,384	1,278,199
3.00% due 07/20/2045	312,905	323,414
3.00% due 11/20/2045	2,676,380	2,766,396
3.00% due 12/20/2045	2,127,547	2,199,056
3.00% due 01/20/2046	5,039,890	5,215,511
3.00% due 05/20/2046	13,402,749	13,840,573
3.00% due 09/20/2047	9,858,203	10,170,591
3.50% due 03/20/2045	1,043,966	1,091,626
3.50% due 07/20/2045	515,628	539,202
3.50% due 03/20/2047	3,406,013	3,538,277
4.00% due 03/20/2044	657,487	700,104
4.00% due 07/20/2045	1,820,539	1,932,275
4.00% due 05/20/2048	19,634,874	20,472,223
4.50% due 05/15/2039	504,406	555,033
4.50% due 04/20/2047	4,135,578	4,347,973
5.00% due 05/15/2034	147,006	163,068
5.00% due 01/15/2040	509,733	568,654
5.50% due 12/15/2039	636,348	710,054

6.00% due 10/15/2039	322,157	355,429
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(3)	1,700,000	1,702,251

		77,679,849

Total U.S. Government Agencies
(cost $586,062,692)		596,851,744

U.S. GOVERNMENT TREASURIES - 4.9%
United States Treasury Bonds - 3.6%

2.25% due 08/15/2049	1,077,000	1,087,265
2.50% due 02/15/2045	1,189,000	1,256,392
2.50% due 05/15/2046	1,426,000	1,508,608
2.75% due 08/15/2047#	1,300,000	1,445,844
2.88% due 05/15/2049	3,200,000	3,663,250
3.00% due 05/15/2045	595,000	687,736
3.00% due 05/15/2047	13,750,000	16,008,545
3.13% due 11/15/2041	815,000	951,640
3.13% due 02/15/2042	1,908,000	2,229,006
3.38% due 11/15/2048	15,000,000	18,768,164
3.63% due 08/15/2043	476,000	602,400
3.75% due 08/15/2041	37,000	47,226
3.88% due 08/15/2040	140,000	181,218
4.25% due 11/15/2040	713,000	969,207
4.38% due 05/15/2040	2,990,000	4,119,426
4.38% due 05/15/2041	452,000	625,790
4.63% due 02/15/2040	68,000	96,422
5.25% due 11/15/2028	375,000	482,959

		54,731,098

United States Treasury Notes - 1.3%

0.13% due 04/15/2020 TIPS(8)	296,025	295,191
1.63% due 08/15/2029#	9,248,000	9,110,725
2.63% due 12/31/2025	2,419,000	2,547,415
2.88% due 11/30/2025	3,732,000	3,981,432
2.88% due 08/15/2028	3,000,000	3,268,242
3.00% due 10/31/2025	1,358,000	1,457,357

		20,660,362

Total U.S. Government Treasuries
(cost $67,877,847)		75,391,460

COMMON STOCKS - 0.0%
Television - 0.0%

ION Media Networks, Inc.†(4)(9) (cost $1)	79	62,687

PREFERRED SECURITIES - 0.1%
Electric-Distribution - 0.1%

Entergy Louisiana LLC 4.70%	22,875	584,227

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. Series Z 8.38%†	6,900	72,450

Total Preferred Securities
(cost $678,289)		656,677

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.5%
Banks-Money Center - 0.1%

BBVA Bancomer SA 5.13% due 01/18/2033*	$1,607,000	1,582,895

Banks-Super Regional - 0.0%

Wells Fargo Capital X 5.95% due 12/01/2086	445,000	554,982

Diversified Banking Institutions - 0.5%

Bank of Nova Scotia 4.65% due 10/12/2022(5)	2,826,000	2,833,065
HSBC Holdings PLC 6.00% due 05/22/2027(5)	1,963,000	2,075,872
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(5)	1,844,000	2,022,167
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(5)	425,000	486,094
Societe Generale SA 7.88% due 12/18/2023*(5)	993,000	1,104,713

		8,521,911

Electric-Distribution - 0.1%

National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	819,000	843,911

Electric-Integrated - 0.3%

AES Gener SA 6.35% due 10/07/2079*	3,305,000	3,300,076
Dominion Resources, Inc. 5.75% due 10/01/2054	702,000	757,125

		4,057,201

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% †(4)	148,000	15

Food-Dairy Products - 0.0%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	603,000	675,360

Insurance-Life/Health - 0.2%

Prudential Financial, Inc. 5.63% due 06/15/2043	903,000	977,859
Prudential Financial, Inc. 5.70% due 09/15/2048	1,921,000	2,198,315

		3,176,174

Insurance-Multi-line - 0.1%

Voya Financial, Inc. 4.70% due 01/23/2048	1,164,000	1,117,440

Pipelines - 0.2%

EnLink Midstream Partners LP 6.00% due 12/15/2022(5)	926,000	463,000
Enterprise Products Operating LLC 5.25% due 08/16/2077	726,000	729,630
TransCanada Trust 5.30% due 03/15/2077	769,000	785,810
TransCanada Trust 5.63% due 05/20/2075	491,000	512,830

		2,491,270

Total Preferred Securities/Capital Securities
(cost $22,232,358)		23,021,159

Total Long-Term Investment Securities
(cost $1,449,331,613)		1,497,746,306

SHORT-TERM INVESTMENT SECURITIES - 2.6%
Registered Investment Companies - 2.6%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59%(10)	33,361,471	33,361,471
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(10)(11)	5,754,499	5,754,499

Total Short-Term Investment Securities
(cost $39,115,970)		39,115,970

TOTAL INVESTMENTS
(cost $1,488,447,583)	100.4%	1,536,862,276
Liabilities in excess of other assets	(0.4)	(6,494,821)

NET ASSETS	100.0%	$1,530,367,455

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2019, the aggregate value of these securities was $248,989,930 representing 16.3% of net assets.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Securities classified as Level 3 (see Note 1).
(5)	Perpetual maturity - maturity date reflects the next call date.
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2019.
(8)	Principal amount of security is adjusted for inflation.
(9)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	79	$1	$62,687	$793.50	0.00%

(10)	The rate shown is the 7-day yield as of November 30, 2019.
(11)

At November 30, 2019, the Fund had loaned securities with a total value of $7,090,170. This was secured by collateral of $5,754,499, which was received in cash and subsequently invested in short-term investments currently valued at $5,754,499 as reported in the Portfolio of Investments. Additional collateral of $1,489,044 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
Federal Home Loan Mtg. Corp.	zero coupon to 15.25%	02/25/2023 to 11/15/2054	$728,854
Federal National Mtg. Assoc.	1.00% to 19.10%	08/25/2021 to 05/25/2059	529,750
Government National Mtg. Assoc.	1.50% to 24.90%	01/16/2034 to 05/16/2053	230,440

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protected Securities

ULC - Unlimited Liability Corp.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$69,001,934	$—	$69,001,934
U.S. Corporate Bonds & Notes:
Airlines	—	433,088	13,389	446,477
Finance - Investment Banker/Broker	—	888,693	41	888,734
Gambling (Non-Hotel)	—	162,740	316	163,056
Other Industries	—	575,501,327	—	575,501,327
Foreign Corporate Bonds & Notes	—	145,965,643	—	145,965,643
Foreign Government Obligations	—	9,795,408	—	9,795,408
U.S. Government Agencies	—	596,851,744	—	596,851,744
U.S. Government Treasuries	—	75,391,460	—	75,391,460
Common Stocks	—	—	62,687	62,687
Preferred Securities	656,677	—	—	656,677
Preferred Securities/Capital Securities:
Finance - Investment Banker/Broker	—	—	15	15
Other Industries	—	23,021,144	—	23,021,144
Short-Term Investment Securities	39,115,970	—	—	39,115,970

Total Investments at Value	$39,772,647	$1,497,013,181	$76,448	$1,536,862,276

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Government Money Market II Fund

PORTFOLIO OF INVESTMENTS - November 30, 2019 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 88.8%
U.S. Government Agencies - 64.6%

Federal Farm Credit Bank FRS 1.62% (FEDL+0.07%) due 04/03/2020	$2,000,000	$1,999,963
Federal Home Loan Bank 1.53% due 12/03/2019	2,000,000	1,999,832
1.55% due 01/16/2020	2,500,000	2,495,128
1.56% due 01/16/2020	2,000,000	1,996,077
1.57% due 12/30/2019	2,500,000	2,496,879
1.58% due 01/13/2020	2,000,000	1,996,285
1.59% due 01/15/2020	3,000,000	2,994,150
1.59% due 01/23/2020	2,000,000	1,995,407
1.60% due 01/06/2020	2,500,000	2,496,075
1.60% due 01/30/2020	2,500,000	2,493,458
1.61% due 01/27/2020	2,500,000	2,493,746
Federal Home Loan Bank FRS 1.57% (SOFR+0.02%) due 05/22/2020	3,000,000	3,000,000
1.63% (SOFR+0.08%) due 05/11/2020	3,000,000	3,000,000
1.68% (SOFR+0.13%) due 10/16/2020	3,000,000	3,000,000
1.71% (1 ML-0.06%) due 01/14/2020	2,000,000	1,999,946
Federal Home Loan Mtg. Corp. FRS 1.55% (SOFR+0.00%) due 04/13/2020	3,000,000	3,000,000
1.56% (SOFR+0.01%) due 02/21/2020	3,000,000	3,000,000
1.56% (SOFR+0.01%) due 05/20/2020	3,000,000	3,000,000
1.56% (SOFR+0.01%) due 07/22/2020	3,000,000	3,000,000
1.56% (SOFR+0.01%) due 08/07/2020	3,000,000	3,000,000
1.57% (SOFR+0.02%) due 02/28/2020	3,000,000	3,000,067
1.57% (SOFR+0.03%) due 06/02/2020	2,000,000	2,000,000
1.57% (SOFR+0.02%) due 06/05/2020	2,000,000	2,000,000
1.58% (SOFR+0.03%) due 06/17/2020	3,000,000	3,000,000
1.59% (SOFR+0.04%) due 04/03/2020	2,000,000	2,000,000
Federal National Mtg. Assoc. Disc. Notes 1.45% due 12/02/2019	14,500,000	14,499,424

Total U.S. Government Agencies
(amortized cost $77,956,437)		77,956,437

U.S. Government Treasuries - 24.2%

United States Treasury Bills 1.50% due 12/03/2019	300,000	299,975
1.52% due 01/02/2020	2,000,000	1,997,298
1.53% due 12/03/2019	2,500,000	2,499,788
1.53% due 12/10/2019	2,000,000	1,999,235
1.53% due 12/24/2019	1,500,000	1,498,539
1.53% due 12/31/2019	2,000,000	1,997,456
1.53% due 01/07/2020	3,000,000	2,995,295
1.53% due 01/14/2020	2,000,000	1,996,267
1.54% due 12/17/2019	2,500,000	2,498,288
1.55% due 12/03/2019	2,000,000	1,999,828
1.55% due 12/31/2019	2,500,000	2,496,781
1.59% due 12/24/2019	200,000	199,797
1.65% due 12/10/2019	1,800,000	1,799,257
United States Treasury Notes 1.13% due 12/31/2019	4,900,000	4,897,588

Total U.S. Government Treasuries
(amortized cost $29,175,392)		29,175,392

TOTAL INVESTMENTS
(amortized cost $107,131,829)	88.8%	107,131,829
Other assets less liabilities	11.2	13,550,684

NET ASSETS	100.0%	$120,682,513

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

FEDL - US Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$107,131,829	$—	$107,131,829

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2019 - (unaudited)

Security Description	Principal Amount/ Shares(13)	Value (Note 1)
CONVERTIBLE BONDS & NOTES - 0.8%
Casino Hotels - 0.2%

Caesars Entertainment Corp. Senior Notes 5.00% due 10/01/2024	$660,000	$1,227,600

Commercial Services-Finance - 0.3%

Cardtronics, Inc. Company Guar. Notes 1.00% due 12/01/2020	1,360,000	1,417,798

Computers-Memory Devices - 0.3%

Western Digital Corp. Company Guar. Notes 1.50% due 02/01/2024	2,015,000	1,892,942

Total Convertible Bonds & Notes
(cost $4,957,339)		4,538,340

U.S. CORPORATE BONDS & NOTES - 72.0%
Advertising Sales - 0.1%

Outfront Media Capital LLC/Outfront Media Capital Corp. Senior Notes 4.63% due 03/15/2030*	330,000	333,095

Aerospace/Defense-Equipment - 1.0%

TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	5,685,000	6,104,269

Agricultural Chemicals - 0.5%

CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	325,000	331,500
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	1,793,000	1,954,370
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	515,000	549,763

		2,835,633

Applications Software - 1.1%

CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	1,620,000	1,717,443
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	4,215,000	4,509,839

		6,227,282

Auto/Truck Parts & Equipment-Original - 0.3%

American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 04/01/2025	455,000	462,394
American Axle & Manufacturing, Inc. Company Guar. Notes 6.50% due 04/01/2027	1,220,000	1,226,100

		1,688,494

Auto/Truck Parts & Equipment-Replacement - 0.1%

Adient US LLC Senior Sec. Notes 7.00% due 05/15/2026*	505,000	539,871

Banks-Mortgage - 0.5%

Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	3,045,000	3,001,243

Broadcast Services/Program - 1.1%

iHeartCommunications, Inc. Senior Sec. Notes 5.25% due 08/15/2027*	1,810,000	1,859,685
Nexstar Escrow, Inc. Company Guar. Notes 5.63% due 07/15/2027*	4,625,000	4,871,882

		6,731,567

Building & Construction Products-Misc. - 0.4%

Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	2,465,000	2,535,869

Building-Heavy Construction - 0.3%

Brand Industrial Services, Inc. Senior Notes 8.50% due 07/15/2025*	1,677,000	1,635,075

Building-Residential/Commercial - 1.6%

KB Home Company Guar. Notes 4.80% due 11/15/2029	755,000	764,438
M/I Homes, Inc. Company Guar. Notes 5.63% due 08/01/2025	1,750,000	1,815,625
M/I Homes, Inc. Company Guar. Notes 6.75% due 01/15/2021	3,295,000	3,307,356
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	3,460,000	3,702,200

		9,589,619

Cable/Satellite TV - 5.5%

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 02/15/2023	150,000	152,438
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*	3,695,000	3,782,756
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	3,740,000	3,950,225
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	1,490,000	1,553,325
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,900,000	2,042,500
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	825,000	877,594
CSC Holdings LLC Company Guar. Notes 6.50% due 02/01/2029*	7,250,000	8,086,722

CSC Holdings LLC Senior Notes 10.88% due 10/15/2025*	886,000	996,750
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	2,345,000	2,362,588
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	1,120,000	1,118,600
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	5,821,000	6,133,238
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	990,000	1,025,232

		32,081,968

Casino Hotels - 2.7%

Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	960,000	1,022,400
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	4,505,000	4,809,087
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*	3,015,000	3,075,300
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	3,020,000	2,997,350
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	3,650,000	3,891,813

		15,795,950

Casino Services - 0.7%

Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025	2,695,000	2,836,488
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	1,370,000	1,508,096

		4,344,584

Cellular Telecom - 2.3%

Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	4,189,000	4,513,647
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	2,040,000	2,163,420
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	1,425,000	1,560,803
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	4,576,000	5,030,740

		13,268,610

Coal - 0.0%

Foresight Energy LLC/Foresight Energy Finance Corp. Sec. Notes 11.50% due 04/01/2023*†(1)	3,395,000	271,600

Commercial Services-Finance - 0.0%

Cardtronics, Inc./Cardtronics USA, Inc. Company Guar. Notes 5.50% due 05/01/2025*	260,000	268,962

Computer Services - 0.9%

Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	5,310,000	5,469,300

Computers-Memory Devices - 0.1%

Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	794,000	817,820

Containers-Metal/Glass - 0.5%

Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	3,090,000	3,128,625

Containers-Paper/Plastic - 2.6%

Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*#	1,010,000	1,075,650
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022	2,760,000	2,808,300
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	3,195,000	3,350,756
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	3,945,000	3,757,613
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	1,340,000	1,279,700
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	3,080,000	3,149,300

		15,421,319

Cosmetics & Toiletries - 0.3%

Revlon Consumer Products Corp. Company Guar. Notes 6.25% due 08/01/2024	3,665,000	1,826,453

Decision Support Software - 0.6%

MSCI, Inc. Company Guar. Notes 4.00% due 11/15/2029*	3,735,000	3,753,675

Diagnostic Equipment - 1.1%

Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	6,050,000	6,481,062

Distribution/Wholesale - 1.4%

ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	575,000	575,719
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	3,070,000	3,151,877
Core & Main Holdings LP Senior Notes 8.63% due 09/15/2024*(2)	1,910,000	1,972,075
IAA Spinco, Inc. Senior Notes 5.50% due 06/15/2027*	1,185,000	1,246,152
Performance Food Group, Inc. Senior Notes 5.50% due 10/15/2027*	1,040,000	1,105,000

		8,050,823

Electric-Distribution - 0.3%

NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	1,865,000	1,915,952

Electric-Integrated - 0.0%

Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†	3,873,748	5,811

Electronic Components-Semiconductors - 1.4%

Micron Technology, Inc. Senior Notes 4.64% due 02/06/2024	785,000	842,916
Micron Technology, Inc. Senior Notes 4.98% due 02/06/2026	2,050,000	2,252,277
Qorvo, Inc. Company Guar. Notes 4.38% due 10/15/2029*	115,000	116,869
Qorvo, Inc. Company Guar. Notes 5.50% due 07/15/2026	4,870,000	5,180,462

		8,392,524

Electronic Security Devices - 0.7%

APX Group, Inc. Company Guar. Notes 7.63% due 09/01/2023#	2,155,000	1,880,237
APX Group, Inc. Senior Sec. Notes 7.88% due 12/01/2022	2,065,000	2,052,094

		3,932,331

Enterprise Software/Service - 0.8%

Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	4,478,000	4,562,186

Finance-Auto Loans - 0.3%

Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*	1,565,000	1,651,474

Finance-Consumer Loans - 2.1%

Navient Corp. Senior Notes 6.50% due 06/15/2022	2,629,000	2,851,203
Navient Corp. Senior Notes 7.25% due 09/25/2023	270,000	299,700
SLM Corp. Senior Notes 5.50% due 01/25/2023	1,707,000	1,798,751
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	165,000	177,375
Springleaf Finance Corp. Company Guar. Notes 6.13% due 03/15/2024	485,000	531,080
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,120,000	1,279,074
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	565,000	651,163
Springleaf Finance Corp. Company Guar. Notes 7.75% due 10/01/2021	2,585,000	2,824,112
Springleaf Finance Corp. Company Guar. Notes 8.25% due 12/15/2020	1,845,000	1,951,087

		12,363,545

Food-Misc./Diversified - 2.0%

B&G Foods, Inc. Company Guar. Notes 5.25% due 09/15/2027	1,440,000	1,407,600
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	3,545,000	3,722,179
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025	715,000	749,856
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	2,974,000	3,174,745
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	1,440,000	1,542,629

TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*		1,230,000	1,282,275

			11,879,284

Funeral Services & Related Items - 0.3%

Service Corp. International Senior Notes 4.63% due 12/15/2027		735,000	762,563
Service Corp. International Senior Notes 5.13% due 06/01/2029		725,000	773,937

			1,536,500

Gambling (Non-Hotel) - 1.9%

Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*		4,875,000	5,038,117
Golden Entertainment, Inc. Senior Notes 7.63% due 04/15/2026*		1,630,000	1,723,725
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*		4,420,000	4,685,200

			11,447,042

Gas-Distribution - 0.7%

AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025		731,000	782,331
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026		2,904,000	3,187,140

			3,969,471

Hazardous Waste Disposal - 1.0%

Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*		2,609,000	2,733,710
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*		1,157,000	1,222,596
Stericycle, Inc. Company Guar. Notes 5.38% due 07/15/2024*		1,925,000	2,011,625

			5,967,931

Hotels/Motels - 0.8%

Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024		4,416,000	4,493,280

Insurance-Multi-line - 2.0%

Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*		2,115,000	1,896,563
Acrisure LLC/Acrisure Finance, Inc. Senior Sec. Notes 8.13% due 02/15/2024*		3,200,000	3,400,000
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 10.13% due 08/01/2026*		1,675,000	1,716,875
Genworth Holdings, Inc. Company Guar. Notes 4.80% due 02/15/2024		260,000	243,100
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023		1,215,000	1,151,213
Genworth Holdings, Inc. Company Guar. Notes 7.20% due 02/15/2021#		2,345,000	2,403,625
Genworth Holdings, Inc. Company Guar. Notes 7.63% due 09/24/2021#		539,000	557,094
Genworth Holdings, Inc. Company Guar. Notes 7.70% due 06/15/2020#		86,000	87,290

			11,455,760

Medical Information Systems - 0.9%

Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Senior Notes 5.75% due 03/01/2025*		1,890,000	1,951,425
IQVIA, Inc. Company Guar. Notes 2.25% due 01/15/2028*	EUR	1,120,000	1,264,505
IQVIA, Inc. Company Guar. Notes 5.00% due 05/15/2027*		1,840,000	1,932,000

			5,147,930

Medical Labs & Testing Services - 0.8%

Catalent Pharma Solutions, Inc. Company Guar. Notes 4.88% due 01/15/2026*		520,000	536,250
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*		545,000	565,438
Charles River Laboratories International, Inc. Company Guar. Notes 4.25% due 05/01/2028*		585,000	589,387
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*		3,140,000	2,983,000

			4,674,075

Medical Products - 0.3%

Hill-Rom Holdings, Inc. Senior Notes 4.38% due 09/15/2027*		1,965,000	2,014,125

Medical-Drugs - 0.0%

Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	20,000	22,650

Medical-HMO - 0.3%

Centene Corp Senior Notes 4.25% due 12/15/2027*	925,000	951,594
Centene Corp. Senior Notes 4.63% due 12/15/2029*	970,000	1,017,287

		1,968,881

Medical-Hospitals - 3.1%

CHS/Community Health Systems, Inc. Sec. Notes 8.13% due 06/30/2024*	1,810,000	1,411,800
HCA Healthcare, Inc. Senior Notes 6.25% due 02/15/2021	5,000,000	5,237,500
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	3,520,000	3,889,600
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	3,195,000	3,538,462
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	105,000	118,650
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	1,535,000	1,692,337
HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029	265,000	302,763
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	1,820,000	2,090,725

		18,281,837

Metal-Aluminum - 1.1%

Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	3,315,000	3,472,462
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	2,920,000	3,070,497

		6,542,959

Music - 0.9%

WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	555,000	567,488
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	4,278,000	4,513,290

		5,080,778

Office Automation & Equipment - 1.2%

Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024#	570,000	551,475
Pitney Bowes, Inc. Senior Notes 5.20% due 04/01/2023	2,270,000	2,272,838
Xerox Corp. Senior Notes 4.13% due 03/15/2023	4,060,000	4,191,950
Xerox Corp. Senior Notes 6.75% due 12/15/2039	164,000	172,052

		7,188,315

Oil Companies-Exploration & Production - 6.2%

California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	1,845,000	461,250
Centennial Resource Production LLC Company Guar. Notes 5.38% due 01/15/2026*	1,635,000	1,532,813
Chesapeake Energy Corp. Company Guar. Notes 7.00% due 10/01/2024	3,970,000	2,024,700
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 10/01/2026	2,545,000	1,259,775
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027#	2,650,000	1,265,375
Energen Corp. Senior Notes 4.63% due 09/01/2021	2,170,000	2,220,170
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 7.75% due 05/15/2026*†(1)(3)	640,000	428,800
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026	3,615,000	3,652,072
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	3,216,000	2,960,669
Matador Resources Co. Company Guar. Notes 5.88% due 09/15/2026	2,400,000	2,370,048
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	2,516,000	2,390,200
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	206,000	201,365
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026#	2,970,000	2,695,126
SM Energy Co. Senior Notes 5.00% due 01/15/2024	3,860,000	3,551,200

SM Energy Co. Senior Notes 5.63% due 06/01/2025	1,100,000	1,001,000
SM Energy Co. Senior Notes 6.13% due 11/15/2022	365,000	355,875
SM Energy Co. Senior Notes 6.63% due 01/15/2027#	1,275,000	1,160,250
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. Company Guar. Notes 8.75% due 04/15/2023*	3,340,000	1,369,400
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	3,540,000	3,617,774
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	740,000	759,410
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	970,000	1,089,116

		36,366,388

Oil Refining & Marketing - 0.5%

Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	600,000	620,250
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028	375,000	393,750
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 6.00% due 04/15/2027	1,900,000	2,013,278

		3,027,278

Pipelines - 3.6%

Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	2,732,000	2,464,810
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	1,377,000	1,514,411
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029*	1,379,000	1,386,309
DCP Midstream Operating LP Company Guar. Notes 5.38% due 07/15/2025	3,790,000	4,036,274
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027	1,940,000	2,144,012
Energy Transfer Operating LP Company Guar. Notes 7.50% due 10/15/2020	1,350,000	1,409,219
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 4.75% due 10/01/2023*	1,980,000	1,910,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027*	4,360,000	4,650,212
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.75% due 03/15/2024	1,650,000	1,713,938

		21,229,885

Racetracks - 0.8%

Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*#	4,555,000	4,725,813

Radio - 0.9%

Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	1,435,000	1,503,162
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	3,285,000	3,527,269

		5,030,431

Real Estate Investment Trusts - 1.9%

FelCor Lodging LP Company Guar. Notes 6.00% due 06/01/2025	5,360,000	5,614,600
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2029*	3,245,000	3,285,562
Vici Properties L.P. Company Guar. Notes 4.25% due 12/01/2026*	1,295,000	1,320,900
Vici Properties L.P. Company Guar. Notes 4.63% due 12/01/2029*	1,085,000	1,118,798

		11,339,860

Rental Auto/Equipment - 2.4%

Ashtead Capital, Inc. Sec. Notes 4.00% due 05/01/2028*	2,890,000	2,893,613
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	3,230,000	3,379,387
United Rentals North America, Inc. Company Guar. Notes 4.63% due 10/15/2025	970,000	996,675
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	5,775,000	6,025,519
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	1,025,000	1,096,750

		14,391,944

Retail-Building Products - 0.4%

Beacon Roofing Supply, Inc. Senior Sec. Notes 4.50% due 11/15/2026*#	415,000	419,150
Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*#	1,995,000	1,937,644

		2,356,794

Retail-Propane Distribution - 0.7%

Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	1,323,000	1,141,088
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	2,181,000	1,853,850
Ferrellgas LP/Ferrellgas Finance Corp. Company Guar. Notes 6.75% due 06/15/2023	1,242,000	1,058,805

		4,053,743

Retail-Restaurants - 0.9%

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	1,830,000	1,903,200
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	2,225,000	2,358,723
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	770,000	796,950

		5,058,873

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(3)(4)(5)	50,000	0

Semiconductor Equipment - 0.6%

Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*	3,550,000	3,668,819

Steel Pipe & Tube - 0.1%

Advanced Drainage Systems, Inc. Senior Sec. Notes 5.00% due 09/30/2027*	545,000	558,625

Telecom Services - 0.4%

Embarq Corp. Senior Notes 8.00% due 06/01/2036	2,240,000	2,256,576

Telephone-Integrated - 1.7%

CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025	1,490,000	1,573,813
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024#	890,000	1,001,250
Frontier Communications Corp. Senior Notes 6.88% due 01/15/2025	2,690,000	1,223,950
Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*	3,685,000	3,638,937
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	1,800,000	848,250
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	1,425,000	1,699,312

		9,985,512

Television - 1.1%

Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	2,490,000	2,583,375
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,060,000	1,123,976
Scripps Escrow, Inc. Senior Notes 5.88% due 07/15/2027*	2,585,000	2,655,280

		6,362,631

Toys - 0.8%

Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*	1,035,000	1,048,041
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*	3,220,000	3,372,950

		4,420,991

Transport-Equipment & Leasing - 0.4%

DAE Funding LLC Company Guar. Notes 4.50% due 08/01/2022*	675,000	688,500
DAE Funding LLC Company Guar. Notes 5.00% due 08/01/2024*	1,345,000	1,405,525

		2,094,025

Total U.S. Corporate Bonds & Notes
(cost $422,423,969)		423,625,597

FOREIGN CORPORATE BONDS & NOTES - 17.3%
Aerospace/Defense - 1.3%

Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	4,605,000	4,669,055
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*	3,205,000	3,224,102

		7,893,157

Aerospace/Defense-Equipment - 0.4%

TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027*	2,330,000	2,330,000

Auto/Truck Parts & Equipment-Original - 0.7%

Adient Global Holdings, Ltd. Company Guar. Notes 3.50% due 08/15/2024	EUR	2,360,000	2,368,351
Panther BF Aggregator 2 LP/Panther Finance Co, Inc. Company Guar. Notes 8.50% due 05/15/2027*		1,630,000	1,664,638

			4,032,989

Building Products-Wood - 0.3%

Norbord, Inc. Senior Sec. Notes 5.75% due 07/15/2027*		1,620,000	1,688,850

Cable/Satellite TV - 1.8%

Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*		600,000	613,500
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		2,210,000	2,350,777
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*		1,320,000	1,374,450
Altice Luxembourg SA Senior Sec. Notes 8.00% due 05/15/2027	EUR	1,680,000	2,051,027
LCPR Senior Secured Financing DAC Senior Sec. Notes 6.75% due 10/15/2027*		785,000	809,531
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023		1,415,000	1,530,563
Ziggo BV Senior Sec. Notes 5.50% due 01/15/2027*		1,585,000	1,678,198

			10,408,046

Cellular Telecom - 1.0%

Altice France SA Senior Sec. Notes 5.50% due 01/15/2028*		525,000	530,250
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*		4,775,000	5,288,312

			5,818,562

Containers-Metal/Glass - 1.6%

ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027*(2)		3,265,000	3,253,409
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 4.13% due 08/15/2026*		650,000	659,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*		1,315,000	1,380,750
OI European Group BV Company Guar. Notes 4.00% due 03/15/2023*		3,579,000	3,570,052
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*		520,000	546,008

			9,409,969

Containers-Paper/Plastic - 0.5%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*		3,080,000	3,187,800

Electronic Components-Misc. - 0.5%

Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		1,435,000	1,553,387
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*		1,430,000	1,573,000

			3,126,387

Finance-Consumer Loans - 0.4%

goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*		2,300,000	2,317,250

Finance-Leasing Companies - 0.4%

Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*		2,125,000	2,309,025

Hazardous Waste Disposal - 0.9%

Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*		5,195,000	5,194,429

Medical-Drugs - 2.5%

Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*		4,560,000	4,617,000
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*		2,035,000	2,116,339
Bausch Health Cos., Inc. Senior Sec. Notes 7.00% due 03/15/2024*		455,000	476,044
Bausch Health Cos., Inc. Company Guar. Notes 9.00% due 12/15/2025*		445,000	501,738
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*		2,301,000	1,495,650
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*		925,000	575,812
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026		2,270,000	1,861,400

Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 6.75% due 03/01/2028#		2,050,000	2,013,510
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*		1,236,000	1,245,270

			14,902,763

Metal-Aluminum - 0.6%

Constellium NV Company Guar. Notes 5.88% due 02/15/2026*		3,240,000	3,375,675

Oil & Gas Drilling - 0.4%

Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038		4,100,000	2,529,003

Oil Companies-Exploration & Production - 0.9%

MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		1,680,000	1,646,400
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		2,135,000	2,219,204
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*		1,190,000	1,166,944

			5,032,548

Retail-Restaurants - 1.3%

1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*		440,000	442,750
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*		7,185,000	7,451,061

			7,893,811

Satellite Telecom - 0.2%

Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023		1,635,000	1,299,334

Soap & Cleaning Preparation - 0.9%

Diamond BC BV Senior Notes 5.63% due 08/15/2025	EUR	4,595,000	5,001,362

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(3)(4)(5)		925,000	0

Television - 0.5%

Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		2,720,000	2,859,400

Transport-Equipment & Leasing - 0.2%

Fly Leasing, Ltd. Senior Notes 5.25% due 10/15/2024		1,140,000	1,175,625

Total Foreign Corporate Bonds & Notes
(cost $99,686,912)			101,785,985

LOANS(6)(7)(8) - 5.0%
Applications Software - 0.2%

SS&C European Holdings SARL FRS BTL-B4 3.95% (1 ML+ 2.25%) due 04/16/2025		400,514	402,433
SS&C Technologies, Inc. FRS BTL-B3 3.95% (1 ML+ 2.25%) due 04/16/2025		615,271	618,237
SS&C Technologies, Inc. FRS BTL-B5 3.95% (1 ML+ 2.25%) due 04/16/2025		361,308	362,979

			1,383,649

Auto/Truck Parts & Equipment-Original - 0.3%

Panther BF Aggregator 2 LP FRS BTL-B 5.20% (1 ML+3.50%) due 04/30/2026		1,860,000	1,851,862

Commercial Services - 0.7%

AVSC Holding Corp. FRS 1st Lien 5.03% (1 ML+3.25%) due 03/03/2025		1,967,997	1,911,417
AVSC Holding Corp. FRS 1st Lien 5.23%-5.35% (3 ML+3.25%) due 03/03/2025		2,087,865	2,027,839

			3,939,256

Data Processing/Management - 1.0%

Dun & Bradstreet Corp. FRS BTL 6.70% (1 ML+5.00%) due 02/06/2026		5,610,000	5,635,711

Electronic Components-Semiconductors - 0.1%

Microchip Technology, Inc. FRS BTL-B 3.71% (1 ML+ 2.00%) due 05/29/2025		741,610	741,610

Finance-Credit Card - 0.3%

Blackhawk Network Holdings, Inc. FRS 1st Lien 4.70% (1 ML+3.00%) due 06/15/2025		1,555,313	1,550,129

Food-Flour & Grain - 0.1%

CHG PPC Parent LLC FRS BTL-B 4.45% (1 ML+2.75%) due 03/31/2025		488,813	490,035

Gambling (Non-Hotel) - 0.6%

Golden Entertainment, Inc. FRS 1st Lien 4.70% (1 ML+ 3.00%) due 10/21/2024		3,425,750	3,432,173

Industrial Gases - 0.1%

Messer Industries USA, Inc. FRS BTL 4.60% (3 ML+ 2.50%) due 03/01/2026		572,125	572,840

Insurance Brokers - 0.3%

HUB International, Ltd. FRS BTL-B 4.65%-4.69% (2 ML+2.75%) due 04/25/2025		1,688,625	1,663,296

Insurance-Multi-line - 0.1%

Genworth Holdings, Inc. FRS 1st Lien 6.21% (1 ML+4.50%) due 03/07/2023		344,750	343,313

Insurance-Property/Casualty - 0.6%

Asurion LLC FRS BTL-B7 4.70% (1 ML+3.00%) due 11/03/2024		3,653,750	3,656,034

Medical Labs & Testing Services - 0.2%

Syneos Health, Inc. FRS BTL-B 3.70% (1 ML+ 2.00%) due 08/01/2024		1,180,635	1,179,897

Soap & Cleaning Preparation - 0.1%

Diamond BC BV FRS BTL 4.86% (2 ML+3.00%) due 09/06/2024		2,162	2,052
Diamond BC BV FRS BTL 4.93% (3 ML+3.00%) due 09/06/2024		847,700	804,468

			806,520

Theaters - 0.3%

Cineworld, Ltd. FRS BTL 3.95% (1 ML+2.25%) due 02/28/2025		2,054,231	2,046,895

Total Loans
(cost $29,358,500)			29,293,220

COMMON STOCKS - 0.0%
Television - 0.0%

ION Media Networks, Inc.(5)(9) (cost $6)		616	164,792

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.4%
Banks-Commercial - 0.6%

Banco de Sabadell SA 6.50% due 05/18/2022(10)	EUR	3,200,000	3,626,797

Diversified Banking Institutions - 0.8%

Credit Suisse Group AG 6.25% due 12/18/2024(10)		$4,435,000	4,785,986

Total Preferred Securities/Capital Securities
(cost $8,247,264)			8,412,783

Total Long-Term Investment Securities
(cost $564,673,990)			567,820,717

SHORT-TERM INVESTMENT SECURITIES - 2.4%
Registered Investment Companies - 2.4%

State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(11)(12) (cost $14,315,010)		14,315,010	14,315,010

REPURCHASE AGREEMENTS - 2.2%
Repurchase Agreements - 2.2%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 11/29/2019, to be repurchased 12/02/2019 in the amount of $12,825,267 and collateralized by $13,175,000 of United States Treasury Notes, bearing interest at 1.25%, due 10/31/2021 and having an approximate value of $13,083,697 (cost $12,825,000)		$12,825,000	12,825,000

TOTAL INVESTMENTS
(cost $591,814,000)		101.1%	594,960,727
Liabilities in excess of other assets		(1.1)	(6,700,203)

NET ASSETS		100.0%	$588,260,524

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2019, the aggregate value of these securities was $304,621,251 representing 51.8% of net assets.

†	Non-income producing security

#	The security or a portion thereof is out on loan.

(1)	Security in default

(2)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(3)	Company has filed for bankruptcy protection.

(4)	Security in default of interest and principal at maturity.

(5)	Securities classified as Level 3 (see Note 1).

(6)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(7)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(8)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(9)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	12/21/2016	616	$6	$164,792	$267.52	0.03%

(10)	Perpetual maturity - maturity date reflects the next call date.
(11)

At November 30, 2019, the Fund had loaned securities with a total value of $13,958,556. This was secured by collateral of $14,315,010, which was received in cash and subsequently invested in short-term investments currently valued at $14,315,010 as reported in the Portfolio of Investments.

(12)	The rate shown is the 7-day yield as of November 30, 2019.
(13)	Denominated in United States dollars unless otherwise indicated.

BTL - Bank Term Loan

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR	- Euro Currency

Index Legend

1 ML - 1 Month USD Libor

2 ML - 2 Month USD Libor

3 ML - 3 Month USD Libor

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A	EUR	12,252,000	USD	13,522,532	12/31/2019	$—	$(5,784)

Centrally Cleared Credit Default Swaps on Credit Indicies – Sell Protection (1)

						Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at November 30, 2019(2)	Notional Amount(3) (000’s)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX North America High Yield Index	5.00%	Quarterly	12/20/2024	3.2489%	$11,700	$853,578	$41,948

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Convertible Bonds & Notes	$—	$4,538,340	$—	$4,538,340
U.S. Corporate Bonds & Notes:
Rubber/Plastic Products	—	—	0	0
Other Industries	—	423,625,597	—	423,625,597
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	101,785,985	—	101,785,985
Loans	—	29,293,220	—	29,293,220
Common Stocks	—	—	164,792	164,792
Preferred Securities/Capital Securities	—	8,412,783	—	8,412,783
Short-Term Investment Securities	14,315,010	—	—	14,315,010
Repurchase Agreements	—	12,825,000	—	12,825,000

Total Investments at Value	$14,315,010	$580,480,925	$164,792	$594,960,727

Other Financial Instruments:+
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	$—	$41,948	$—	$41,948

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$5,784	$—	$5,784

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS - November 30, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.0%
Argentina - 0.0%

Banco Macro SA ADR	1,341	$34,665

Australia - 3.8%

Afterpay, Ltd.†	269,085	5,751,488
Ansell, Ltd.	55,708	1,117,615
ARB Corp, Ltd.	32,427	416,739
ASX, Ltd.	11,454	633,047
AUB Group, Ltd.	102,336	820,950
Bapcor, Ltd.	80,103	370,061
Bingo Industries, Ltd.	134,259	261,541
Caltex Australia, Ltd.	18,248	426,572
Castile Resources, Ltd.†	303,020	0
Iluka Resources, Ltd.	110,920	714,250
IMF Bentham, Ltd.†	74,863	175,711
IPH, Ltd.	289,841	1,633,084
Orica, Ltd.	45,840	737,327
Ramsay Health Care, Ltd.	14,933	737,148
Reliance Worldwide Corp., Ltd.#	409,870	1,133,896
Ridley Corp., Ltd.#	612,705	449,661
SEEK, Ltd.	27,118	425,365
Sonic Healthcare, Ltd.	52,760	1,074,888
Steadfast Group, Ltd.	293,411	708,514
Tabcorp Holdings, Ltd.	159,832	517,849
Technology One, Ltd.	423,396	2,631,879
Webjet, Ltd.#	47,705	405,282
Westgold Resources, Ltd.†	1,212,080	1,639,702
WiseTech Global, Ltd.	39,084	721,185

		23,503,754

Austria - 1.4%

CA Immobilien Anlagen AG	139,758	5,735,435
Mayr-Melnhof Karton AG	6,106	809,928
Vienna Insurance Group AG Wiener Versicherung Gruppe	84,618	2,339,914

		8,885,277

Belgium - 0.7%

Fagron	198,827	4,058,954

Bermuda - 2.8%

BW Offshore, Ltd.†	621,026	4,115,009
Cafe de Coral Holdings, Ltd.	612,000	1,532,336
Credicorp, Ltd.	5,857	1,236,940
Dairy Farm International Holdings, Ltd.	221,600	1,296,360
Esprit Holdings, Ltd.†	258,550	51,194
Geopark, Ltd.#	224,013	4,045,675
Hiscox, Ltd.	120,900	2,131,268
Midland Holdings, Ltd.†	1,802,000	264,727
Peace Mark Holdings, Ltd.†(1)	686,000	0
Shangri-La Asia, Ltd.	920,000	954,312
VTech Holdings, Ltd.	159,949	1,511,006

		17,138,827

Brazil - 4.0%

Anima Holding SA	122,795	652,434
Arezzo Industria e Comercio SA	210,803	3,108,455
BRF SA†	34,100	294,458
Cia Brasileira de Distribuicao (Preference Shares)	27,600	521,981
Cia de Saneamento Basico do Estado de Sao Paulo	21,800	295,227
Cogna Educacao	103,388	250,024
Construtora Tenda SA	505,000	2,839,247
Cyrela Brazil Realty SA Empreendimentos e Participacoes	497,759	3,152,024
Embraer SA ADR	13,592	231,336
Equatorial Energia SA	72,000	350,615
Fleury SA	57,226	384,792
Gerdau SA (Preference Shares)	80,200	321,670
Linx SA	105,400	790,282
Localiza Rent a Car SA	58,333	619,870
Lojas Americanas SA (Preference Shares)	104,900	551,415
Lojas Renner SA	63,410	774,953
Magazine Luiza SA	42,400	450,459
Minerva SA†	1,023,025	3,548,064
Multiplan Empreendimentos Imobiliarios SA	144,609	986,692
Notre Dame Intermedica Participacoes SA	41,515	555,264
Odontoprev SA	83,400	313,451
Rumo SA†	505,190	2,911,830
Suzano SA	61,800	562,229

		24,466,772

Canada - 5.9%

Agnico Eagle Mines, Ltd.	24,592	1,461,116
ATS Automation Tooling Systems, Inc.†	110,732	1,639,764
Capital Power Corp.	201,636	5,054,941
Descartes Systems Group, Inc.†	119,777	5,142,575
Dollarama, Inc.	85,621	3,132,067
Fortuna Silver Mines, Inc.†#	367,209	1,205,324
Granite Real Estate Investment Trust	69,280	3,575,355
Kinaxis, Inc.†	39,050	3,110,359
Quebecor, Inc., Class B	158,236	3,924,034
Seven Generations Energy, Ltd., Class A†	29,328	158,750
SSR Mining, Inc.†	422,260	6,567,712
TMX Group, Ltd.	20,970	1,685,746
TORC Oil & Gas, Ltd.#	31,703	88,071

		36,745,814

Cayman Islands - 3.0%

51job, Inc. ADR†	18,228	1,433,085
ASM Pacific Technology, Ltd.	66,300	865,587
China Literature, Ltd.†#*	64,800	248,752
China Resources Cement Holdings, Ltd.	3,176,000	3,801,601
Endeavour Mining Corp.†	160,743	3,070,127
Greentown Service Group Co., Ltd.	2,850,000	3,120,126
Haitian International Holdings, Ltd.	690,000	1,542,530
Lonking Holdings, Ltd.	3,013,000	858,322
Midland IC&I, Ltd.†	906,000	14,004
Pacific Textiles Holdings, Ltd.	1,622,000	1,207,997
Shenguan Holdings Group, Ltd.	552,000	20,097
Silicon Motion Technology Corp. ADR	26,291	1,164,691
Tingyi Cayman Islands Holding Corp.	812,000	1,321,514

		18,668,433

Chile - 0.1%

Aguas Andinas SA, Class A	927,131	379,032
Compania Cervecerias Unidas SA ADR	19,852	367,461

		746,493

China - 0.1%

Yunnan Baiyao Group Co., Ltd.	27,000	337,764

Colombia - 0.1%

Bancolombia SA ADR	8,460	408,364

Czech Republic - 0.1%

Komercni banka AS	14,282	489,084

Denmark - 1.6%

Carlsberg A/S, Class B	6,053	870,719
Demant A/S†	12,412	379,748
Dfds A/S#	8,283	349,537
DSV Panalpina A/S	7,583	825,598
Jyske Bank A/S†#	29,070	964,414
Royal Unibrew A/S	71,190	6,407,215
Sydbank A/S	13,374	251,819

		10,049,050

Faroe Islands - 0.4%

Bakkafrost P/F	33,353	2,237,169

Finland - 0.7%

Kojamo Oyj	148,070	2,443,668
Tikkurila Oyj	6,002	90,590
Valmet Oyj	90,327	2,022,110

		4,556,368

France - 4.3%

Alten SA	35,387	4,085,719
Cie Plastic Omnium SA	21,150	574,602
Edenred	8,343	414,076
Elior Group SA*	31,526	403,588
Gaztransport Et Technigaz SA	31,591	2,791,266
Korian SA	79,103	3,478,940
Legrand SA	24,101	1,903,253
LISI	26,053	921,353
Remy Cointreau SA	32,382	4,170,437
SEB SA	8,652	1,343,999
Sodexo SA	8,963	1,044,726
SOITEC†	39,352	4,161,994
Somfy SA	2,667	249,162
Virbac SA†	4,633	1,130,575

		26,673,690

Germany - 5.6%

Amadeus Fire AG	7,554	1,015,314
Beiersdorf AG	8,025	935,835
Brenntag AG	18,300	975,999
CANCOM SE	8,703	515,360
CTS Eventim AG & Co. KGaA	58,775	3,587,284
Deutsche Wohnen SE	23,859	931,820
Evotec SE†	149,713	3,316,920
Fuchs Petrolub SE (Preference Shares)	35,508	1,533,471
GEA Group AG	72,199	2,320,230
Gerresheimer AG	8,795	646,771
Hella GmbH & Co. KGaA	21,749	1,173,604
Henkel AG & Co. KGaA (Preference Shares)	7,115	751,565
Infineon Technologies AG	22,792	486,832
LEG Immobilien AG	29,762	3,359,212
MTU Aero Engines AG	6,409	1,736,250
Scout24 AG*	21,796	1,349,511
Symrise AG	42,347	4,107,391
TAG Immobilien AG	241,981	5,822,337

		34,565,706

Greece - 0.2%

Hellenic Telecommunications Organization SA	74,496	1,119,466

Hong Kong - 0.7%

China Resources Beer Holdings Co., Ltd.	522,000	2,734,014
Techtronic Industries Co., Ltd.	207,500	1,559,951

		4,293,965

India - 1.7%

Bharat Heavy Electricals, Ltd.	604,029	447,943
CESC, Ltd.	99,957	1,047,816
Dabur India, Ltd.	143,842	919,145
Embassy Office Parks REIT	103,200	639,088
Federal Bank, Ltd.	1,106,672	1,370,661
Hero MotoCorp, Ltd.	35,566	1,203,530
Mahindra & Mahindra, Ltd.	102,710	758,325
MOIL, Ltd.	254,536	490,356
PVR, Ltd.	38,090	958,920
Shriram Transport Finance Co., Ltd.	80,731	1,268,514
Spencer’s Retail, Ltd.†	30,235	26,805
Tata Global Beverages, Ltd.	271,670	1,221,687

		10,352,790

Indonesia - 1.0%

Ace Hardware Indonesia Tbk PT	12,198,700	1,366,462
Astra Agro Lestari Tbk PT	641,600	573,141
Indocement Tunggal Prakarsa Tbk PT	842,300	1,158,498
Kalbe Farma Tbk PT	13,955,600	1,508,847
United Tractors Tbk PT	881,700	1,308,017

		5,914,965

Ireland - 1.9%

Bank of Ireland Group PLC	46,500	233,604
C&C Group PLC	502,042	2,532,332
DCC PLC	16,833	1,438,625
Flutter Entertainment PLC#	20,695	2,355,397
Greencore Group PLC	54,079	169,892
Hibernia REIT PLC	1,700,930	2,732,168
Kerry Group PLC, Class A	9,444	1,211,079
Ryanair Holdings PLC ADR†	9,434	786,041

		11,459,138

Israel - 1.6%

Bezeq The Israeli Telecommunication Corp., Ltd.†	249,705	208,133
Israel Discount Bank, Ltd., Class A	2,113,467	9,729,251

		9,937,384

Italy - 2.0%

Cembre SpA#	21,520	582,046
Cerved Group SpA	214,497	2,131,528
Davide Campari-Milano SpA	87,127	795,259
Enav SpA*	178,951	1,060,669
FinecoBank Banca Fineco SpA	102,886	1,276,316
Infrastrutture Wireless Italiane SpA*	57,057	577,681
Italgas SpA	176,584	1,109,671
Reply SpA	59,758	4,680,897

		12,214,067

Japan - 20.8%

ABC-Mart, Inc.	8,000	532,822
Aeon Delight Co., Ltd.	12,900	458,462
AEON Financial Service Co., Ltd.	57,000	861,861
Air Water, Inc.	16,300	261,801
Amano Corp.	10,341	309,413
Anritsu Corp.#	330,600	6,285,493
Ariake Japan Co., Ltd.	6,200	442,392
As One Corp.	6,800	585,848
Asante, Inc.	7,400	136,973
Chiba Bank, Ltd.	110,300	628,817
Comture Corp.	27,800	601,184
Cosmos Pharmaceutical Corp.#	2,400	484,144
Daifuku Co., Ltd.	124,500	7,245,580
Daikyonishikawa Corp.	14,487	111,444
Daiseki Co., Ltd.	40,200	1,177,114
Daiwa Securities Group, Inc.	103,800	526,326
Doshisha Co., Ltd.	6,200	102,526
Eiken Chemical Co., Ltd.	31,100	560,883
Ezaki Glico Co., Ltd.	19,700	903,513
Fancl Corp.	206,200	5,504,695
Fuji Seal International, Inc.	72,200	1,619,396
Fuji Soft, Inc.	5,500	217,076
Fujitsu General, Ltd.	22,800	433,066
Hamakyorex Co., Ltd.	6,100	204,532
Heian Ceremony Service Co., Ltd.#	15,800	126,885
Hirose Electric Co., Ltd.	3,800	467,297
Hogy Medical Co., Ltd.	3,500	115,116
Iriso Electronics Co., Ltd.	9,500	455,667
Japan Elevator Service Holdings Co., Ltd.	172,700	4,596,182
Japan Exchange Group, Inc.	6,300	107,115
Japan Meat Co, Ltd.	11,000	212,252
Japan Pure Chemical Co., Ltd.	1,800	42,099
Jeol, Ltd.	16,400	453,246
JGC Holdings Corp.	11,160	162,218
Kakaku.com, Inc.	12,600	304,021
Kansai Paint Co., Ltd.	45,100	1,136,410
Katitas Co., Ltd.	80,400	3,591,942
Kikkoman Corp.	11,500	577,863
Kintetsu World Express, Inc.	12,000	211,155
Kobayashi Pharmaceutical Co., Ltd.#	11,900	976,310
Koito Manufacturing Co., Ltd.	28,100	1,447,937
Kusuri no Aoki Holdings Co., Ltd.	50,200	3,820,438
Lion Corp.	47,000	946,827
Matsumotokiyoshi Holdings Co., Ltd.	147,200	5,621,452
Meitec Corp.	16,200	856,955
Milbon Co., Ltd.	7,100	409,958
Miraca Holdings, Inc.	4,300	106,307
MISUMI Group, Inc.	9,900	245,114
Mitsubishi Pencil Co., Ltd.	10,100	159,083
MonotaRO Co., Ltd.#	25,300	711,927
Morinaga & Co., Ltd.	19,200	978,813
Nabtesco Corp.	21,000	644,648
Nakanishi, Inc.	72,800	1,443,961
Net One Systems Co., Ltd.	164,900	4,632,657
NGK Spark Plug Co., Ltd.	36,400	728,632
Nihon Kohden Corp.	22,700	615,330
Nihon Parkerizing Co., Ltd.	45,600	483,684
Nippon Television Holdings, Inc.	26,500	348,152
Nissei ASB Machine Co., Ltd.#	10,100	441,076
Nitori Holdings Co., Ltd.	1,500	235,028
NOF Corp.	3,600	120,214
Nohmi Bosai, Ltd.	12,800	275,518
Nomura Research Institute, Ltd.	99,400	2,096,885
NS Solutions Corp.	36,000	1,246,540
Obara Group, Inc.	5,600	197,999
OBIC Business Consultants Co., Ltd.	15,900	708,894
OBIC Co., Ltd.	73,400	9,743,749
Omron Corp.	9,000	528,710
Oracle Corp. Japan	10,600	975,214
Park24 Co., Ltd.	15,600	376,977
Proto Corp.	49,400	468,929
Rakuten, Inc.	5,200	45,085
Rinnai Corp.	3,900	299,301
Ryohin Keikaku Co., Ltd.	43,000	979,389
S Foods, Inc.	23,200	642,237
Sagami Rubber Industries Co., Ltd.	12,200	208,544
San-A Co, Ltd.	3,800	173,934
San-Ai Oil Co., Ltd.	21,100	202,605
Sankyu, Inc.	13,000	669,864
Santen Pharmaceutical Co., Ltd.	88,800	1,663,149
SCREEN Holdings Co., Ltd.	40,600	2,830,186
SCSK Corp.	11,600	607,263
Seino Holdings Co., Ltd.	84,300	1,154,499
Senko Group Holdings Co., Ltd.	29,100	240,872
Seria Co., Ltd.#	19,500	513,266
SG Holdings Co., Ltd.	29,100	698,155
Shima Seiki Manufacturing, Ltd.#	8,300	209,291
Shimadzu Corp.	26,000	782,696
Shimamura Co., Ltd.	2,300	184,496
Shimano, Inc.	1,500	242,565
Shizuoka Bank, Ltd.	44,500	338,664
SK Kaken Co., Ltd.	1,700	733,087
SMS Co., Ltd.	237,800	6,439,534
Sohgo Security Services Co., Ltd.	8,900	462,665
Sony Financial Holdings, Inc.	38,100	884,144
Stanley Electric Co., Ltd.	37,900	1,049,171
Sundrug Co., Ltd.	24,300	852,515
T Hasegawa Co., Ltd.	55,100	993,215
Taisei Lamick Co, Ltd.	9,600	252,860
Taiyo Yuden Co., Ltd.#	98,300	2,573,914
Takasago International Corp.	7,100	167,746
TechnoPro Holdings, Inc.	125,200	8,327,221
Terumo Corp.	31,900	1,119,436
THK Co., Ltd.	9,900	278,128
Toshiba Plant Systems & Services Corp.#	12,600	306,784

Toshiba TEC Corp.	8,600	348,856
TOTO, Ltd.	6,300	275,702
Trancom Co., Ltd.	4,000	277,374
Unicharm Corp.	50,800	1,663,862
USS Co., Ltd.	99,100	1,921,248
Yamato Holdings Co., Ltd.	41,100	702,930
Zojirushi Corp.#	32,700	533,274
Zuken, Inc.	13,400	302,879

		128,501,353

Jersey - 1.2%

boohoo Group PLC†	1,859,883	7,586,882

Luxembourg - 0.5%

B&M European Value Retail SA	139,823	683,937
Globant SA†	2,200	235,400
Solutions 30 SE†#	218,732	2,321,814

		3,241,151

Malaysia - 0.1%

Genting Bhd	546,100	762,304

Mauritius - 0.2%

MakeMyTrip, Ltd.†	44,697	1,163,463

Mexico - 0.5%

Arca Continental SAB de CV	83,534	441,069
Concentradora Fibra Danhos SA de CV	302,077	443,820
Genomma Lab Internacional SAB de CV, Class B†#	438,119	411,132
Grupo Aeroportuario del Centro Norte SAB de CV	19,873	132,117
Grupo Aeroportuario del Sureste SAB de CV ADR	2,205	378,069
Grupo Financiero Inbursa SAB de CV, Class O	237,547	282,683
Grupo Lala SAB de CV#	230,257	226,554
Orbia Advance Corp SAB de CV	253,299	550,264
Prologis Property Mexico SA de CV	199,499	423,392

		3,289,100

Netherlands - 1.4%

Aalberts NV	23,348	989,030
ASM International NV	12,520	1,392,432
Euronext NV*	5,545	418,767
IMCD NV	34,726	2,888,452
Takeaway.com NV†#*	23,563	2,118,284
Wolters Kluwer NV	8,845	634,954

		8,441,919

New Zealand - 0.1%

Freightways, Ltd.	48,868	248,399
Mainfreight, Ltd.	11,323	303,038

		551,437

Norway - 2.9%

Aker Solutions ASA†	151,294	360,767
Leroy Seafood Group ASA	358,802	2,270,381
Mowi ASA	20,077	498,139
Norway Royal Salmon ASA	96,694	2,516,657
Scatec Solar ASA*	408,013	4,857,983
TGS NOPEC Geophysical Co. ASA	117,253	3,340,632
Tomra Systems ASA	131,868	3,930,206

		17,774,765

Philippines - 0.2%

Metropolitan Bank & Trust Co.	1,137,842	1,483,460

Poland - 0.2%

Dino Polska SA†*	38,877	1,341,990

Portugal - 0.4%

Galp Energia SGPS SA	18,016	293,258
NOS SGPS SA	464,153	2,517,924

		2,811,182

Singapore - 0.8%

Ascendas India Trust	670,100	759,417
City Developments, Ltd.	203,800	1,540,756
Singapore Technologies Engineering, Ltd.	517,300	1,562,075
Venture Corp., Ltd.	114,063	1,323,521

		5,185,769

South Africa - 0.6%

AVI, Ltd.	171,175	1,013,994
Clicks Group, Ltd.	173,496	2,964,393

		3,978,387

South Korea - 2.3%

AfreecaTV Co., Ltd.	37,795	2,169,497
Doosan Bobcat, Inc.	46,087	1,221,287
Douzone Bizon Co., Ltd.	59,883	3,619,901
Lock&Lock Co., Ltd.#	32,538	391,178
LS Industrial Systems Co., Ltd.	27,712	1,182,479
Orion Corp.	18,312	1,596,864
Samsung Fire & Marine Insurance Co., Ltd.	7,043	1,386,358
TK Corp.	34,618	289,277
WONIK IPS Co., Ltd.	104,120	2,688,617

		14,545,458

Spain - 2.0%

Aena SME SA*	2,686	493,293
Amadeus IT Group SA	74,349	5,922,115
Cellnex Telecom SA#*	79,007	3,394,639
CEMEX Latam Holdings SA†	85,400	108,539
CIE Automotive SA	60,488	1,458,075
Viscofan SA	14,683	781,961

		12,158,622

Sweden - 2.5%

Embracer Group AB†	496,455	3,514,212
Essity AB, Class B	47,810	1,502,462
Evolution Gaming Group AB*	252,141	6,660,125
MIPS AB	80,457	1,517,050
Saab AB, Series B	10,250	338,594
Swedish Match AB	26,681	1,277,760
Thule Group AB*	23,410	509,840

		15,320,043

Switzerland - 2.3%

Coca-Cola HBC AG	13,166	439,159
DKSH Holding AG	2,095	108,416
Dufry AG	4,765	464,969
Geberit AG	1,504	807,347
Julius Baer Group, Ltd.	17,816	838,777
Kardex AG	3,690	601,470
Logitech International SA	95,703	4,183,178
Lonza Group AG	1,227	416,689
Sika AG	21,858	3,804,385
Sonova Holding AG	5,530	1,262,499
Temenos AG	4,577	694,331
VAT Group AG*	3,432	496,610

		14,117,830

Taiwan - 1.0%

Advantech Co., Ltd.	71,256	699,470
E.Sun Financial Holding Co., Ltd.	1,895,013	1,680,081
Kindom Development Co., Ltd.	1,246,000	1,263,948
PChome Online, Inc.†	204,932	775,787
Tripod Technology Corp.	103,000	427,050
Voltronic Power Technology Corp.	61,547	1,416,102

		6,262,438

Thailand - 0.2%

AEON Thana Sinsap Thailand PCL	115,300	734,517
PTT Global Chemical PCL	256,000	455,365

		1,189,882

Turkey - 0.0%

Selcuk Ecza Deposu Ticaret ve Sanayi AS	90,111	86,682

United Kingdom - 13.0%

Abcam PLC	300,409	5,186,928
Admiral Group PLC	14,592	403,873
Ashtead Group PLC	21,448	651,885
Auto Trader Group PLC*	221,087	1,606,999
Babcock International Group PLC	63,680	486,256
Beazley PLC	438,915	3,020,008
Bellway PLC	17,493	755,434
Britvic PLC	29,946	375,300
Bunzl PLC	44,305	1,216,519
Burberry Group PLC	26,252	714,372
Cairn Energy PLC†	110,162	256,318
Coats Group PLC	550,643	513,834
Cobham PLC	225,366	461,117
Compass Group PLC	114,798	2,812,839
Countryside Properties PLC*	651,277	3,333,938
Croda International PLC	77,420	4,986,531
Dechra Pharmaceuticals PLC	88,128	3,230,203
Electrocomponents PLC	102,115	863,212
Elementis PLC	39,340	86,191
EMIS Group PLC	22,347	306,944
Essentra PLC	224,295	1,221,867
Fevertree Drinks PLC	36,478	1,032,272
Forterra PLC*	159,146	601,028
Future PLC	286,750	4,902,876
GB Group PLC	379,289	3,316,141
Greggs PLC	63,818	1,718,462
Halma PLC	47,295	1,288,219
Hargreaves Lansdown PLC	35,189	844,242
Howden Joinery Group PLC	125,975	1,027,435
Ibstock PLC*	132,343	451,193
IG Group Holdings PLC	56,735	495,890
IMI PLC	40,014	580,141
Intertek Group PLC	28,802	2,054,769
Just Eat PLC†	190,563	1,884,469
Keywords Studios PLC#	76,235	1,387,281
Meggitt PLC	67,738	563,325
Moneysupermarket.com Group PLC	280,599	1,235,718
PZ Cussons PLC	16,647	43,922
QinetiQ Group PLC	699,277	3,022,538
Rathbone Brothers PLC	38,818	1,069,372
Rightmove PLC	335,099	2,702,684
Rotork PLC	731,540	3,101,438
Schroders PLC	50,497	2,154,586
Shaftesbury PLC	54,052	634,067
Smith & Nephew PLC	81,983	1,835,426
Spectris PLC	13,971	506,485
Spirax-Sarco Engineering PLC	10,349	1,194,600
Stagecoach Group PLC	107,600	189,820
Tate & Lyle PLC	20,092	190,061
TechnipFMC PLC	21,615	405,182
UNITE Group PLC	360,883	5,839,017
Weir Group PLC	26,788	483,488
Whitbread PLC	12,839	764,011

		80,010,726

United States - 0.1%

Autoliv, Inc. SDR	3,319	271,878
Gran Tierra Energy, Inc.†#	102,496	105,714

		377,592

Total Common Stocks
(cost $487,544,202)		599,040,394

RIGHTS - 0.0%
Faroe Islands - 0.0%

Bakkafrost P/F Expires 12/05/2019 (strike price NOK 500.00)† (cost $0)	998	12,776

Total Long-Term Investment Securities
(cost $487,544,202)		599,053,170

SHORT-TERM INVESTMENT SECURITIES - 2.8%
Registered Investment Companies - 1.5%

State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(2)(3)	9,567,151	9,567,151
U.S. Government Agencies - 1.3%

Federal Home Loan Bank Disc. Notes 1.55% due 12/02/2019	$7,840,000	7,840,000

Total Short-Term Investment Securities
(cost $17,406,818)		17,407,151

REPURCHASE AGREEMENTS - 1.6%

Fixed Income Clearing Corp., bearing interest at 0.25%, dated 11/29/2019, to be repurchased 12/02/2019 in the amount of $9,807,204 and collateralized by $10,075,000 of United States Treasury Notes, bearing interest at 1.25%, due 10/31/2021 and having an approximate value of $10,005,180 (cost $9,807,000)	9,807,000	9,807,000

TOTAL INVESTMENTS
(cost $514,758,020)	101.4%	626,267,321
Liabilities in excess of other assets	(1.4)	(8,941,377)

NET ASSETS	100.0%	$617,325,944

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2019, the aggregate value of these securities was $29,924,890 representing 4.8% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of November 30, 2019.
(3)

At November 30, 2019, the Fund had loaned securities with a total value of $23,555,839. This was secured by collateral of $9,567,151, which was received in cash and subsequently invested in short-term investments currently valued at $9,567,151 as reported in the Portfolio of Investments. Additional collateral of $15,376,941 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

	Coupon Range	Maturity Date Range	Value as of November 30, 2019
United States Treasury Bills	0.00%	12/26/2019 to 05/21/2020	$6,631
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2019 to 02/15/2049	15,370,310

ADR - American Depositary Receipt

NOR - Norwegian Krone

SDR - Swedish Depositary Receipt

Industry Allocation*
Real Estate Operations & Development	4.0%
Banks-Commercial	3.2
Commercial Services	3.1
E-Commerce/Services	3.0
Computers-Integrated Systems	2.7
Electronic Components-Misc.	2.5
Real Estate Investment Trusts	2.5
Machinery-General Industrial	2.2
Applications Software	2.0
Cosmetics & Toiletries	2.0
Retail-Drug Store	1.7
Chemicals-Diversified	1.7
Computer Services	1.6
Repurchase Agreements	1.6
Gambling (Non-Hotel)	1.6
Medical-Drugs	1.6
Brewery	1.5
Registered Investment Companies	1.5
Building & Construction Products-Misc.	1.4
Apparel Manufacturers	1.3
U.S. Government Agencies	1.3
Fisheries	1.3
Engineering/R&D Services	1.2
Beverages-Wine/Spirits	1.2
Machinery-Material Handling	1.2
Auto/Truck Parts & Equipment-Original	1.2
Food-Retail	1.1
Insurance-Property/Casualty	1.1
Chemicals-Specialty	1.1
Precious Metals	1.1
Gold Mining	1.0
Electronic Components-Semiconductors	1.0
Retail-Misc./Diversified	1.0
Finance-Credit Card	0.9
Medical-Biomedical/Gene	0.9
Publishing-Periodicals	0.9
Building Products-Cement	0.9
Retail-Discount	0.9
Electric-Generation	0.8
Investment Management/Advisor Services	0.8
Energy-Alternate Sources	0.8
Medical Products	0.8
E-Services/Consulting	0.8
Transport-Marine	0.8
Food-Catering	0.8
Semiconductor Equipment	0.7
Oil Companies-Exploration & Production	0.7
Retail-Apparel/Shoe	0.7
Food-Meat Products	0.7
Veterinary Products	0.7
Medical Labs & Testing Services	0.7
Computers-Periphery Equipment	0.7
Oil-Field Services	0.7
Leisure Products	0.7
Building-Heavy Construction	0.7
Beverages-Non-alcoholic	0.7
Food-Confectionery	0.7
Real Estate Management/Services	0.6
Building-Residential/Commercial	0.6
Recycling	0.6
Multimedia	0.6
Containers-Paper/Plastic	0.6
Food-Misc./Diversified	0.6
Airport Development/Maintenance	0.6
Computer Software	0.6
Finance-Other Services	0.6
Toys	0.6
Medical-Nursing Homes	0.6
Hotels/Motels	0.5
Instruments-Controls	0.5
Power Converter/Supply Equipment	0.5
Consulting Services	0.5
Transport-Rail	0.5
Aerospace/Defense	0.5
Transport-Services	0.4
Distribution/Wholesale	0.4
Cable/Satellite TV	0.4
Enterprise Software/Service	0.4
Insurance-Multi-line	0.4
Electric Products-Misc.	0.3
Internet Financial Services	0.3
Machinery-Construction & Mining	0.3
Medical Instruments	0.3
Transport-Truck	0.3
Coatings/Paint	0.3
Retail-Automobile	0.3
Metal Processors & Fabrication	0.3
Appliances	0.3
Oil Refining & Marketing	0.3
Textile-Products	0.3
Diversified Financial Services	0.3
Diversified Manufacturing Operations	0.3
Machine Tools & Related Products	0.3
Retail-Restaurants	0.3
Internet Content-Information/News	0.3
Insurance Brokers	0.2
Industrial Automated/Robotic	0.2
Athletic Equipment	0.2
Audio/Video Products	0.2
Dental Supplies & Equipment	0.2
Aerospace/Defense-Equipment	0.2
Telephone-Integrated	0.2
Rubber/Plastic Products	0.2
Food-Flour & Grain	0.2
Electronic Measurement Instruments	0.2
Tobacco	0.2
Rental Auto/Equipment	0.2
Finance-Commercial	0.2
E-Marketing/Info	0.2
Silver Mining	0.2
Motorcycle/Motor Scooter	0.2
Insurance-Life/Health	0.2
Hazardous Waste Disposal	0.2
Gas-Distribution	0.2
Building-Maintenance & Services	0.2
MRI/Medical Diagnostic Imaging	0.2
Electric-Integrated	0.2
Home Furnishings	0.2
Human Resources	0.2
E-Commerce/Products	0.2
Theaters	0.2
Electronic Connectors	0.2
Diversified Operations	0.1
Schools	0.1
Electronic Parts Distribution	0.1
Airlines	0.1
Web Portals/ISP	0.1
Casino Hotels	0.1
Auto-Heavy Duty Trucks	0.1
Soap & Cleaning Preparation	0.1
Explosives	0.1
Medical-Hospitals	0.1
Finance-Consumer Loans	0.1
Diversified Minerals	0.1
Computers	0.1

Water	0.1
Containers-Metal/Glass	0.1
Agricultural Operations	0.1
Paper & Related Products	0.1
Medical-HMO	0.1
Chemicals-Plastics	0.1
Finance-Investment Banker/Broker	0.1
Metal-Iron	0.1
Machinery-Pumps	0.1
Security Services	0.1
Instruments-Scientific	0.1
Machinery-Thermal Process	0.1
Circuit Boards	0.1
Medical-Wholesale Drug Distribution	0.1
Consumer Products-Misc.	0.1
Retail-Auto Parts	0.1
Electric-Distribution	0.1
Office Automation & Equipment	0.1
Television	0.1
Steel-Producers	0.1
Miscellaneous Manufacturing	0.1
Medical Information Systems	0.1
Building Products-Air & Heating	0.1

101.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$17,138,827	$—	$0	$17,138,827
Other Countries	581,901,567	—	—	581,901,567
Rights	12,776	—	—	12,776
Short Term Investment Securities:
Registered Investment Companies	9,567,151	—	—	9,567,151
U.S. Government Agencies	—	7,840,000	—	7,840,000
Repurchase Agreements	—	9,807,000	—	9,807,000

Total Investments at Value	$608,620,321	$17,647,000	$0	$626,267,321

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.5%
Advertising Agencies - 0.3%

Omnicom Group, Inc.#	12,774	$1,015,278

Aerospace/Defense - 1.2%

Northrop Grumman Corp.	5,330	1,874,934
Raytheon Co.	6,854	1,490,197

		3,365,131

Aerospace/Defense-Equipment - 3.1%

L3Harris Technologies, Inc.	11,132	2,238,534
United Technologies Corp.	45,017	6,677,822

		8,916,356

Agricultural Biotech - 0.3%

Corteva, Inc.	31,298	814,374

Agricultural Chemicals - 2.6%

CF Industries Holdings, Inc.	105,970	4,896,874
Mosaic Co.	88,003	1,676,457
Nutrien, Ltd.	21,737	1,030,768

		7,604,099

Agricultural Operations - 0.7%

Archer-Daniels-Midland Co.	49,042	2,105,373

Airlines - 0.8%

Delta Air Lines, Inc.	38,349	2,197,781

Apparel Manufacturers - 0.8%

PVH Corp.	24,013	2,328,300

Auto-Cars/Light Trucks - 0.8%

General Motors Co.	65,390	2,354,040

Auto/Truck Parts & Equipment-Original - 0.2%

Aptiv PLC	6,920	649,650

Banks-Commercial - 1.1%

Citizens Financial Group, Inc.	39,988	1,537,939
M&T Bank Corp.	10,891	1,794,183

		3,332,122

Banks-Super Regional - 4.3%

Fifth Third Bancorp	28,808	869,714
PNC Financial Services Group, Inc.	12,108	1,855,067
US Bancorp	100,717	6,046,041
Wells Fargo & Co.	68,500	3,730,510

		12,501,332

Beverages-Non-alcoholic - 1.2%

PepsiCo, Inc.	25,729	3,494,770

Broadcast Services/Program - 0.7%

Fox Corp., Class B	54,125	1,893,293

Building Products-Cement - 3.0%

Martin Marietta Materials, Inc.	16,780	4,503,752
Vulcan Materials Co.	30,021	4,259,079

		8,762,831

Building-Residential/Commercial - 0.8%

Lennar Corp., Class A	40,777	2,432,348

Cable/Satellite TV - 0.5%

Comcast Corp., Class A	32,366	1,428,959

Chemicals-Diversified - 0.7%

DuPont de Nemours, Inc.	29,179	1,891,091

Chemicals-Specialty - 0.3%

W.R. Grace & Co.	14,269	953,597

Commercial Services - 0.7%

Quanta Services, Inc.	50,876	2,118,477

Commercial Services-Finance - 0.3%

Global Payments, Inc.	5,369	972,326

Computer Data Security - 0.2%

Check Point Software Technologies, Ltd.†	5,846	689,126

Computer Services - 0.8%

Cognizant Technology Solutions Corp., Class A	18,939	1,214,180
International Business Machines Corp.	7,845	1,054,760

		2,268,940

Computer Software - 0.6%

Citrix Systems, Inc.	15,376	1,734,567

Computers - 0.4%

Apple, Inc.	4,409	1,178,305

Computers-Memory Devices - 0.5%

Western Digital Corp.	28,736	1,446,283

Cosmetics & Toiletries - 1.3%

Colgate-Palmolive Co.	42,122	2,856,714
Procter & Gamble Co.	7,398	903,000

		3,759,714

Diversified Banking Institutions - 10.7%

Bank of America Corp.	160,632	5,352,258
Citigroup, Inc.	102,979	7,735,783
Goldman Sachs Group, Inc.	21,484	4,755,483
JPMorgan Chase & Co.	72,749	9,585,408
Morgan Stanley	69,535	3,440,592

		30,869,524

Diversified Manufacturing Operations - 0.7%

Carlisle Cos., Inc.	5,369	837,457
Ingersoll-Rand PLC	8,263	1,083,362

		1,920,819

Electric-Integrated - 4.4%

Edison International	47,923	3,311,479
Entergy Corp.	13,791	1,605,135
Evergy, Inc.	30,993	1,960,927
PPL Corp.	173,488	5,903,797

		12,781,338

Electronic Components-Semiconductors - 2.2%

Broadcom, Inc.	8,092	2,558,771
Microchip Technology, Inc.#	18,571	1,755,702
Micron Technology, Inc.†	21,789	1,035,196
Texas Instruments, Inc.	8,658	1,040,778

		6,390,447

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	5,235	422,831

Enterprise Software/Service - 0.8%

Oracle Corp.	38,860	2,181,600

Entertainment Software - 0.3%

Electronic Arts, Inc.†	9,419	951,413

Finance-Credit Card - 0.8%

Capital One Financial Corp.	10,377	1,037,804
Discover Financial Services	13,825	1,173,328

		2,211,132

Finance-Investment Banker/Broker - 1.9%

Charles Schwab Corp.	57,637	2,853,031
E*TRADE Financial Corp.	59,069	2,616,757

		5,469,788

Food-Misc./Diversified - 1.1%

Conagra Brands, Inc.	69,645	2,010,651
Lamb Weston Holdings, Inc.	13,018	1,093,252

		3,103,903

Gold Mining - 0.7%

Newmont Goldcorp Corp.	52,326	2,009,318

Instruments-Controls - 1.1%

Honeywell International, Inc.	18,312	3,269,608

Insurance Brokers - 0.9%

Willis Towers Watson PLC	13,196	2,592,222

Insurance-Multi-line - 6.5%

Assurant, Inc.	19,731	2,621,658
Chubb, Ltd.	32,806	4,969,453
Hartford Financial Services Group, Inc.	122,676	7,588,737
Voya Financial, Inc.	61,736	3,597,974

		18,777,822

Insurance-Property/Casualty - 4.2%

Berkshire Hathaway, Inc., Class B†	55,796	12,291,859

Insurance-Reinsurance - 0.6%

RenaissanceRe Holdings, Ltd.	8,662	1,631,314

Investment Management/Advisor Services - 1.1%

LPL Financial Holdings, Inc.	23,790	2,197,007
Raymond James Financial, Inc.	11,570	1,039,217

		3,236,224

Machinery-Pumps - 0.4%

Gardner Denver Holdings, Inc.†#	31,979	1,083,129

Medical Instruments - 2.3%

Medtronic PLC	58,946	6,565,995

Medical Labs & Testing Services - 0.5%

Laboratory Corp. of America Holdings†	9,128	1,572,663

Medical Products - 1.2%

Becton Dickinson and Co.	12,954	3,348,609

Medical-Biomedical/Gene - 1.0%

Biogen, Inc.†	3,683	1,104,200
Gilead Sciences, Inc.	24,542	1,650,204

		2,754,404

Medical-Drugs - 3.7%

Bristol-Myers Squibb Co.	19,270	1,097,234
Johnson & Johnson	15,330	2,107,721
Merck & Co., Inc.	26,072	2,272,957
Pfizer, Inc.	133,611	5,146,696

		10,624,608

Medical-HMO - 1.5%

Anthem, Inc.	6,883	1,986,847
Humana, Inc.	6,520	2,224,819

		4,211,666

Metal-Copper - 0.7%

Freeport-McMoRan, Inc.	185,330	2,109,055

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	7,551	669,396

Oil Companies-Exploration & Production - 3.3%

Concho Resources, Inc.	13,134	953,003
ConocoPhillips	51,922	3,112,205
Hess Corp.	68,198	4,234,414
Pioneer Natural Resources Co.	9,466	1,210,133

		9,509,755

Oil Companies-Integrated - 1.2%

Chevron Corp.	16,834	1,971,766
Royal Dutch Shell PLC, Class A ADR	27,816	1,599,142

		3,570,908

Oil Refining & Marketing - 4.6%

Marathon Petroleum Corp.	96,098	5,827,383
Phillips 66	40,030	4,592,241
Valero Energy Corp.	31,445	3,002,683

		13,422,307

Oil-Field Services - 1.1%

Apergy Corp.†	44,380	1,133,465
Schlumberger, Ltd.	53,300	1,929,460

		3,062,925

Pharmacy Services - 0.8%

Cigna Corp.	6,142	1,227,909
CVS Health Corp.	15,778	1,187,610

		2,415,519

Real Estate Investment Trusts - 1.9%

Camden Property Trust	6,796	758,094
Equity Residential	19,435	1,653,918
Public Storage	8,718	1,836,708
Weyerhaeuser Co.	46,180	1,362,772

		5,611,492

Retail-Discount - 0.7%

Target Corp.	16,186	2,023,412

Retail-Drug Store - 0.2%

Walgreens Boots Alliance, Inc.	10,621	633,012

Semiconductor Components-Integrated Circuits - 1.0%

QUALCOMM, Inc.	34,560	2,887,488

Semiconductor Equipment - 0.9%

Applied Materials, Inc.	45,207	2,617,485

Telecom Equipment-Fiber Optics - 0.8%

Corning, Inc.	75,172	2,182,995

Telephone-Integrated - 2.1%

AT&T, Inc.	160,957	6,016,573

Transport-Rail - 0.6%

Union Pacific Corp.	9,225	1,623,508

Web Portals/ISP - 1.5%

Alphabet, Inc., Class A†	3,341	4,356,965

Total Common Stocks (cost $257,744,960)		285,193,494

EXCHANGE-TRADED FUNDS - 0.2%

iShares Russell 1000 Value ETF (cost $523,583)	3,955	530,286

Total Long-Term Investment Securities
(cost $258,268,543)		285,723,780

SHORT-TERM INVESTMENT SECURITIES - 1.0%
Commercial Paper - 1.0%

Corpoerative Centrale 1.56% due 12/02/2019 (cost $2,899,876)	$2,900,000	2,899,639

TOTAL INVESTMENTS
(cost $261,168,419)	99.7%	288,623,419
Other assets less liabilities	0.3	741,371

NET ASSETS	100.0%	$289,364,790

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At November 30, 2019, the Fund had loaned securities with a total value of $2,309,216. This was secured by collateral of $2,427,451 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
United States Treasury Bills	0.00%	12/12/2019 to 06/18/2020	$52,089
United States Treasury Notes/Bonds	0.13% to 8.75%	12/31/2019 to 02/15/2049	2,375,362

ADR - American Depositary Receipt

ETF - Exchange-Traded Funds

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$285,193,494	$—	$—	$285,193,494
Exchange-Traded Funds	530,286	—	—	530,286
Short-Term Investment Securities	—	2,899,639	—	2,899,639

Total Investments at Value	$285,723,780	$2,899,639	$—	$288,623,419

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.6%
Aerospace/Defense-Equipment - 0.6%

HEICO Corp., Class A	15,919	$1,598,904

Apparel Manufacturers - 2.8%

Carter’s, Inc.	28,849	2,980,390
PVH Corp.	25,576	2,479,849
Under Armour, Inc., Class C†	82,534	1,427,838

		6,888,077

Applications Software - 1.0%

PTC, Inc.†	33,751	2,585,327

Athletic Equipment - 0.8%

YETI Holdings, Inc.†#	63,111	2,008,192

Auto-Heavy Duty Trucks - 0.9%

PACCAR, Inc.	27,981	2,276,814

Banks-Commercial - 5.4%

Cullen/Frost Bankers, Inc.#	24,852	2,325,153
First Citizens BancShares, Inc., Class A	3,933	2,044,373
First Republic Bank	27,081	2,976,202
M&T Bank Corp.	15,263	2,514,427
Prosperity Bancshares, Inc.	32,344	2,272,166
South State Corp.	18,123	1,509,283

		13,641,604

Banks-Fiduciary - 1.0%

Northern Trust Corp.	23,114	2,478,745

Building Products-Air & Heating - 1.6%

Lennox International, Inc.	15,655	4,005,332

Building-Residential/Commercial - 1.7%

NVR, Inc.†	1,153	4,372,049

Cable/Satellite TV - 1.2%

Cable One, Inc.	1,953	2,997,855

Commercial Services - 2.1%

Cintas Corp.	5,938	1,526,422
CoStar Group, Inc.†	3,922	2,403,637
Healthcare Services Group, Inc.#	50,167	1,261,700

		5,191,759

Commercial Services-Finance - 3.5%

TransUnion	34,317	2,961,900
WEX, Inc.†	28,967	5,826,133

		8,788,033

Computer Aided Design - 0.8%

Aspen Technology, Inc.†	16,196	2,030,978

Computer Services - 3.5%

EPAM Systems, Inc.†	11,897	2,520,379
Genpact, Ltd.	155,005	6,308,704

		8,829,083

Computer Software - 2.1%

Akamai Technologies, Inc.†	26,760	2,331,331
Teradata Corp.†	113,994	3,027,681

		5,359,012

Computers-Other - 1.4%

Lumentum Holdings, Inc.†	48,986	3,608,309

Containers-Metal/Glass - 1.9%

Ball Corp.	53,521	3,535,597
Silgan Holdings, Inc.	37,708	1,161,784

		4,697,381

Containers-Paper/Plastic - 0.9%

Packaging Corp. of America	20,716	2,318,120

Data Processing/Management - 1.5%

Fair Isaac Corp.†	10,009	3,680,810

Diagnostic Equipment - 0.7%

Repligen Corp.†	20,920	1,856,650

Disposable Medical Products - 2.2%

STERIS PLC	16,451	2,486,404
Teleflex, Inc.	8,525	3,012,224

		5,498,628

Distribution/Wholesale - 3.6%

Fastenal Co.	70,144	2,491,515
IAA, Inc.†	58,139	2,635,441
KAR Auction Services, Inc.#	92,002	1,943,082
Watsco, Inc.	11,062	1,968,704

		9,038,742

E-Commerce/Products - 1.0%

Etsy, Inc.†	30,264	1,313,155
Wayfair, Inc., Class A†#	13,905	1,180,812

		2,493,967

E-Commerce/Services - 1.2%

Cargurus, Inc.†#	50,271	2,015,364
TripAdvisor, Inc.	35,169	998,800

		3,014,164

E-Services/Consulting - 1.0%

CDW Corp.	17,829	2,407,806

Electric-Integrated - 0.6%

Black Hills Corp.	17,864	1,367,846

Electronic Components-Semiconductors - 2.1%

Monolithic Power Systems, Inc.	17,321	2,783,138
Silicon Laboratories, Inc.†	23,401	2,478,868

		5,262,006

Electronic Measurement Instruments - 1.7%

Keysight Technologies, Inc.†	16,351	1,750,047
National Instruments Corp.	59,724	2,515,575

		4,265,622

Enterprise Software/Service - 4.8%

Black Knight, Inc.†#	47,304	2,980,625
Blackbaud, Inc.	35,870	2,972,906
Guidewire Software, Inc.†#	28,490	3,470,937
Veeva Systems, Inc., Class A†	17,202	2,566,194

		11,990,662

Finance-Auto Loans - 1.1%

Credit Acceptance Corp.†#	6,515	2,804,447

Firearms & Ammunition - 1.4%

Axon Enterprise, Inc.†	48,790	3,600,702

Food-Catering - 0.4%

GrubHub, Inc.†#	21,667	934,281

Food-Wholesale/Distribution - 0.2%

Performance Food Group Co.†#	8,200	385,892

Funeral Services & Related Items - 1.5%

Service Corp. International	84,272	3,709,653

Gas-Distribution - 1.7%

NiSource, Inc.	35,767	946,037
UGI Corp.	73,161	3,186,162

		4,132,199

Hotels/Motels - 1.6%

Choice Hotels International, Inc.	40,855	3,973,149

Instruments-Controls - 0.8%

Mettler-Toledo International, Inc.†	2,716	1,953,918

Insurance-Property/Casualty - 4.9%

Alleghany Corp.†	2,516	1,962,580
Fidelity National Financial, Inc.	42,690	2,033,325
Markel Corp.†	3,563	4,045,965
White Mountains Insurance Group, Ltd.	1,988	2,200,557
WR Berkley Corp.	28,225	1,919,300

		12,161,727

Internet Content-Entertainment - 0.8%

Roku, Inc.†#	12,562	2,014,568

Internet Infrastructure Software - 1.2%

F5 Networks, Inc.†	20,731	3,020,714

Lasers-System/Components - 2.2%

Coherent, Inc.†	16,795	2,533,694
II-VI, Inc.†#	105,654	3,084,040

		5,617,734

Machine Tools & Related Products - 1.1%

Lincoln Electric Holdings, Inc.	29,066	2,681,629

Machinery-General Industrial - 1.6%

IDEX Corp.	25,270	4,112,440

Machinery-Pumps - 1.2%

Gardner Denver Holdings, Inc.†#	88,141	2,985,336

Medical Instruments - 3.8%

Bio-Techne Corp.	14,470	3,158,078
Integra LifeSciences Holdings Corp.†	50,062	3,053,281
NuVasive, Inc.†	46,688	3,372,741

		9,584,100

Medical Products - 2.5%

Hill-Rom Holdings, Inc.	28,552	3,061,060
Varian Medical Systems, Inc.†	24,645	3,295,776

		6,356,836

Medical-Biomedical/Gene - 3.7%

Alnylam Pharmaceuticals, Inc.†	30,888	3,618,220
Ionis Pharmaceuticals, Inc.†	51,114	3,269,252
Seattle Genetics, Inc.†	20,391	2,454,057

		9,341,529

Medical-Drugs - 2.4%

Aerie Pharmaceuticals, Inc.†#	44,138	838,181
PRA Health Sciences, Inc.†	29,636	3,224,693
Reata Pharmaceuticals, Inc., Class A†#	9,322	1,819,002

		5,881,876

Multimedia - 0.7%

FactSet Research Systems, Inc.	6,675	1,733,164

Non-Hazardous Waste Disposal - 0.5%

Waste Connections, Inc.	13,685	1,239,177

Oil Companies-Exploration & Production - 0.3%

WPX Energy, Inc.†	81,315	800,140

Patient Monitoring Equipment - 1.3%

Masimo Corp.†	20,387	3,161,412

Physical Therapy/Rehabilitation Centers - 1.0%

Encompass Health Corp.	36,810	2,602,835

Real Estate Investment Trusts - 1.5%

Douglas Emmett, Inc.	43,290	1,907,790
Equity Commonwealth	58,056	1,907,140

		3,814,930

Real Estate Management/Services - 0.6%

Redfin Corp.†#	77,974	1,503,339

Rental Auto/Equipment - 0.9%

AMERCO	5,938	2,150,862

Retail-Automobile - 1.0%

CarMax, Inc.†#	24,674	2,399,793

Semiconductor Equipment - 1.2%

MKS Instruments, Inc.	28,653	3,045,241

Telecommunication Equipment - 0.7%

CommScope Holding Co., Inc.†	134,594	1,830,478

Transport-Rail - 0.5%

Genesee & Wyoming, Inc., Class A†	12,234	1,363,479

Web Hosting/Design - 1.7%

Q2 Holdings, Inc.†	21,984	1,856,109
VeriSign, Inc.†	12,871	2,455,015

		4,311,124

Total Long-Term Investment Securities
(cost $215,018,163)		249,761,181

SHORT-TERM INVESTMENT SECURITIES - 0.3%
Registered Investment Companies - 0.3%

State Street Navigator Securities Lending Government Money Market Portfolio
1.62%(1)(2)
(cost $665,362)	665,362	665,362

REPURCHASE AGREEMENTS - 0.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 11/29/2019, to be repurchased 12/02/2019 in the amount of $778,016 and collateralized by $800,000 of United States Treasury Notes, bearing interest at 1.25%, due 10/31/2021 and having an approximate value of $794,456 (cost $778,000)	$778,000	778,000

TOTAL INVESTMENTS
(cost $216,461,525)	100.2%	251,204,543
Liabilities in excess of other assets	(0.2)	(384,280)

NET ASSETS	100.0%	$250,820,263

†	Non-income producing security
#	The security or a portion thereof is out on loan.

(1)

At November 30, 2019, the Fund had loaned securities with a total value of $27,305,899. This was secured by collateral of $665,362, which was received in cash and subsequently invested in short-term investments currently valued at $665,362 as reported in the Portfolio of Investments. Additional collateral of $27,598,089 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
Federal National Mtg. Assoc.	3.50% to 3.50%	12/01/2047 to 12/01/2047	$47,645
United States Treasury Bills	0.00%	12/12/2019 to 06/18/2020	1,568,995
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2019 to 02/15/2049	25,981,449

(2)	The rate shown is the 7-day yield as of November 30, 2019

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$249,761,181	$—	$—	$249,761,181
Short-Term Investment Securities	665,362	—	—	665,362
Repurchase Agreements	—	778,000	—	778,000

Total Investments at Value	$250,426,543	$778,000	$—	$251,204,543

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.0%
Advertising Agencies - 0.2%

Omnicom Group, Inc.#	17,630	$1,401,232

Aerospace/Defense - 0.4%

Spirit AeroSystems Holdings, Inc., Class A	33,782	2,938,696

Aerospace/Defense-Equipment - 1.3%

L3Harris Technologies, Inc.	28,651	5,761,430
Moog, Inc., Class A	49,634	4,262,071

		10,023,501

Agricultural Biotech - 0.5%

Corteva, Inc.	146,237	3,805,087

Agricultural Chemicals - 0.5%

Mosaic Co.	68,599	1,306,811
Nutrien, Ltd.#	59,738	2,832,776

		4,139,587

Airlines - 1.3%

JetBlue Airways Corp.†	238,716	4,600,057
Southwest Airlines Co.	93,084	5,365,362

		9,965,419

Appliances - 0.3%

Whirlpool Corp.	18,533	2,652,072

Applications Software - 0.4%

CDK Global, Inc.	53,511	2,865,514

Auto-Heavy Duty Trucks - 0.3%

PACCAR, Inc.	26,605	2,164,849

Auto/Truck Parts & Equipment-Original - 0.5%

Lear Corp.	12,541	1,508,808
WABCO Holdings, Inc.†	19,618	2,643,525

		4,152,333

Banks-Commercial - 5.4%

Atlantic Union Bankshares Corp.	108,987	4,119,709
BancorpSouth Bank	99,447	3,092,802
East West Bancorp, Inc.	82,103	3,761,959
First Midwest Bancorp, Inc.	179,662	3,873,513
IBERIABANK Corp.	56,509	4,124,592
Regions Financial Corp.	269,537	4,485,096
South State Corp.	43,230	3,600,194
Synovus Financial Corp.	129,538	4,934,102
Western Alliance Bancorp	91,334	4,763,981
Zions Bancorp NA#	134,132	6,677,091

		43,433,039

Banks-Fiduciary - 0.2%

State Street Corp.	23,858	1,791,736

Banks-Super Regional - 3.6%

Comerica, Inc.	67,013	4,718,385
Fifth Third Bancorp	191,091	5,769,037
Huntington Bancshares, Inc.	452,857	6,743,041
KeyCorp	287,161	5,568,052
SunTrust Banks, Inc.	88,671	6,281,454

		29,079,969

Batteries/Battery Systems - 0.6%

EnerSys	70,215	4,926,987

Beverages-Non-alcoholic - 0.3%

Coca-Cola European Partners PLC	40,661	2,051,754

Broadcast Services/Program - 0.2%

Fox Corp., Class A	53,953	1,929,359

Building & Construction Products-Misc. - 1.2%

Fortune Brands Home & Security, Inc.	100,860	6,380,403
Owens Corning	46,029	3,086,705

		9,467,108

Building Products-Cement - 0.5%

Buzzi Unicem SpA#	118,180	2,926,872
Eagle Materials, Inc.	13,549	1,246,914

		4,173,786

Building Products-Doors & Windows - 0.7%

JELD-WEN Holding, Inc.†	182,090	4,142,548
Sanwa Holdings Corp.	108,326	1,188,612

		5,331,160

Building Products-Wood - 0.2%

Masco Corp.	42,399	1,973,673

Building-Heavy Construction - 0.2%

Granite Construction, Inc.#	60,625	1,561,700

Building-Residential/Commercial - 0.9%

Lennar Corp., Class A	118,140	7,047,051

Cable/Satellite TV - 0.4%

Altice USA, Inc., Class A†	86,517	2,213,105
Liberty Global PLC, Class C†	45,333	974,659

		3,187,764

Casino Hotels - 0.3%

Las Vegas Sands Corp.	38,213	2,397,866

Cellular Telecom - 0.4%

Millicom International Cellular SA SDR	79,304	3,547,014

Chemicals-Diversified - 2.1%

Celanese Corp.	50,016	6,280,509
FMC Corp.	108,154	10,594,766

		16,875,275

Chemicals-Specialty - 0.6%

Cabot Corp.	97,898	4,600,227

Commercial Services-Finance - 0.6%

Global Payments, Inc.	14,391	2,606,210
Moody’s Corp.	8,723	1,977,243

		4,583,453

Computer Services - 2.3%

Amdocs, Ltd.	104,313	7,228,891
Leidos Holdings, Inc.	100,190	9,101,259
Science Applications International Corp.	26,302	2,244,876

		18,575,026

Computer Software - 0.4%

SS&C Technologies Holdings, Inc.	51,620	3,099,781

Computers - 0.2%

Hewlett Packard Enterprise Co.	121,842	1,928,759

Computers-Memory Devices - 0.1%

Western Digital Corp.	20,679	1,040,774

Computers-Other - 0.8%

Lumentum Holdings, Inc.†	91,186	6,716,761

Containers-Metal/Glass - 0.6%

Crown Holdings, Inc.†	65,427	4,965,909

Containers-Paper/Plastic - 0.2%

Graphic Packaging Holding Co.	108,474	1,764,872

Cruise Lines - 0.4%

Norwegian Cruise Line Holdings, Ltd.†	53,286	2,858,261

Data Processing/Management - 0.8%

Fidelity National Information Services, Inc.	43,466	6,004,828

Diagnostic Equipment - 0.2%

Avantor, Inc.†	92,218	1,579,694

Dialysis Centers - 0.2%

DaVita, Inc.†	18,355	1,317,338

Disposable Medical Products - 0.2%

STERIS PLC	11,308	1,709,091

Distribution/Wholesale - 1.0%

HD Supply Holdings, Inc.†	82,855	3,299,286
IAA, Inc.†	55,367	2,509,786
KAR Auction Services, Inc.#	36,398	768,726
WESCO International, Inc.†	24,877	1,309,028

		7,886,826

Diversified Manufacturing Operations - 1.7%

Eaton Corp. PLC	39,157	3,622,023
Ingersoll-Rand PLC	12,849	1,684,632
ITT, Inc.	50,342	3,512,865
Parker-Hannifin Corp.	16,449	3,269,897
Textron, Inc.	32,405	1,498,407

		13,587,824

E-Commerce/Products - 0.5%

eBay, Inc.	108,891	3,867,808

E-Commerce/Services - 0.2%

Expedia Group, Inc.	18,822	1,913,445

Electric Products-Misc. - 0.8%

AMETEK, Inc.	64,135	6,350,006

Electric-Integrated - 4.8%

Alliant Energy Corp.	114,316	6,058,748
American Electric Power Co., Inc.	24,875	2,272,331
DTE Energy Co.	43,041	5,377,543
Edison International	48,214	3,331,587
Entergy Corp.	47,937	5,579,388
Evergy, Inc.	94,259	5,963,767
FirstEnergy Corp.	75,158	3,584,285
Xcel Energy, Inc.	94,739	5,825,501

		37,993,150

Electronic Components-Misc. - 0.8%

Flex, Ltd.†	148,285	1,760,143
Gentex Corp.	48,779	1,385,324
Sensata Technologies Holding PLC†	67,413	3,471,095

		6,616,562

Electronic Components-Semiconductors - 1.1%

Marvell Technology Group, Ltd.	61,865	1,631,380
Qorvo, Inc.†	40,502	4,220,713
Silicon Motion Technology Corp. ADR	67,732	3,000,528

		8,852,621

Electronic Connectors - 0.9%

TE Connectivity, Ltd.	73,249	6,790,915

Electronic Measurement Instruments - 0.4%

Itron, Inc.†	40,802	3,267,424

Electronic Parts Distribution - 0.7%

Arrow Electronics, Inc.†	66,676	5,310,077

Entertainment Software - 0.9%

Activision Blizzard, Inc.	49,886	2,735,250
Electronic Arts, Inc.†	22,424	2,265,048
NetEase, Inc. ADR	5,859	1,847,460

		6,847,758

Finance-Consumer Loans - 0.9%

SLM Corp.	635,639	5,422,001
Synchrony Financial	53,786	2,012,134

		7,434,135

Finance-Credit Card - 1.1%

Alliance Data Systems Corp.	13,556	1,449,272
Discover Financial Services	87,691	7,442,335

		8,891,607

Finance-Investment Banker/Broker - 0.3%

E*TRADE Financial Corp.	25,292	1,120,436
TD Ameritrade Holding Corp.	28,887	1,497,213

		2,617,649

Finance-Leasing Companies - 0.2%

Air Lease Corp.	34,120	1,584,192

Food-Meat Products - 0.5%

Tyson Foods, Inc., Class A	45,678	4,105,995

Food-Misc./Diversified - 0.8%

Nomad Foods, Ltd.†	144,655	3,037,755
Post Holdings, Inc.†	29,122	3,075,283

		6,113,038

Food-Wholesale/Distribution - 0.7%

US Foods Holding Corp.†	139,290	5,539,563

Footwear & Related Apparel - 0.6%

Steven Madden, Ltd.	121,354	5,153,904

Gambling (Non-Hotel) - 0.2%

International Game Technology PLC#	95,661	1,420,566

Gas-Distribution - 0.9%

UGI Corp.	157,421	6,855,685

Hazardous Waste Disposal - 0.7%

Clean Harbors, Inc.†	67,547	5,582,760

Hotels/Motels - 1.1%

Wyndham Destinations, Inc.	42,296	2,051,356
Wyndham Hotels & Resorts, Inc.	115,136	6,669,828

		8,721,184

Human Resources - 0.5%

ManpowerGroup, Inc.	21,897	2,028,538
Robert Half International, Inc.	39,498	2,298,784

		4,327,322

Independent Power Producers - 0.3%

Vistra Energy Corp.	82,866	2,198,435

Industrial Automated/Robotic - 0.4%

Ichor Holdings, Ltd.†	107,096	3,378,879

Insurance Brokers - 1.2%

Aon PLC	31,961	6,507,579
Marsh & McLennan Cos., Inc.	26,604	2,875,095

		9,382,674

Insurance-Life/Health - 1.1%

CNO Financial Group, Inc.	342,014	6,197,294
Globe Life, Inc.	23,156	2,379,510

		8,576,804

Insurance-Multi-line - 2.2%

Allstate Corp.	39,340	4,380,509
Assurant, Inc.	47,894	6,363,676
Kemper Corp.	59,325	4,385,304
Loews Corp.	53,012	2,698,311

		17,827,800

Insurance-Property/Casualty - 2.7%

Alleghany Corp.†	12,142	9,471,246
Hanover Insurance Group, Inc.	39,238	5,333,621
Lancashire Holdings, Ltd.	310,394	2,980,752
Travelers Cos., Inc.	16,429	2,246,173
WR Berkley Corp.	25,057	1,703,876

		21,735,668

Insurance-Reinsurance - 2.0%

Everest Re Group, Ltd.	7,093	1,924,047
Reinsurance Group of America, Inc.	83,568	13,827,161

		15,751,208

Internet Content-Information/News - 0.1%

Yelp, Inc.†	31,420	1,089,646

Investment Management/Advisor Services - 0.9%

Ameriprise Financial, Inc.	34,129	5,592,719
Raymond James Financial, Inc.	18,265	1,640,563

		7,233,282

Lasers-System/Components - 0.6%

Coherent, Inc.†	30,892	4,660,367

Machine Tools & Related Products - 0.6%

Colfax Corp.†	57,779	1,947,152
Kennametal, Inc.	74,500	2,594,835

		4,541,987

Machinery-Pumps - 2.6%

Curtiss-Wright Corp.	18,622	2,556,987
Dover Corp.	65,959	7,353,109
Gardner Denver Holdings, Inc.†#	158,673	5,374,255
SPX FLOW, Inc.†	122,360	5,799,864

		21,084,215

Medical Information Systems - 0.2%

Change Healthcare, Inc.†	124,215	1,661,997

Medical Instruments - 0.2%

Boston Scientific Corp.†	42,544	1,840,028

Medical Labs & Testing Services - 1.3%

ICON PLC†	21,836	3,562,762
IQVIA Holdings, Inc.†	21,926	3,200,757
Laboratory Corp. of America Holdings†	21,352	3,678,736

		10,442,255

Medical Products - 1.5%

Avanos Medical, Inc.†	64,512	2,235,986
Hill-Rom Holdings, Inc.	50,146	5,376,153
Zimmer Biomet Holdings, Inc.	31,029	4,507,893

		12,120,032

Medical-Drugs - 0.3%

Jazz Pharmaceuticals PLC†	16,939	2,559,822

Medical-HMO - 1.0%

Centene Corp.†	43,887	2,653,847
Humana, Inc.	12,312	4,201,224
Molina Healthcare, Inc.†	10,367	1,404,728

		8,259,799

Medical-Hospitals - 0.9%

Acadia Healthcare Co., Inc.†	106,308	3,418,865
Universal Health Services, Inc., Class B	24,614	3,433,407

		6,852,272

Medical-Wholesale Drug Distribution - 0.7%

AmerisourceBergen Corp.	38,046	3,344,624
McKesson Corp.	12,717	1,839,387

		5,184,011

Motion Pictures & Services - 0.4%

IMAX Corp.†	147,936	3,180,624

Office Automation & Equipment - 0.2%

Xerox Holdings Corp.	32,237	1,254,986

Office Supplies & Forms - 0.3%

Avery Dennison Corp.	16,593	2,163,229

Oil Companies-Exploration & Production - 2.7%

Cimarex Energy Co.	30,413	1,398,086
Diamondback Energy, Inc.	89,084	6,889,756
Encana Corp.#	634,267	2,499,012
Marathon Oil Corp.	127,724	1,487,985
Noble Energy, Inc.	361,099	7,496,415
Viper Energy Partners LP	90,324	2,142,485

		21,913,739

Oil Refining & Marketing - 1.5%

Delek US Holdings, Inc.	101,327	3,476,529
Marathon Petroleum Corp.	66,228	4,016,066
Valero Energy Corp.	46,433	4,433,887

		11,926,482

Oil-Field Services - 0.2%

Apergy Corp.†	58,455	1,492,941

Physical Therapy/Rehabilitation Centers - 0.7%

Encompass Health Corp.	81,100	5,734,581

Power Converter/Supply Equipment - 0.2%

Hubbell, Inc.	11,667	1,715,282

Publishing-Newspapers - 0.4%

TEGNA, Inc.	193,634	2,972,282

Real Estate Investment Trusts - 9.9%

American Assets Trust, Inc.	33,359	1,585,553
American Homes 4 Rent, Class A	94,230	2,516,883
Boston Properties, Inc.	47,240	6,544,630

Brixmor Property Group, Inc.	193,318	4,241,397
Corporate Office Properties Trust	168,651	4,921,236
Douglas Emmett, Inc.	87,137	3,840,128
Duke Realty Corp.	83,247	2,928,629
Equity LifeStyle Properties, Inc.	30,429	2,254,180
Equity Residential	69,739	5,934,789
First Industrial Realty Trust, Inc.	101,215	4,309,735
Gaming and Leisure Properties, Inc.	130,835	5,521,237
Highwoods Properties, Inc.	113,389	5,505,036
Kilroy Realty Corp.	37,256	3,101,189
Life Storage, Inc.	43,402	4,753,387
Park Hotels & Resorts, Inc.	93,550	2,212,458
Physicians Realty Trust	257,554	4,942,461
Prologis, Inc.	32,345	2,961,185
Regency Centers Corp.	63,938	4,158,528
Retail Properties of America, Inc., Class A	114,306	1,626,574
STORE Capital Corp.	115,396	4,697,771

		78,556,986

Retail-Apparel/Shoe - 0.3%

Ross Stores, Inc.	20,461	2,376,545

Retail-Auto Parts - 0.3%

AutoZone, Inc.†	2,162	2,546,663

Retail-Discount - 0.2%

Dollar Tree, Inc.†	13,598	1,243,673

Savings & Loans/Thrifts - 0.6%

Sterling Bancorp	235,559	4,810,115

Semiconductor Components-Integrated Circuits - 0.5%

NXP Semiconductors NV	31,499	3,640,654

Semiconductor Equipment - 1.5%

Axcelis Technologies, Inc.†	107,942	2,314,276
KLA Corp.	22,123	3,625,075
MKS Instruments, Inc.	47,717	5,071,363
Onto Innovation, Inc.†	26,700	896,052

		11,906,766

Shipbuilding - 0.4%

Huntington Ingalls Industries, Inc.	12,511	3,148,643

Steel-Producers - 1.8%

Carpenter Technology Corp.	97,658	5,133,881
Commercial Metals Co.	147,316	3,146,670
Reliance Steel & Aluminum Co.	36,896	4,352,990
Steel Dynamics, Inc.	61,149	2,062,556

		14,696,097

Textile-Home Furnishings - 0.4%

Mohawk Industries, Inc.†	22,051	3,073,248

Theaters - 0.4%

Cinemark Holdings, Inc.#	95,027	3,218,564

Transport-Rail - 0.7%

Kansas City Southern	38,859	5,922,889

Transport-Services - 0.4%

C.H. Robinson Worldwide, Inc.#	22,192	1,705,455
Expeditors International of Washington, Inc.	17,547	1,311,814

		3,017,269

Transport-Truck - 0.4%

Knight-Swift Transportation Holdings, Inc.#	78,323	2,897,168

Total Long-Term Investment Securities
(cost $689,747,732)		781,050,928

SHORT-TERM INVESTMENT SECURITIES - 1.0%
Registered Investment Companies - 1.0%

State Street Institutional Liquid Reserves Fund, Administration Class 1.51%(1) (cost $8,211,322)	8,210,446	8,211,267

REPURCHASE AGREEMENTS - 1.0%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 11/29/2019, to be repurchased 12/02/2019 in the amount of $7,970,166 collateralized by $8,270,000 of United States Treasury Notes, bearing interest at 1.25% due 10/31/2021 and having an approximate value of $8,212,689 (cost $7,970,000)	$7,970,000	7,970,000

TOTAL INVESTMENTS
(cost $705,929,054)	100.0%	797,232,195
Other assets less liabilities	0.0	61,903

NET ASSETS	100.0%	$797,294,098

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At November 30, 2019, the Fund had loaned securities with a total value of $23,908,563. This was secured by collateral of $24,923,253 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
United States Treasury Bills	0.00%	12/12/2019 to 06/18/2020	$672,274
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2019 to 02/15/2049	24,250,979

(1)	The rate shown is the 7-day yield as of November 30, 2019.

ADR - American Depositary Receipt

SDR - Swedish Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$781,050,928	$—	$—	$781,050,928
Short-Term Investment Securities	8,211,267	—	—	8,211,267
Repurchase Agreements	—	7,970,000	—	7,970,000

Total Investments at Value	$789,262,195	$7,970,000	$—	$797,232,195

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 47.8%

VALIC Co. I Blue Chip Growth Fund	1,517	$32,518
VALIC Co. I Dividend Value Fund	5,515,841	67,955,159
VALIC Co. I Large Cap Core Fund	840,846	10,611,475
VALIC Co. I Large Capital Growth Fund	911,232	16,611,763
VALIC Co. I Mid Cap Index Fund	1,589,125	41,778,084
VALIC Co. I Mid Cap Strategic Growth Fund	709,533	12,360,073
VALIC Co. I Nasdaq-100 Index Fund	1,145,366	19,058,890
VALIC Co. I Science & Technology Fund	1,066,979	31,635,937
VALIC Co. I Small Cap Index Fund	1,187,060	24,809,556
VALIC Co. I Small Cap Special Values Fund	707,660	8,866,980
VALIC Co. I Stock Index Fund	1,771,233	80,006,577
VALIC Co. I Value Fund	980,365	19,391,610
VALIC Co. II Capital Appreciation Fund	1,781,353	28,180,998
VALIC Co. II Large Cap Value Fund	2,623,905	56,991,209
VALIC Co. II Mid Cap Growth Fund	1,047,249	11,435,955
VALIC Co. II Mid Cap Value Fund	1,725,278	32,090,163
VALIC Co. II Small Cap Growth Fund	451,146	8,382,296
VALIC Co. II Small Cap Value Fund	817,519	9,654,896
Total Domestic Equity Investment Companies

(cost $453,904,656)		479,854,139

Domestic Fixed Income Investment Companies - 32.6%

VALIC Co. I Capital Conservation Fund	3,155,937	32,474,594
VALIC Co. I Government Securities Fund	1,332,004	14,478,883
VALIC Co. I Inflation Protected Fund	4,006,454	45,553,385
VALIC Co. II Core Bond Fund	9,888,890	114,117,796
VALIC Co. II High Yield Bond Fund	4,194,884	32,594,247
VALIC Co. II Strategic Bond Fund	7,809,436	88,715,190

Total Domestic Fixed Income Investment Companies
(cost $315,613,134)		327,934,095

Domestic Money Market Investments Companies - 1.0%

VALIC Co. I Government Money Market I Fund (cost $9,635,786)(2)	9,635,786	9,635,786

International Equity Investment Companies - 13.0%

VALIC Co. I Emerging Economies Fund	3,447,540	28,511,159
VALIC Co. I International Equities Index Fund	5,275,106	38,877,528
VALIC Co. I International Growth Fund	483,346	6,133,666
VALIC Co. I International Value Fund	3,330,902	32,343,062
VALIC Co. II International Opportunities Fund	1,275,107	25,221,618

Total International Equity Investment Companies
(cost $129,794,546)		131,087,033

International Fixed Income Investment Companies - 3.2%

VALIC Co. I International Government Bond Fund (cost $31,021,544)	2,640,727	32,190,460

Real Estate Investment Companies - 2.4%

VALIC Co. I Global Real Estate Fund (cost $21,725,351)	2,812,106	24,099,749

TOTAL INVESTMENTS
(cost $961,695,017)	100.0%	1,004,801,262
Liabilities in excess of other assets	(0.0)	(166,761)

NET ASSETS	100.0%	$1,004,634,501

#

The Moderate Growth Lifestyle Fund invests in various VALIC Company 1 or VALIC Company II Funds, some of which are not presented in this report. Additional information of the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com

(1)	See Note 3
(2)	The 7-day yield as of November 30, 2019 is 1.08%.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$1,004,801,262	$—	$—	$1,004,801,262

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.3%
Advanced Materials - 0.9%

Hexcel Corp.	23,331	$1,857,848

Advertising Services - 0.4%

Trade Desk, Inc., Class A†#	3,017	794,497

Applications Software - 2.7%

Elastic NV†	20,226	1,606,146
HubSpot, Inc.†	7,519	1,135,369
Medallia, Inc.†	32,355	982,298
Smartsheet, Inc., Class A†	35,537	1,685,520

		5,409,333

Athletic Equipment - 0.7%

Fox Factory Holding Corp.†	20,055	1,322,226

Banks-Commercial - 2.0%

First Financial Bankshares, Inc.#	53,761	1,858,518
Signature Bank	9,226	1,138,119
Webster Financial Corp.	19,908	969,321

		3,965,958

Building & Construction Products-Misc. - 3.0%

Simpson Manufacturing Co., Inc.	37,942	3,080,890
Trex Co., Inc.†#	34,246	2,947,211

		6,028,101

Building-Mobile Home/Manufactured Housing - 1.1%

Winnebago Industries, Inc.#	46,485	2,209,432

Building-Residential/Commercial - 0.6%

TRI Pointe Group, Inc.†#	84,332	1,313,893

Casino Hotels - 1.5%

Boyd Gaming Corp.	100,072	2,943,118

Chemicals-Specialty - 0.5%

Ferro Corp.†	64,463	929,556

Computer Data Security - 1.8%

CyberArk Software, Ltd.†	17,590	2,155,655
Zscaler, Inc.†#	29,572	1,541,588

		3,697,243

Computer Software - 2.9%

Dynatrace, Inc.†	46,940	1,247,196
Envestnet, Inc.†	43,303	3,083,606
MongoDB, Inc.†#	10,181	1,513,915

		5,844,717

Consulting Services - 0.4%

FTI Consulting, Inc.†	6,919	754,102

Diagnostic Equipment - 0.2%

Adaptive Biotechnologies Corp.†	11,632	316,274

Distribution/Wholesale - 3.2%

H&E Equipment Services, Inc.	43,415	1,432,695
Pool Corp.	11,509	2,376,033
SiteOne Landscape Supply, Inc.†#	28,806	2,556,821

		6,365,549

Diversified Manufacturing Operations - 1.3%

ITT, Inc.	37,030	2,583,953

Drug Delivery Systems - 1.4%

Heron Therapeutics, Inc.†#	54,137	1,383,742
Revance Therapeutics, Inc.†	85,405	1,528,749

		2,912,491

E-Commerce/Products - 0.6%

Farfetch, Ltd., Class A†#	80,183	798,623
RealReal, Inc.†	26,942	463,402

		1,262,025

Electric Products-Misc. - 0.9%

Littelfuse, Inc.	9,728	1,764,757

Electronic Components-Semiconductors - 3.3%

Inphi Corp.†	35,722	2,487,323
Monolithic Power Systems, Inc.	11,684	1,877,385
Semtech Corp.†	47,076	2,281,303

		6,646,011

Enterprise Software/Service - 3.1%

Coupa Software, Inc.†	9,704	1,489,467
Evolent Health, Inc., Class A†	92,624	667,819
ManTech International Corp., Class A	39,917	3,096,761
SailPoint Technologies Holding, Inc.†	38,818	971,614

		6,225,661

Entertainment Software - 0.6%

Glu Mobile, Inc.†	126,755	700,955
Sciplay Corp., Class A†	51,005	600,839

		1,301,794

Finance-Investment Banker/Broker - 0.9%

Evercore, Inc., Class A	24,272	1,878,167

Food-Wholesale/Distribution - 2.7%

Grocery Outlet Holding Corp.†	33,834	1,120,920
Performance Food Group Co.†	90,447	4,256,436

		5,377,356

Footwear & Related Apparel - 0.9%

Wolverine World Wide, Inc.	55,639	1,786,012

Gambling (Non-Hotel) - 0.9%

Red Rock Resorts, Inc., Class A	81,915	1,916,811

Insurance Brokers - 0.9%

eHealth, Inc.†#	18,751	1,729,967

Internet Application Software - 1.6%

Anaplan, Inc.†	41,712	2,249,111
Zendesk, Inc.†	13,545	1,070,055

		3,319,166

Internet Security - 1.2%

Proofpoint, Inc.†	19,744	2,343,415

Investment Companies - 0.2%

PennantPark Investment Corp.	57,351	354,429

Machinery-Construction & Mining - 0.5%

Oshkosh Corp.	10,691	967,108

Machinery-General Industrial - 1.4%

Applied Industrial Technologies, Inc.	26,685	1,703,837
Chart Industries, Inc.†	21,517	1,187,739

		2,891,576

Machinery-Pumps - 0.8%

Graco, Inc.	32,714	1,580,413

Medical Labs & Testing Services - 2.5%

Natera, Inc.†	28,173	1,028,033
Personalis, Inc.†#	32,988	293,593
Teladoc Health, Inc.†#	45,181	3,783,457

		5,105,083

Medical Products - 3.1%

iRhythm Technologies, Inc.†#	30,637	2,208,621
Nevro Corp.†	29,393	3,285,550
Shockwave Medical, Inc.†	19,997	783,082

		6,277,253

Medical-Biomedical/Gene - 9.2%

10X Genomics, Inc., Class A†	5,479	355,532
ACADIA Pharmaceuticals, Inc.†#	32,835	1,487,097
Adverum Biotechnologies, Inc.†	37,651	410,772
Amicus Therapeutics, Inc.†	65,480	686,230
Atara Biotherapeutics, Inc.†#	57,618	818,752
Avrobio, Inc.†	52,474	841,683
Biohaven Pharmaceutical Holding Co., Ltd.†	34,358	1,969,401
Bridgebio Pharma, Inc.†	14,796	429,084
FibroGen, Inc.†	46,842	1,984,696
Halozyme Therapeutics, Inc.†	126,412	2,451,129
Homology Medicines, Inc.†#	54,286	868,576
Intercept Pharmaceuticals, Inc.†#	16,401	1,777,376
REGENXBIO, Inc.†#	28,685	1,200,754
Rubius Therapeutics, Inc.†#	28,169	216,901
Sage Therapeutics, Inc.†#	5,968	923,667
Twist Bioscience Corp.†	56,062	1,335,958
Viela Bio, Inc.†	24,006	743,226

		18,500,834

Medical-Drugs - 3.9%

Clementia Pharmaceuticals, Inc. CVR†(1)	70,624	0
Coherus Biosciences, Inc.†	77,943	1,402,195
Global Blood Therapeutics, Inc.†#	10,728	713,412
Horizon Therapeutics PLC†	82,923	2,718,216
Optinose, Inc.†#	69,435	648,523
TherapeuticsMD, Inc.†#	293,605	736,948
Tricida, Inc.†#	40,053	1,600,518

		7,819,812

Medical-Hospitals - 0.7%

Acadia Healthcare Co., Inc.†#	44,152	1,419,928

Medical-Outpatient/Home Medical - 1.8%

Amedisys, Inc.†	21,861	3,562,469

Miscellaneous Manufacturing - 1.6%

John Bean Technologies Corp.	30,162	3,304,247

Patient Monitoring Equipment - 1.2%

Insulet Corp.†	12,529	2,326,635

Power Converter/Supply Equipment - 2.0%

Generac Holdings, Inc.†	40,435	3,982,848

Publishing-Newspapers - 1.2%

New York Times Co., Class A	75,936	2,448,936

Real Estate Investment Trusts - 2.9%

CubeSmart	38,152	1,176,608
EastGroup Properties, Inc.	12,960	1,765,022
National Health Investors, Inc.	15,148	1,226,837
Terreno Realty Corp.	28,691	1,656,044

		5,824,511

Recreational Centers - 1.0%

Planet Fitness, Inc., Class A†	27,034	1,998,353

Retail-Apparel/Shoe - 0.4%

American Eagle Outfitters, Inc.	52,532	786,404

Retail-Automobile - 2.5%

Lithia Motors, Inc., Class A	17,860	2,867,959
Rush Enterprises, Inc., Class A	48,081	2,203,071

		5,071,030

Retail-Discount - 0.5%

Ollie’s Bargain Outlet Holdings, Inc.†#	15,599	1,020,175

Retail-Misc./Diversified - 0.9%

Hudson, Ltd., Class A†	128,928	1,793,389

Retail-Pet Food & Supplies - 1.3%

Freshpet, Inc.†	48,810	2,623,049

Retail-Restaurants - 1.2%

Texas Roadhouse, Inc.	43,602	2,524,556

Retail-Vision Service Center - 1.6%

National Vision Holdings, Inc.†	104,752	3,163,510

Schools - 1.2%

Bright Horizons Family Solutions, Inc.†	15,477	2,329,598

Security Services - 1.2%

Brink’s Co.	25,747	2,394,471

Semiconductor Equipment - 2.7%

Entegris, Inc.	53,598	2,536,257
MKS Instruments, Inc.	26,366	2,802,179

		5,338,436

Steel Pipe & Tube - 1.5%

Advanced Drainage Systems, Inc.	77,120	2,942,899

Telecom Equipment-Fiber Optics - 0.7%

Ciena Corp.†	36,006	1,366,788

Television - 0.8%

World Wrestling Entertainment, Inc., Class A#	27,600	1,711,752

Therapeutics - 0.4%

G1 Therapeutics, Inc.†#	36,027	778,183

Tools-Hand Held - 1.8%

MSA Safety, Inc.	29,691	3,679,606

Transport-Marine - 0.6%

Kirby Corp.†	14,275	1,204,382

Transport-Truck - 1.5%

Saia, Inc.†	31,145	2,955,661

Web Hosting/Design - 1.0%

Wix.com, Ltd.†	17,360	2,098,650

Wireless Equipment - 0.3%

PagerDuty, Inc.†	21,397	557,392

Total Long-Term Investment Securities
(cost $172,078,640)		197,503,799

SHORT-TERM INVESTMENT SECURITIES - 2.5%
Registered Investment Companies - 2.5%

State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(2)(3) (cost $5,161,573)	5,161,573	5,161,573

TOTAL INVESTMENTS
(cost $177,240,213)	100.8%	202,665,372
Liabilities in excess of other assets	(0.8)	(1,685,486)

NET ASSETS	100.0%	$200,979,886

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)

At November 30, 2019, the Fund had loaned securities with a total value of $27,843,784. This was secured by collateral of $5,161,573, which was received in cash and subsequently invested in short-term investments currently valued at $5,161,573 as reported in the Portfolio of Investments. Additional collateral of $23,573,208 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
United States Treasury Bills	0.00%	12/12/2019 to 06/18/2020	$168,917
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2019 to 02/15/2049	23,404,291

(3)	The rate shown is the 7-day yield as of November 30, 2019.

CVR - Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Drugs	$7,819,812	$—	$0	$7,819,812
Other Industries	189,683,987	—	—	189,683,987
Short-Term Investment Securities	5,161,573	—	—	5,161,573

Total Investments at Value	$202,665,372	$—	$0	$202,665,372

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.7%
Advertising Sales - 0.0%

National CineMedia, Inc.	11,800	$79,178

Aerospace/Defense-Equipment - 0.4%

Moog, Inc., Class A	16,100	1,382,507

Airlines - 0.6%

Hawaiian Holdings, Inc.	30,200	914,758
SkyWest, Inc.	16,200	1,014,768

		1,929,526

Apparel Manufacturers - 0.4%

Deckers Outdoor Corp.†	8,725	1,467,370

Appliances - 0.0%

Hamilton Beach Brands Holding Co., Class A	2,700	53,082

Audio/Video Products - 0.4%

Sonos, Inc.†#	89,600	1,240,960

Auto-Heavy Duty Trucks - 0.0%

Navistar International Corp.†	2,000	65,300

Auto-Truck Trailers - 0.9%

Wabash National Corp.	191,700	3,019,275

Auto/Truck Parts & Equipment-Original - 1.0%

Adient PLC†	42,700	933,422
Cooper-Standard Holdings, Inc.†	900	25,587
Dana, Inc.	28,500	483,075
Gentherm, Inc.†	14,700	615,195
Meritor, Inc.†	37,500	946,875
Methode Electronics, Inc.	8,600	320,006
Modine Manufacturing Co.†	4,400	32,648

		3,356,808

Auto/Truck Parts & Equipment-Replacement - 0.4%

Commercial Vehicle Group, Inc.†	40,600	289,884
Douglas Dynamics, Inc.	17,200	930,692

		1,220,576

Banks-Commercial - 16.1%

1st Source Corp.	13,920	715,627
Amalgamated Bank, Class A	19,500	372,840
American National Bankshares, Inc.	700	26,481
Ameris Bancorp	22,400	977,760
Atlantic Capital Bancshares, Inc.†	8,900	168,388
Atlantic Union Bankshares Corp.	1,000	37,800
BancFirst Corp.	14,680	867,441
Bancorp, Inc.†	69,000	765,210
BancorpSouth Bank	9,000	279,900
Bank of Commerce Holdings	2,700	30,915
Bank of N.T. Butterfield & Son, Ltd.	12,000	414,600
Banner Corp.	9,400	513,522
Bridgewater Bancshares, Inc.†	35,700	456,246
Bryn Mawr Bank Corp.	3,600	141,372
Cadence BanCorp	1,900	31,369
Cathay General Bancorp	30,190	1,111,596
Central Pacific Financial Corp.	52,200	1,516,932
Central Valley Community Bancorp	5,700	120,270
Century Bancorp, Inc., Class A	418	36,471
Chemung Financial Corp.	700	32,039
Citizens & Northern Corp.	2,200	57,860
City Holding Co.	7,500	596,100
Columbia Banking System, Inc.	23,100	902,748
Community Bank System, Inc.	15,780	1,070,673
Community Trust Bancorp, Inc.	18,918	850,175
ConnectOne Bancorp, Inc.	25,700	647,383
Customers Bancorp, Inc.†	57,100	1,334,998
East West Bancorp, Inc.	5,773	264,519
Enterprise Financial Services Corp.	24,600	1,111,920
Farmers National Banc Corp.	10,200	156,468
Financial Institutions, Inc.	24,100	785,178
First Bancorp/North Carolina	7,800	304,980
First BanCorp./Puerto Rico	300,800	3,158,400
First Business Financial Services, Inc.	6,200	154,876
First Citizens BancShares, Inc., Class A	940	488,612
First Commonwealth Financial Corp.	123,200	1,750,672
First Community Bankshares, Inc.	7,000	213,430
First Financial Corp.	5,100	225,522
First Hawaiian, Inc.	16,400	468,056
First Interstate BancSystem, Inc., Class A	4,070	171,347
Franklin Financial Network, Inc.	1,700	58,038
Glacier Bancorp, Inc.	24,700	1,083,095
Great Southern Bancorp, Inc.	11,000	671,330
Great Western Bancorp, Inc.	11,900	409,003
Hancock Whitney Corp.	44,821	1,820,181
Hanmi Financial Corp.	47,800	938,314
Heritage Commerce Corp.	6,200	77,500
Hilltop Holdings, Inc.	73,300	1,805,379
Home BancShares, Inc.	44,800	843,136
HomeStreet, Inc.†	7,300	233,016
Hope Bancorp, Inc.	74,727	1,084,289
IBERIABANK Corp.	24,000	1,751,760
Independent Bank Corp.	22,100	493,935
Lakeland Financial Corp.	4,870	229,474
LCNB Corp.	5,700	105,393
Luther Burbank Corp.	23,800	275,128
Mercantile Bank Corp.	2,200	77,550
Meta Financial Group, Inc.	2,200	78,254
Midland States Bancorp, Inc.	3,400	95,472
Northrim BanCorp, Inc.	2,800	104,916
OFG Bancorp	17,500	375,375
Old Second Bancorp, Inc.	11,400	140,790
Orrstown Financial Services, Inc.	6,000	131,520
Pacific Mercantile Bancorp†	7,100	50,836
PacWest Bancorp	5,335	198,675
Peoples Bancorp, Inc.	13,500	441,585
Preferred Bank	2,000	110,300
Premier Financial Bancorp, Inc.	2,125	38,569
Republic Bancorp, Inc., Class A	4,700	217,140
S&T Bancorp, Inc.	2,580	97,318
SB One Bancorp	7,000	165,480
Shore Bancshares, Inc.	2,700	45,198
Sierra Bancorp	3,900	104,520
Simmons First National Corp., Class A	4,078	105,661
South State Corp.	19,270	1,604,806
Stock Yards Bancorp, Inc.	2,250	93,127
Tompkins Financial Corp.	2,548	221,039
TriCo Bancshares	15,700	606,805
TriState Capital Holdings, Inc.†	5,700	138,111
Trustmark Corp.	67,000	2,302,120
UMB Financial Corp.	25,960	1,746,329
Umpqua Holdings Corp.	103,914	1,701,072
United Bankshares, Inc.	61,000	2,310,070
United Community Banks, Inc.	50,900	1,577,900
Veritex Holdings, Inc.	32,222	838,094

Washington Trust Bancorp, Inc.	4,380	228,592
Webster Financial Corp.	13,000	632,970
West Bancorporation, Inc.	4,430	107,560
Westamerica Bancorporation	32,324	2,101,060
Wintrust Financial Corp.	18,100	1,229,171

		55,227,652

Banks-Mortgage - 0.8%

Flagstar Bancorp, Inc.	40,300	1,501,578
Walker & Dunlop, Inc.	17,500	1,148,700

		2,650,278

Broadcast Services/Program - 0.1%

Hemisphere Media Group, Inc.†	34,100	477,400

Building & Construction Products-Misc. - 0.9%

Armstrong Flooring, Inc.†	5,000	20,050
Builders FirstSource, Inc.†	94,900	2,411,409
Louisiana-Pacific Corp.	24,400	723,704

		3,155,163

Building & Construction-Misc. - 1.2%

EMCOR Group, Inc.	40,348	3,588,148
MYR Group, Inc.†	20,200	694,072

		4,282,220

Building Products-Doors & Windows - 0.2%

JELD-WEN Holding, Inc.†	4,700	106,925
Masonite International Corp.†	6,400	459,520

		566,445

Building Products-Wood - 0.4%

Boise Cascade Co.	32,000	1,213,440
Universal Forest Products, Inc.	700	34,720

		1,248,160

Building-Heavy Construction - 0.4%

Great Lakes Dredge & Dock Corp.†	58,100	620,508
Sterling Construction Co., Inc.†	33,800	492,466
Tutor Perini Corp.†#	25,400	404,622

		1,517,596

Building-Maintenance & Services - 0.7%

ABM Industries, Inc.	63,200	2,400,968

Building-Residential/Commercial - 2.0%

KB Home	32,600	1,127,308
Meritage Homes Corp.†	32,600	2,169,204
Taylor Morrison Home Corp., Class A†	56,400	1,309,608
TRI Pointe Group, Inc.†#	145,000	2,259,100

		6,865,220

Cable/Satellite TV - 0.7%

Liberty Latin America, Ltd., Class A†	89,500	1,593,100
Liberty Latin America, Ltd., Class C†	29,200	523,848
WideOpenWest, Inc.†	57,200	350,636

		2,467,584

Casino Hotels - 0.1%

Boyd Gaming Corp.	10,100	297,041

Chemicals-Diversified - 0.2%

AdvanSix, Inc.†	4,700	95,081
Koppers Holdings, Inc.†	18,000	666,900

		761,981

Chemicals-Specialty - 0.4%

Kraton Corp.†	16,600	373,998
Minerals Technologies, Inc.	15,360	829,440
Stepan Co.	3,300	319,770
Valhi, Inc.	5,700	11,058

		1,534,266

Circuit Boards - 0.1%

TTM Technologies, Inc.†	37,700	505,557

Coal - 1.0%

Arch Coal, Inc., Class A#	26,800	1,986,148
Peabody Energy Corp.	12,100	117,128
Ramaco Resources, Inc.†	7,800	26,676
Warrior Met Coal, Inc.#	72,200	1,482,266

		3,612,218

Commercial Services - 0.1%

Acacia Research Corp.†	88,972	264,247
Harsco Corp.†	3,800	84,550

		348,797

Commercial Services-Finance - 0.0%

EVERTEC, Inc.	3,800	123,196

Communications Software - 0.1%

Avaya Holdings Corp.†	40,500	517,185

Computer Data Security - 0.1%

SecureWorks Corp., Class A†	16,600	188,244

Computer Services - 0.4%

CACI International, Inc., Class A†	900	215,388
Perspecta, Inc.	3,500	96,530
Unisys Corp.†	79,500	904,710

		1,216,628

Computer Software - 0.5%

TiVo Corp.	211,697	1,653,354

Computers-Integrated Systems - 0.1%

NetScout Systems, Inc.†	14,400	362,880

Computers-Other - 0.2%

Lumentum Holdings, Inc.†	7,500	552,450

Consulting Services - 1.9%

CRA International, Inc.	3,900	199,953
FTI Consulting, Inc.†	16,700	1,820,133
Hackett Group, Inc.	23,900	366,387
Huron Consulting Group, Inc.†	21,600	1,448,280
Kelly Services, Inc., Class A	69,100	1,513,981
Vectrus, Inc.†	23,700	1,207,278

		6,556,012

Consumer Products-Misc. - 0.7%

Central Garden & Pet Co., Class A†	48,900	1,222,989
Helen of Troy, Ltd.†	6,000	968,520
Quanex Building Products Corp.	6,200	120,652

		2,312,161

Containers-Metal/Glass - 0.0%

Greif, Inc., Class A	3,500	151,025

Data Processing/Management - 0.2%

Fair Isaac Corp.†	1,445	531,399

Dental Supplies & Equipment - 0.1%

Patterson Cos., Inc.#	16,000	311,360

Dialysis Centers - 0.1%

American Renal Associates Holdings, Inc.†	22,400	211,904

Distribution/Wholesale - 0.7%

Anixter International, Inc.†	3,100	266,104
Core-Mark Holding Co., Inc.	25,200	679,140
Fossil Group, Inc.†#	48,200	361,018
G-III Apparel Group, Ltd.†	3,400	100,640
Titan Machinery, Inc.†	55,200	743,544
Veritiv Corp.†	21,400	392,476

		2,542,922

Diversified Manufacturing Operations - 0.3%

EnPro Industries, Inc.	2,400	159,336
Fabrinet†	13,200	798,468

		957,804

E-Commerce/Services - 0.4%

Stamps.com, Inc.†	15,400	1,343,650

E-Marketing/Info - 0.1%

Gannett Co, Inc.	31,600	200,976

E-Services/Consulting - 0.1%

Perficient, Inc.†	11,700	494,676

Electric Products-Misc. - 0.0%

Graham Corp.	3,000	63,720

Electric-Distribution - 0.2%

Spark Energy, Inc., Class A	35,500	391,565
Unitil Corp.	5,400	329,616

		721,181

Electric-Generation - 0.2%

Atlantic Power Corp.†#	271,900	641,684

Electric-Integrated - 2.2%

Avista Corp.	17,880	845,366
Black Hills Corp.	22,500	1,722,825
IDACORP, Inc.	8,900	934,945
NorthWestern Corp.	4,600	329,222
PNM Resources, Inc.	4,900	237,405
Portland General Electric Co.	65,900	3,658,109

		7,727,872

Electronic Components-Misc. - 1.5%

Bel Fuse, Inc., Class B	9,500	157,415
Benchmark Electronics, Inc.	68,221	2,351,578
Comtech Telecommunications Corp.	4,100	154,939
OSI Systems, Inc.†	1,300	129,337
Sanmina Corp.†	51,800	1,647,758
SMART Global Holdings, Inc.†	10,300	317,240
Vishay Intertechnology, Inc.	9,500	188,955
Vishay Precision Group, Inc.†	2,200	75,702

		5,022,924

Electronic Components-Semiconductors - 2.5%

Alpha & Omega Semiconductor, Ltd.†	43,900	521,971
Amkor Technology, Inc.†	145,500	1,759,095
Photronics, Inc.†	33,100	389,256
Rambus, Inc.†	266,400	3,476,520
Synaptics, Inc.†	22,400	1,280,384
Xperi Corp.	57,400	1,135,946

		8,563,172

Electronic Measurement Instruments - 0.1%

Stoneridge, Inc.†	13,400	403,876

Electronic Parts Distribution - 0.5%

Tech Data Corp.†	11,950	1,731,435

Energy-Alternate Sources - 1.0%

FutureFuel Corp.	31,500	353,430
Green Plains, Inc.#	34,300	523,075
Renewable Energy Group, Inc.†#	56,364	961,570
REX American Resources Corp.†	15,400	1,414,490
TerraForm Power, Inc., Class A	13,100	203,181

		3,455,746

Engineering/R&D Services - 1.0%

KBR, Inc.	100,000	2,977,000
VSE Corp.	12,300	501,717

		3,478,717

Enterprise Software/Service - 0.5%

ACI Worldwide, Inc.†	29,200	1,095,000
Donnelley Financial Solutions, Inc.†	21,000	210,840
MicroStrategy, Inc., Class A†	2,600	390,858

		1,696,698

Finance-Commercial - 0.1%

Marlin Business Services Corp.	8,400	180,096

Finance-Consumer Loans - 0.2%

Nelnet, Inc., Class A	10,600	667,800

Finance-Investment Banker/Broker - 0.1%

Houlihan Lokey, Inc.	1,700	81,039
Moelis & Co., Class A	3,600	118,656
Oppenheimer Holdings, Inc., Class A	1,700	48,467

		248,162

Finance-Leasing Companies - 0.2%

Aircastle, Ltd.	24,900	796,551

Finance-Mortgage Loan/Banker - 0.5%

PennyMac Financial Services, Inc.	47,400	1,626,294

Finance-Other Services - 0.2%

BGC Partners, Inc., Class A	27,700	160,660
Deluxe Corp.	13,500	689,580

		850,240

Financial Guarantee Insurance - 1.2%

MBIA, Inc.†	28,700	267,771
MGIC Investment Corp.	122,700	1,768,107
Radian Group, Inc.	84,600	2,186,064

		4,221,942

Food-Wholesale/Distribution - 0.5%

Fresh Del Monte Produce, Inc.	9,450	309,015
Grocery Outlet Holding Corp.†	11,400	377,682
SpartanNash Co.	76,000	1,076,160

		1,762,857

Gas-Distribution - 1.6%

New Jersey Resources Corp.	3,776	160,631
Northwest Natural Holding Co.	15,800	1,086,566
ONE Gas, Inc.	9,800	870,926
Southwest Gas Holdings, Inc.	31,140	2,359,166
Spire, Inc.	11,700	905,814

		5,383,103

Hotels/Motels - 0.0%

Red Lion Hotels Corp.†	22,300	77,827

Housewares - 0.0%

Lifetime Brands, Inc.	16,000	104,320

Human Resources - 1.2%

Barrett Business Services, Inc.	12,700	1,122,172
Cross Country Healthcare, Inc.†	65,900	795,413
Heidrick & Struggles International, Inc.	26,500	822,030
Korn Ferry	3,500	137,480
TrueBlue, Inc.†	59,500	1,386,945

		4,264,040

Independent Power Producers - 1.2%

Clearway Energy, Inc., Class A	81,000	1,537,380
Clearway Energy, Inc., Class C	70,400	1,396,032
Vistra Energy Corp.	48,229	1,279,515

		4,212,927

Industrial Automated/Robotic - 0.1%

Hurco Cos., Inc.	11,600	415,048

Insurance-Life/Health - 1.1%

American Equity Investment Life Holding Co.	72,900	2,166,588
CNO Financial Group, Inc.	71,820	1,301,378
Primerica, Inc.	1,300	173,992

		3,641,958

Insurance-Multi-line - 0.0%

Horace Mann Educators Corp.	2,580	111,998

Insurance-Property/Casualty - 0.8%

Ambac Financial Group, Inc.†	13,100	272,742
AMERISAFE, Inc.	11,200	757,120
FedNat Holding Co.	14,000	208,740
First American Financial Corp.	12,700	807,974
Hallmark Financial Services, Inc.†	8,500	162,095
Heritage Insurance Holdings, Inc.	17,400	238,206
National General Holdings Corp.	6,900	146,901
ProSight Global, Inc.†	200	3,434

		2,597,212

Insurance-Reinsurance - 0.8%

Argo Group International Holdings, Ltd.	2,675	175,961
Essent Group, Ltd.	40,000	2,186,000
Global Indemnity, Ltd.	1,400	40,278
Third Point Reinsurance, Ltd.†	25,800	246,390

		2,648,629

Investment Management/Advisor Services - 0.8%

Artisan Partners Asset Management, Inc., Class A	6,200	183,954
Boston Private Financial Holdings, Inc.	54,900	644,526
Brightsphere Investment Group, Inc.	53,700	517,131
Stifel Financial Corp.	24,700	1,544,244

		2,889,855

Linen Supply & Related Items - 0.1%

UniFirst Corp.	2,400	495,000

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.	5,200	194,792
Hyster-Yale Materials Handling, Inc.	3,700	219,151

		413,943

Machinery-Electrical - 0.0%

Bloom Energy Corp. Class A†#	1,600	10,432

Machinery-Farming - 0.2%

AGCO Corp.	11,060	864,118

Machinery-General Industrial - 0.2%

Applied Industrial Technologies, Inc.	900	57,465
DXP Enterprises, Inc.†	16,400	631,892

		689,357

Medical Information Systems - 0.7%

Allscripts Healthcare Solutions, Inc.†	174,600	1,882,188
Computer Programs & Systems, Inc.	14,100	374,919

		2,257,107

Medical-Biomedical/Gene - 1.4%

Acceleron Pharma, Inc.†#	6,700	328,032
Acorda Therapeutics, Inc.†#	8,900	14,240
Akero Therapeutics, Inc.†#	14,500	285,505
AMAG Pharmaceuticals, Inc.†	6,500	69,225
Arcus Biosciences, Inc.†	38,565	318,933
BioCryst Pharmaceuticals, Inc.†	40,300	114,855
Epizyme, Inc.†	34,900	576,548
Fate Therapeutics, Inc.†	20,200	315,524
Five Prime Therapeutics, Inc.†	18,700	73,304
Iovance Biotherapeutics, Inc.†#	33,600	767,088
Karyopharm Therapeutics, Inc.†	28,400	497,568
Medicines Co.†#	14,100	1,187,220
Scholar Rock Holding Corp.†#	22,300	189,773

		4,737,815

Medical-Drugs - 0.9%

Enanta Pharmaceuticals, Inc.†	4,100	261,006
Intra-Cellular Therapies, Inc.†#	15,400	149,534
Kala Pharmaceuticals, Inc.†#	37,600	156,792
Lannett Co., Inc.†#	112,100	988,722
Minerva Neurosciences, Inc.†	44,800	280,000

Prestige Consumer Healthcare, Inc.†#	18,800	710,076
Spero Therapeutics, Inc.†	21,500	257,140
Zogenix, Inc.†#	3,500	167,230

		2,970,500

Medical-Generic Drugs - 0.5%

Endo International PLC†	324,070	1,646,276

Medical-HMO - 1.2%

Magellan Health, Inc.†	46,900	3,645,537
Molina Healthcare, Inc.†	2,400	325,200

		3,970,737

Medical-Hospitals - 0.2%

Tenet Healthcare Corp.†	20,100	647,220

Medical-Wholesale Drug Distribution - 0.6%

Diplomat Pharmacy, Inc.†	19,000	97,850
Owens & Minor, Inc.#	322,250	2,133,295

		2,231,145

Metal Processors & Fabrication - 0.2%

LB Foster Co., Class A†	6,800	128,792
Mueller Industries, Inc.	15,400	483,406

		612,198

Metal Products-Distribution - 0.3%

Worthington Industries, Inc.	27,140	1,039,462

Metal-Iron - 0.0%

Cleveland-Cliffs, Inc.#	7,400	59,126

Motion Pictures & Services - 0.1%

Eros International PLC†#	175,800	469,386

Multimedia - 0.0%

E.W. Scripps Co., Class A	6,900	102,948

Networking Products - 0.3%

NeoPhotonics Corp.†	114,000	934,800

Office Furnishings-Original - 0.3%

HNI Corp.	6,200	243,598
Kimball International, Inc., Class B	19,200	410,496
Knoll, Inc.	8,400	231,504

		885,598

Office Supplies & Forms - 0.7%

ACCO Brands Corp.	250,400	2,291,160

Oil Companies-Exploration & Production - 1.1%

Amplify Energy Corp.	78,300	430,650
Berry Petroleum Corp.	76,900	612,893
CNX Resources Corp.†	38,700	267,417
Denbury Resources, Inc.†#	245,500	242,186
Evolution Petroleum Corp.	19,500	101,595
Gulfport Energy Corp.†	333,100	789,447
W&T Offshore, Inc.†	305,200	1,306,256
Whiting Petroleum Corp.†#	28,200	129,156

		3,879,600

Oil Field Machinery & Equipment - 0.1%

Dril-Quip, Inc.†	6,700	283,142
Forum Energy Technologies, Inc.†	53,500	70,085

		353,227

Oil Refining & Marketing - 1.3%

CVR Energy, Inc.	9,800	425,222
Delek US Holdings, Inc.	92,800	3,183,968
Murphy USA, Inc.†	3,900	458,367
Par Pacific Holdings, Inc.†	9,600	238,944

		4,306,501

Oil-Field Services - 1.7%

Era Group, Inc.†	9,700	92,829
FTS International, Inc.†#	100,398	104,414
Matrix Service Co.†	75,700	1,585,158
MRC Global, Inc.†	103,300	1,378,022
NexTier Oilfield Solutions, Inc.†	19,866	95,158
Nine Energy Service, Inc.†#	22,900	125,492
NOW, Inc.†	164,100	1,839,561
Select Energy Services, Inc., Class A†	101,500	779,520

		6,000,154

Paper & Related Products - 1.0%

Domtar Corp.	9,940	370,961
Schweitzer-Mauduit International, Inc.	56,500	2,478,090
Verso Corp., Class A†	29,200	539,032

		3,388,083

Pastoral & Agricultural - 0.1%

Darling Ingredients, Inc.†	12,300	292,740

Poultry - 0.7%

Sanderson Farms, Inc.	13,925	2,305,701

Power Converter/Supply Equipment - 0.2%

Powell Industries, Inc.	13,900	578,101

Printing-Commercial - 0.3%

Ennis, Inc.	9,700	200,208
Quad/Graphics, Inc.#	78,500	352,465
RR Donnelley & Sons Co.	98,500	391,045

		943,718

Publishing-Books - 0.1%

Houghton Mifflin Harcourt Co.†	63,800	374,506

Publishing-Newspapers - 0.2%

TEGNA, Inc.	44,800	687,680

Publishing-Periodicals - 0.1%

Meredith Corp.	5,200	182,208

Real Estate Investment Trusts - 12.9%

Acadia Realty Trust	15,800	424,704
AG Mortgage Investment Trust, Inc.	59,700	929,529
Alexander & Baldwin, Inc.	47,075	1,020,586
American Assets Trust, Inc.	34,700	1,649,291
Armada Hoffler Properties, Inc.	49,300	890,358
ARMOUR Residential REIT, Inc.#	48,400	835,384
Ashford Hospitality Trust, Inc.	202,438	556,704
Blackstone Mtg. Trust, Inc., Class A#	38,501	1,410,292
Braemar Hotels & Resorts, Inc.	69,000	676,890
Capstead Mtg. Corp.	24,600	191,388
CatchMark Timber Trust, Inc., Class A	1,400	16,618
Cedar Realty Trust, Inc.	44,400	118,548
Cherry Hill Mtg. Investment Corp.	29,100	435,918
City Office REIT, Inc.	75,400	1,012,622

Colony Credit Real Estate, Inc.#	46,500	616,125
CoreCivic, Inc.	65,800	996,870
CorEnergy Infrastructure Trust, Inc.#	6,908	305,610
CorePoint Lodging, Inc.	5,200	52,572
CoreSite Realty Corp.	5,100	578,289
Cousins Properties, Inc.	34,749	1,406,987
DiamondRock Hospitality Co.	205,034	2,111,850
Easterly Government Properties, Inc.	31,700	737,342
Exantas Capital Corp.	2,071	24,935
First Industrial Realty Trust, Inc.	48,400	2,060,872
Franklin Street Properties Corp.	20,900	182,039
Front Yard Residential Corp.	16,700	193,720
GEO Group, Inc.	119,707	1,659,139
Getty Realty Corp.	45,046	1,511,744
Gladstone Commercial Corp.	21,500	489,770
Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	8,600	252,410
Hersha Hospitality Trust	7,200	102,096
Highwoods Properties, Inc.	11,400	553,470
Hudson Pacific Properties, Inc.	5,300	189,740
Industrial Logistics Properties Trust	4,274	92,489
Invesco Mtg. Capital, Inc.	49,800	808,752
Jernigan Capital, Inc.#	9,300	162,564
Kite Realty Group Trust	17,300	334,755
KKR Real Estate Finance Trust, Inc.#	17,100	345,249
Ladder Capital Corp.	78,800	1,362,452
Lexington Realty Trust	53,000	587,240
Mack-Cali Realty Corp.	45,800	979,662
New Senior Investment Group, Inc.	91,400	717,490
Office Properties Income Trust	20,000	667,200
Pebblebrook Hotel Trust	31,693	830,356
PennyMac Mtg. Investment Trust	14,100	325,569
Physicians Realty Trust	11,298	216,809
Piedmont Office Realty Trust, Inc., Class A	35,400	783,048
PotlatchDeltic Corp.#	9,105	395,430
PS Business Parks, Inc.	3,500	618,065
Redwood Trust, Inc.	46,000	744,280
Retail Opportunity Investments Corp.	36,300	662,112
Rexford Industrial Realty, Inc.	2,300	110,078
RLJ Lodging Trust	43,826	748,986
Sabra Health Care REIT, Inc.	27,400	610,472
Saul Centers, Inc.	2,900	154,106
Senior Housing Properties Trust	25,500	186,660
Service Properties Trust	13,540	315,347
STAG Industrial, Inc.	12,000	371,880
Sun Communities, Inc.	2,800	461,188
Sunstone Hotel Investors, Inc.	195,472	2,736,608
Terreno Realty Corp.	6,700	386,724
Two Harbors Investment Corp.	65,205	948,081
UMH Properties, Inc.	4,100	64,001
Urban Edge Properties	34,400	713,112
Urstadt Biddle Properties, Inc., Class A	13,600	331,432
Xenia Hotels & Resorts, Inc.	58,700	1,236,222

		44,202,831

Real Estate Management/Services - 0.0%

Newmark Group, Inc., Class A	13,129	171,333

Rental Auto/Equipment - 0.4%

Rent-A-Center, Inc.	53,200	1,384,796

Retail-Apparel/Shoe - 0.8%

Abercrombie & Fitch Co., Class A	79,300	1,266,421
Cato Corp., Class A	42,400	808,144
Express, Inc.†	64,100	251,913
Tilly’s, Inc., Class A	48,800	481,168

		2,807,646

Retail-Automobile - 0.2%

Rush Enterprises, Inc., Class A	17,600	806,432

Retail-Bookstores - 0.3%

Barnes & Noble Education, Inc.†	204,400	1,030,176

Retail-Building Products - 1.0%

BMC Stock Holdings, Inc.†	58,000	1,717,380
Foundation Building Materials, Inc.†	13,800	282,072
GMS, Inc.†	48,000	1,486,080

		3,485,532

Retail-Discount - 0.1%

Citi Trends, Inc.	9,600	197,088

Retail-Drug Store - 0.1%

Rite Aid Corp.†#	44,204	400,488

Retail-Home Furnishings - 0.0%

Bassett Furniture Industries, Inc.	6,500	98,930

Retail-Jewelry - 0.1%

Movado Group, Inc.	14,000	273,700

Retail-Misc./Diversified - 0.0%

Sally Beauty Holdings, Inc.†	4,000	73,720

Retail-Office Supplies - 0.4%

Office Depot, Inc.	664,300	1,481,389

Retail-Restaurants - 0.5%

Brinker International, Inc.#	39,900	1,787,520

Retail-Sporting Goods - 0.8%

Hibbett Sports, Inc.†	84,900	2,408,613
Zumiez, Inc.†	16,000	472,640

		2,881,253

Rubber/Plastic Products - 0.4%

Myers Industries, Inc.	6,358	105,225
Trinseo SA	37,100	1,409,429

		1,514,654

Savings & Loans/Thrifts - 3.6%

BankFinancial Corp.	25,600	349,440
Berkshire Hills Bancorp, Inc.	49,100	1,549,105
Brookline Bancorp, Inc.	27,000	433,350
Dime Community Bancshares, Inc.	16,600	334,656
First Defiance Financial Corp.	14,800	446,220
Flushing Financial Corp.	21,700	460,040
FS Bancorp, Inc.	1,500	89,670
HomeTrust Bancshares, Inc.	3,500	91,455
Investors Bancorp, Inc.	265,100	3,197,106
Meridian Bancorp, Inc.	36,100	726,693
Northfield Bancorp, Inc.	70,700	1,194,830
Oritani Financial Corp.	3,200	59,520
People’s United Financial, Inc.	9,625	158,813

Riverview Bancorp, Inc.	9,300	67,239
Territorial Bancorp, Inc.	2,900	91,901
United Community Financial Corp.	4,900	54,439
Washington Federal, Inc.	67,500	2,484,675
Waterstone Financial, Inc.	10,300	194,361
WSFS Financial Corp.	10,956	488,528

		12,472,041

Schools - 0.6%

American Public Education, Inc.†	9,600	237,696
K12, Inc.†	91,200	1,792,080

		2,029,776

Semiconductor Components-Integrated Circuits - 0.3%

Cirrus Logic, Inc.†	13,300	953,610

Semiconductor Equipment - 0.3%

Ultra Clean Holdings, Inc.†	16,700	371,408
Veeco Instruments, Inc.†	47,600	651,644

		1,023,052

Steel-Producers - 0.3%

Commercial Metals Co.	45,000	961,200

Superconductor Product & Systems - 0.1%

American Superconductor Corp.†	24,785	206,955

Telecom Services - 0.2%

Consolidated Communications Holdings, Inc.	168,700	612,381
Spok Holdings, Inc.	2,500	30,775

		643,156

Television - 0.6%

Gray Television, Inc.†	31,100	629,464
Sinclair Broadcast Group, Inc., Class A	38,400	1,337,472

		1,966,936

Textile-Products - 0.0%

Culp, Inc.	4,000	64,480

Tobacco - 0.1%

Vector Group, Ltd.#	25,390	341,242

Transactional Software - 0.0%

Synchronoss Technologies, Inc.†#	18,000	81,720

Transport-Marine - 0.2%

SEACOR Holdings, Inc.†	20,300	859,502

Transport-Services - 0.5%

Echo Global Logistics, Inc.†	81,000	1,622,430

Transport-Truck - 0.7%

ArcBest Corp.	71,220	2,049,712
Covenant Transportation Group, Inc., Class A†	8,500	114,155
YRC Worldwide, Inc.†#	45,484	158,739

		2,322,606

Water - 0.2%

American States Water Co.	5,200	443,508
Artesian Resources Corp., Class A	1,300	48,360
Consolidated Water Co., Ltd.	12,100	201,828

		693,696

Wire & Cable Products - 0.1%

Encore Wire Corp.	3,000	175,020

X-Ray Equipment - 0.2%

Varex Imaging Corp.†	18,800	562,872

Total Long-Term Investment Securities
(cost $304,030,513)		332,367,167

SHORT-TERM INVESTMENT SECURITIES - 1.4%
Registered Investment Companies - 1.4%

State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(1)(2) (cost $4,771,848)	4,771,848	4,771,848

REPURCHASE AGREEMENTS - 3.0%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 11/29/2019, to be repurchased 12/02/2019 in the amount of $10,315,215 and collateralized by $10,600,000 of United States Treasury Notes, bearing interet at 1.25%, due 10/31/2021 and having an approximate value of $10,526,542 (cost $10,315,000)	$10,315,000	10,315,000

TOTAL INVESTMENTS
(cost $319,117,361)	101.1%	347,454,015
Liabilities in excess of other assets	(1.1)	(3,616,494)

NET ASSETS	100.0%	$343,837,521

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

At November 30, 2019, the Fund had loaned securities with a total value of $14,253,407. This was secured by collateral of $4,771,848, which was received in cash and subsequently invested in short-term investments currently valued at $4,771,848 as reported in the Portfolio of Investments. Additional collateral of $9,961,134 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
Federal National Mtg. Assoc.	3.50%	12/01/2047	$323,238
United States Treasury Bills	0.00%	12/12/2019 to 06/18/2020	342,122
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2019 to 02/15/2049	9,295,774

(2)	The rate shown is the 7-day yield as of November 30, 2019.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
125	Long	Russell 2000 E-Mini Index	December 2019	$9,756,999	$10,148,750	$391,751

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$332,367,167	—	$—	$332,367,167
Short-Term Investment Securities	4,771,848	—	—	4,771,848
Repurchase Agreements	—	10,315,000	—	10,315,000

Total Investments at Value	$337,139,015	$10,315,000	$—	$347,454,015

Other Financial Instruments:+
Futures Contracts	$391,751	$—	$—	$391,751

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2019 - (unaudited)

Security Description	Principal Amount/ Shares (9)	Value (Note 1)
ASSET BACKED SECURITIES - 3.4%
Diversified Financial Services - 3.4%

American Express Credit Account Master Trust Series 2019-2, Class A 2.67% due 11/15/2024	$500,000	$509,543
American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	225,000	228,697
American Express Credit Account Master Trust Series 2018-8, Class A 3.18% due 04/15/2024	303,000	310,328
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	500,000	506,946
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	500,000	498,688
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	318,000	322,987
BANK Series 2019-BN19, Class A3 3.18% due 08/15/2061(1)	1,250,000	1,312,772
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	680,000	722,461
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	850,000	924,359
Benchmark Mtg. Trust VRS Series 2018-B7, Class A4 4.51% due 05/15/2053(1)(2)	2,000,000	2,303,158
BMW Vehicle Lease Trust Series 2019-1, Class A4 2.92% due 08/22/2022	350,000	354,800
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 2.77% (1 ML+1.00%) due 04/15/2034*(1)	700,000	700,586
Capital One Multi-Asset Execution Trust Series 2019-A2, Class A2 1.72% due 08/15/2024	500,000	498,293
Capital One Multi-Asset Execution Trust Series 2019-A3, Class A3 2.06% due 08/15/2028	350,000	345,763
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	100,000	100,061
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	200,000	200,853
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	250,000	253,226
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	400,000	408,285
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	692,776	718,711
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	100,000	100,721
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7 3.96% due 10/13/2030	100,000	112,315
Citigroup Commercial Mtg. Trust VRS Series 2018-C5, Class A4 4.23% due 06/10/2051(1)(2)	1,000,000	1,124,864
COMM Mtg. Trust VRS Series 2015-CR22, Class XA 1.09% due 03/10/2048(1)(2)(4)	4,659,750	154,168
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(2)	250,000	267,639
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	150,000	152,442
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	1,675,000	1,723,477
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(1)	490,000	516,281
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	470,000	482,092
Ford Credit Auto Owner Trust Series 2016-C, Class B 1.73% due 03/15/2022	115,000	114,624
Ford Credit Auto Owner Trust Series 2018-2, Class A 3.47% due 01/15/2030*	100,000	104,204
Ford Credit Floorplan Master Owner Trust Series 2017-3, Class A 2.48% due 09/15/2024	250,000	252,815
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	200,381
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	132,000	132,689
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	441,650	441,492
Hertz Vehicle Financing II LP Series 2019-3A, Class A 2.67% due 12/26/2025*	100,000	99,927
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	233,000	236,706

ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)		960,000	1,078,073
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(1)		2,500,000	2,526,094
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)		2,110,005	2,124,735
JP Morgan Mtg. Trust VRS Series 2018-1, Class A5 3.50% due 06/25/2048*(2)(3)		1,421,764	1,442,702
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024		62,000	63,069
Mercedes-Benz Auto Lease Trust Series 2018-B, Class A4 3.31% due 07/15/2024		367,000	373,113
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 2.67% (1 ML+0.90%) due 12/15/2033*(1)		550,000	550,478
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)		640,000	634,079
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)		778,726	786,057
Stonemont Portfolio Trust FRS Series 2017-MONT, Class A 2.57% (1 ML+0.85%) due 08/20/2030*(1)		435,747	435,333
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*		425,000	433,105
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024		200,000	205,334
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*		100,000	101,422
Volkswagen Auto Loan Enhanced Trust Series 2018-2, Class A4 3.33% due 02/20/2025		150,000	154,716
World Financial Network Credit Card Master Trust Series 2019-C, Class M 2.71% due 07/15/2026		250,000	250,123

Total Asset Backed Securities (cost $27,760,201)			28,595,787

U.S. CORPORATE BONDS & NOTES - 33.4%
Advertising Agencies - 0.0%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024		103,000	110,558

Advertising Sales - 0.1%

National CineMedia LLC Senior Sec. Notes 5.88% due 04/15/2028*		580,000	604,650

Aerospace/Defense - 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*		503,000	532,770
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020		237,000	238,011

			770,781

Aerospace/Defense-Equipment - 0.2%

L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029		177,000	179,236
United Technologies Corp. Senior Notes 1.15% due 05/18/2024 EUR		1,050,000	1,200,123

			1,379,359

Airlines - 0.1%

Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2020(5)		16,886	16,984

United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024		751,952	775,681

			792,665

Applications Software - 0.4%

CDK Global, Inc. Senior Notes 5.88% due 06/15/2026		716,000	765,225
Microsoft Corp. Senior Notes 3.13% due 12/06/2028	EUR	750,000	1,044,571
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*		1,195,000	1,278,590

			3,088,386

Auction Houses/Art Dealers - 0.2%

BidFair MergeRight, Inc. Senior Sec. Notes 7.38% due 10/15/2027*		1,265,000	1,234,956

Auto-Cars/Light Trucks - 0.9%

American Honda Finance Corp. FRS Senior Notes 2.24% (3 ML + 0.35%) due 11/05/2021		850,000	851,686

BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*		153,000	155,218
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*		368,000	368,666
Daimler Finance North America LLC FRS Company Guar. Notes 2.56% (3 ML + 0.67%) due 11/05/2021*		855,000	858,415
Ford Motor Credit Co. LLC Senior Notes 2.39% due 02/17/2026	EUR	600,000	661,443
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023		410,000	405,288
Ford Motor Credit Co. LLC Senior Notes 4.06% due 11/01/2024		254,000	255,297
Ford Motor Credit Co. LLC Senior Notes 4.54% due 03/06/2025	GBP	400,000	544,148
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023		361,000	371,450
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*		474,000	484,018
Hyundai Capital America Company Guar. Notes 3.50% due 11/02/2026*		307,000	309,024
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*		192,000	192,586
Nissan Motor Acceptance Corp. FRS Senior Notes 2.89% (3 ML+0.89%) due 01/13/2022*		850,000	853,706
Toyota Motor Credit Corp. FRS Senior Notes 2.16% (3 ML+0.15%) due 10/09/2020		860,000	860,734
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023		346,000	364,071
Volkswagen Group of America Finance LLC Company Guar. Notes 2.50% due 09/24/2021*		235,000	236,260

			7,772,010

Auto-Heavy Duty Trucks - 0.2%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*		1,004,000	1,027,845
PACCAR Financial Corp. Senior Notes 2.00% due 09/26/2022		193,000	193,213

			1,221,058

Auto/Truck Parts & Equipment-Original - 0.1%

Dana, Inc. Senior Notes 5.38% due 11/15/2027		170,000	172,159
Lear Corp. Senior Notes 5.25% due 05/15/2049		277,000	286,713

			458,872

Banks-Commercial - 0.4%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025		1,011,000	1,106,462
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025		181,000	194,734
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037		565,000	800,363
SunTrust Bank Senior Notes 3.20% due 04/01/2024		762,000	793,081
SunTrust Bank Senior Notes 3.50% due 08/02/2022		293,000	299,177
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029		479,000	473,660

			3,667,477

Banks-Super Regional - 0.8%

Bank of America NA FRS Senior Notes 2.26% (3 ML + 0.35%) due 05/24/2021		860,000	860,590
Bank of America NA Senior Notes 3.34% due 01/25/2023		426,000	437,109
Wells Fargo & Co. Senior Notes 1.00% due 02/02/2027	EUR	900,000	1,022,513
Wells Fargo & Co. Senior Notes 2.88% due 10/30/2030		296,000	297,342
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026		484,000	498,277
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027		725,000	795,195
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044		439,000	525,110
Wells Fargo Bank NA Senior Notes 2.08% due 09/09/2022		697,000	696,262

Wells Fargo Bank NA FRS Senior Notes 2.54% (3 ML+0.62%) due 05/27/2022		860,000	863,698
Wells Fargo Bank NA Sub. Notes 5.25% due 08/01/2023	GBP	400,000	584,229

			6,580,325

Batteries/Battery Systems - 0.4%

Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*		1,430,000	1,526,525
EnerSys Company Guar. Notes 5.00% due 04/30/2023*		1,858,000	1,918,385

			3,444,910

Beverages-Non-alcoholic - 0.1%

Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025		489,000	533,604
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049		255,000	249,003

			782,607

Beverages-Wine/Spirits - 0.1%

Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029		210,000	212,126
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048		153,000	188,662

			400,788

Brewery - 0.2%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046		352,000	422,811
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048		118,000	136,910
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049		599,000	794,457

			1,354,178

Broadcast Services/Program - 0.1%

Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049		261,000	301,304
Fox Corp. Senior Notes 5.48% due 01/25/2039*		193,000	237,433

			538,737

Building & Construction Products-Misc. - 0.2%

Owens Corning Senior Notes 4.30% due 07/15/2047		460,000	436,160
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*		1,200,000	1,255,500

			1,691,660

Building & Construction-Misc. - 0.2%

Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*		1,258,000	1,374,239

Building Products-Cement - 0.0%

Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027		278,000	288,414

Building-Heavy Construction - 0.1%

Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*#		1,164,000	1,136,355

Building-Residential/Commercial - 0.0%

Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028		215,000	223,197

Cable/Satellite TV - 1.4%

Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*		1,239,000	1,290,109
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*		556,000	585,190
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*		755,000	781,425
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*		685,000	733,806
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 3.56% (3 ML+1.65%) due 02/01/2024		1,290,000	1,326,616
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050		140,000	145,943
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.05% due 03/30/2029		1,025,000	1,154,780

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038		29,000	32,871
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035		96,000	119,774
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027		435,000	434,877
Comcast Corp. Senior Notes 2.65% due 02/01/2030		148,000	148,633
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038		58,000	64,354
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038		335,000	402,513
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024		785,000	843,875
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*		3,337,000	3,549,734
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037		371,000	453,281

			12,067,781

Casino Hotels - 0.1%

Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027*		720,000	727,294

Casino Services - 0.2%

Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026		1,660,000	1,827,328

Cellular Telecom - 0.8%

Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023		5,465,000	6,008,084
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*		432,000	457,920
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025		555,000	575,813

			7,041,817

Chemicals-Diversified - 0.2%

Eastman Chemical Co. Senior Notes 1.50% due 05/26/2023	EUR	575,000	661,337
LYB International Finance III LLC Company Guar. Notes 4.20% due 10/15/2049		363,000	371,435
Westlake Chemical Corp. Senior Notes 1.63% due 07/17/2029	EUR	500,000	549,589

			1,582,361

Chemicals-Plastics - 0.1%

Neon Holdings, Inc. Senior Sec. Notes 10.13% due 04/01/2026*		1,202,000	1,211,015

Chemicals-Specialty - 0.1%

Ecolab, Inc. Senior Notes 2.38% due 08/10/2022		217,000	219,035
Huntsman International LLC Senior Notes 4.50% due 05/01/2029		392,000	414,316
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		147,000	208,532

			841,883

Coal - 0.1%

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*		1,235,000	1,117,675

Commercial Services - 0.3%

Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*		944,000	993,560
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*		1,525,000	1,534,531

			2,528,091

Commercial Services-Finance - 0.2%

MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*		1,350,000	1,225,125
S&P Global, Inc. Company Guar. Notes 2.50% due 12/01/2029		183,000	183,950

			1,409,075

Computer Services - 0.1%

IBM Credit LLC Senior Notes 3.00% due 02/06/2023		696,000	714,746
International Business Machines Corp. Senior Notes 2.50% due 01/27/2022		329,000	332,600

			1,047,346

Computer Software - 0.1%

Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*#		1,180,000	1,141,650

Computers - 0.6%

Apple, Inc. Senior Notes 2.05% due 09/11/2026		236,000	233,314
Apple, Inc. FRS Senior Notes 2.40% (3 ML + 0.50%) due 02/09/2022		855,000	861,700
Apple, Inc. Senior Notes 2.85% due 05/06/2021		180,000	182,764
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*		2,515,000	2,873,912
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*		237,000	306,430
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035		254,000	304,922

			4,763,042

Computers-Integrated Systems - 0.3%

Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024		1,651,000	1,414,379
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*		901,000	950,555

			2,364,934

Consumer Products-Misc. - 0.2%

Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028		1,350,000	1,400,625
Prestige Brands, Inc. Company Guar. Notes 5.13% due 01/15/2028*		492,000	503,685

			1,904,310

Containers-Metal/Glass - 0.4%

Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026		504,000	598,500
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*		1,034,000	1,046,925
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025		1,300,000	1,329,250

			2,974,675

Containers-Paper/Plastic - 0.3%

Berry Global, Inc. Sec. Notes 4.50% due 02/15/2026*		689,000	700,554
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*		1,385,000	1,494,069

			2,194,623

Cosmetics & Toiletries - 0.4%

Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*		1,875,000	1,935,937
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*		1,328,000	1,381,950

			3,317,887

Data Processing/Management - 0.0%

Fiserv, Inc. Senior Notes 4.40% due 07/01/2049		305,000	339,809

Decision Support Software - 0.1%

MSCI, Inc. Company Guar. Notes 4.00% due 11/15/2029*		596,000	598,980

Diagnostic Equipment - 0.2%

Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*		825,000	812,625
Thermo Fisher Scientific, Inc. Senior Notes 1.88% due 10/01/2049	EUR	650,000	681,632

			1,494,257

Dialysis Centers - 0.2%

DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024		1,950,000	2,001,187

Distribution/Wholesale - 0.4%

ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*		1,050,000	1,051,313
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025		931,000	968,240
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025		1,166,000	1,225,757

			3,245,310

Diversified Banking Institutions - 1.7%

Bank of America Corp. Senior Notes 0.75% due 07/26/2023	EUR	700,000	787,970
Bank of America Corp. Senior Notes 2.38% due 06/19/2024	EUR	900,000	1,088,779

Bank of America Corp. Senior Notes 2.46% due 10/22/2025		556,000	557,830
Bank of America Corp. Senior Notes 3.71% due 04/24/2028		361,000	385,075
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		621,000	672,646
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037		296,000	395,088
Citigroup, Inc. Senior Notes 2.75% due 01/24/2024	GBP	300,000	405,674
Citigroup, Inc. FRS Senior Notes 3.17% (3 ML + 1.07%) due 12/08/2021		850,000	862,224
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028		821,000	871,953
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		340,000	374,208
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046		365,000	436,165
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033		256,000	318,020
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		102,000	129,261
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021		562,000	564,424
Goldman Sachs Group, Inc. FRS Senior Notes 3.08% (3 ML+1.17%) due 11/15/2021		1,000,000	1,008,401
Goldman Sachs Group, Inc. Senior Notes 3.13% due 07/25/2029	GBP	400,000	556,430
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028		346,000	366,794
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025		325,000	350,924
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		221,000	304,024
JPMorgan Chase & Co. Senior Notes 2.74% due 10/15/2030		420,000	419,029
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023		852,000	871,195
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038		211,000	232,180
Morgan Stanley FRS Senior Notes 3.15% (3 ML+1.18%) due 01/20/2022		855,000	863,896
Morgan Stanley Senior Notes 3.63% due 01/20/2027		801,000	853,819
Morgan Stanley Senior Notes 5.50% due 07/24/2020		395,000	403,921

			14,079,930

Diversified Financial Services - 0.0%

USAA Capital Corp. Senior Notes 2.63% due 06/01/2021*		311,000	314,432

Diversified Manufacturing Operations - 0.2%

General Electric Co. Senior Notes 1.25% due 05/26/2023	EUR	600,000	676,916
Illinois Tool Works, Inc. Senior Notes 0.63% due 12/05/2027	EUR	585,000	656,231
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024		233,000	246,395

			1,579,542

E-Commerce/Products - 0.0%

Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034		153,000	190,294

E-Commerce/Services - 0.1%

GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*		1,249,000	1,152,203

Electric-Distribution - 0.4%

National Rural Utilities Cooperative Finance Corp. FRS Senior Notes 2.48% (3 ML+0.38%) due 06/30/2021		855,000	858,573
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025		753,000	772,758
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*		1,275,000	1,309,833
Sempra Energy Senior Notes 3.40% due 02/01/2028		355,000	367,452

			3,308,616

Electric-Generation - 0.2%

Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	19,000	22,331
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	273,000	318,824
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	1,280,000	1,329,600

		1,670,755

Electric-Integrated - 0.9%

AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	123,000	140,596
Black Hills Corp. Senior Notes 3.88% due 10/15/2049	156,000	158,821
Consolidated Edison Co. of New York, Inc. FRS Senior Notes 2.51% (3 ML + 0.40%) due 06/25/2021	860,000	862,852
Consolidated Edison Co. of New York, Inc. Senior Notes 4.45% due 06/15/2020	329,000	333,326
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	378,000	504,731
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	267,000	320,890
DPL, Inc. Senior Notes 4.35% due 04/15/2029*	93,000	87,045
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	499,000	580,806
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	157,000	160,276
Entergy Texas, Inc. 1st Mtg. Notes 3.55% due 09/30/2049	145,000	149,821
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039	565,000	664,353
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	598,000	837,969
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	213,000	213,000
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	196,000	195,608
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	316,000	343,227
Nevada Power Co. General Refunding Mtg. 2.75% due 04/15/2020	159,000	159,409
PECO Energy Co. 1st Mtg. Bonds 3.00% due 09/15/2049	214,000	209,147
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	348,000	382,876
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	254,000	298,618
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	603,000	590,940
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	568,000	579,675

		7,773,986

Electric-Transmission - 0.0%

AEP Transmission Co. LLC Senior Notes 3.15% due 09/15/2049	140,000	139,619

Electronic Components-Semiconductors - 0.2%

Amkor Technology, Inc. Senior Notes 6.63% due 09/15/2027*	945,000	1,032,412
Intel Corp. Senior Notes 2.45% due 07/29/2020	317,000	318,226

		1,350,638

Electronic Measurement Instruments - 0.1%

Trimble, Inc. Senior Notes 4.75% due 12/01/2024	32,000	34,678
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	485,000	533,409

		568,087

Electronic Parts Distribution - 0.3%

Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	175,000	180,891
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	2,199,000	2,274,240

		2,455,131

Energy-Alternate Sources - 0.2%

Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*	420,000	421,307

Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	1,494,000	1,538,820

		1,960,127

Enterprise Software/Service - 0.2%

Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	1,122,000	1,140,232
Oracle Corp. Senior Notes 2.95% due 11/15/2024	509,000	528,559

		1,668,791

Finance-Auto Loans - 0.1%

Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*	954,000	1,006,713

Finance-Consumer Loans - 0.7%

Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,753,000	1,630,290
SLM Corp. Senior Notes 5.63% due 08/01/2033	1,200,000	1,023,000
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	464,000	477,920
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,150,000	1,313,335
Synchrony Financial Senior Notes 2.85% due 07/25/2022	116,000	117,124
Synchrony Financial Senior Notes 4.25% due 08/15/2024	645,000	680,184
Synchrony Financial Senior Notes 4.50% due 07/23/2025	176,000	188,650

		5,430,503

Finance-Credit Card - 0.3%

American Express Co. FRS Senior Notes 2.43% (3 ML + 0.53%) due 05/17/2021	860,000	863,583
American Express Co. Senior Notes 3.40% due 02/22/2024	227,000	236,842
American Express Co. Senior Notes 4.20% due 11/06/2025	168,000	184,584
Capital One Financial Corp. FRS Senior Notes 3.05% (3 ML+0.95%) due 03/09/2022	1,000,000	1,010,036
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	370,000	369,469

		2,664,514

Finance-Investment Banker/Broker - 0.1%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	97,000	1,213
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(5)†	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(5)†	143,000	14
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	1,087,000	1,148,644

		1,149,882

Finance-Mortgage Loan/Banker - 0.2%

Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,775,000	1,843,559

Food-Meat Products - 0.0%

Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	133,000	132,090
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	114,000	125,799

		257,889

Food-Misc./Diversified - 0.7%

Campbell Soup Co. Senior Notes 4.80% due 03/15/2048	140,000	161,145
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	351,000	417,819
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	267,000	334,179
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	1,020,000	969,000
General Mills, Inc. Senior Notes 4.55% due 04/17/2038	144,000	167,457
General Mills, Inc. Senior Notes 4.70% due 04/17/2048#	137,000	163,232
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	219,000	229,931

Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 10/01/2039*		140,000	144,791
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*		235,000	241,657
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*		865,000	913,656
Mondelez International, Inc. Senior Notes 1.63% due 03/08/2027	EUR	650,000	769,223
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*		335,000	360,430
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*		1,290,000	1,352,888

			6,225,408

Food-Retail - 0.2%

Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025		1,000,000	1,020,000
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.88% due 02/15/2028*		709,000	741,791
Kroger Co. Senior Notes 3.88% due 10/15/2046		199,000	194,365

			1,956,156

Gambling (Non-Hotel) - 0.0%

Twin River Worldwide Holdings, Inc. Senior Notes 6.75% due 06/01/2027*		237,000	244,110
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(5)		272,905	16,511

			260,621

Gas-Distribution - 0.1%

NiSource, Inc. Senior Notes 2.95% due 09/01/2029		319,000	319,108
NiSource, Inc. Senior Notes 5.65% due 02/01/2045		177,000	228,536
Washington Gas Light Co. Senior Notes 3.65% due 09/15/2049		278,000	285,338

			832,982

Gold Mining - 0.0%

Newmont Goldcorp Corp. Senior Notes 2.80% due 10/01/2029		116,000	114,799

Hazardous Waste Disposal - 0.1%

Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*		833,000	872,817

Hotels/Motels - 0.1%

Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027		620,000	671,150

Independent Power Producers - 0.2%

Clearway Energy Operating LLC Company Guar. Notes 5.75% due 10/15/2025		1,130,000	1,186,500
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026		721,000	746,235

			1,932,735

Insurance Brokers - 0.1%

Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020		164,000	166,735
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049		194,000	191,664
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048		177,000	209,034

			567,433

Insurance-Life/Health - 0.1%

Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047		259,000	234,243
Prudential Financial, Inc. Senior Notes 3.70% due 03/13/2051		292,000	303,627
Unum Group Senior Notes 4.50% due 12/15/2049		278,000	263,694

			801,564

Insurance-Multi-line - 0.0%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034		24,000	29,142

Insurance-Mutual - 0.2%

MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*		287,000	292,642
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*		616,000	616,374

New York Life Global Funding FRS Senior Sec. Notes 2.23% (3 ML+0.28%) due 01/21/2022*		850,000	851,406

			1,760,422

Insurance-Property/Casualty - 0.2%

ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022		228,000	234,362
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*		965,000	1,043,406
Chubb INA Holdings, Inc. Company Guar. Notes 2.50% due 03/15/2038	EUR	400,000	530,097

			1,807,865

Internet Connectivity Services - 0.2%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		1,359,000	1,416,758

Internet Content-Entertainment - 0.5%

Netflix, Inc. Senior Notes 4.38% due 11/15/2026		1,507,000	1,525,837
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*		2,640,000	2,659,800

			4,185,637

Investment Companies - 0.1%

FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*		960,000	975,600

Investment Management/Advisor Services - 0.0%
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022		284,000	289,988

Machinery-Construction & Mining - 0.2%

Caterpillar Financial Services Corp. FRS Senior Notes 2.38% (3 ML+0.28%) due 09/07/2021		840,000	840,421
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022		143,000	145,536
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021		144,000	147,065
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023		217,000	227,475

			1,360,497

Machinery-Electrical - 0.0%

ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023		271,000	281,676

Machinery-Farming - 0.3%

CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024		362,000	383,986
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021		172,000	172,824
John Deere Capital Corp. FRS Senior Notes 2.37% (3 M + 0.24%) due 03/12/2021		860,000	860,558
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022		526,000	538,177
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024		328,000	346,027
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023		151,000	160,186

			2,461,758

Machinery-Pumps - 0.1%

Dover Corp. Senior Notes 0.75% due 11/04/2027	EUR	670,000	735,373

Medical Labs & Testing Services - 0.2%

Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*		650,000	674,375
Laboratory Corp. of America Holdings Senior Notes 2.95% due 12/01/2029		263,000	264,001
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024		398,000	413,234
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045		143,000	160,863
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*		226,000	225,509

			1,737,982

Medical Products - 0.1%

Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*		1,025,000	1,055,750

Medical-Biomedical/Gene - 0.0%

Amgen, Inc. Senior Notes 4.66% due 06/15/2051		139,000	164,299

Medical-Drugs - 0.5%

AbbVie, Inc. FRS Senior Notes 2.35% (3 ML+0.46%) due 11/19/2021*		654,000	655,133
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*		251,000	261,653
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*		307,000	322,622
Bristol-Myers Squibb Co. FRS Senior Notes 2.28% (3 ML + 0.38%) due 05/16/2022*		855,000	855,663
Bristol-Myers Squibb Co. Senior Notes 3.63% due 05/15/2024*		279,000	295,411
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039*		191,000	220,665
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044*		130,000	157,821
Eli Lilly & Co. Senior Notes 1.70% due 11/01/2049	EUR	810,000	892,349
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023		167,000	174,480
Johnson & Johnson Senior Notes 5.50% due 11/06/2024	GBP	400,000	624,435

			4,460,232

Medical-Generic Drugs - 0.0%

Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028		258,000	276,742

Medical-HMO - 0.3%

Centene Corp Senior Notes 4.25% due 12/15/2027*		733,000	754,074
Centene Corp. Senior Notes 4.63% due 12/15/2029*		173,000	181,434
Humana, Inc. Senior Notes 3.95% due 08/15/2049		178,000	186,352
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022		1,219,000	1,232,252
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039		199,000	210,894
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025		220,000	237,171

			2,802,177

Medical-Hospitals - 0.4%

HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026		216,000	241,345
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2049		154,000	173,306
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025		2,750,000	3,038,750

			3,453,401

Medical-Wholesale Drug Distribution - 0.1%

Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*		97,000	99,362
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043		360,000	366,278

			465,640

Metal-Copper - 0.2%

Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023		1,558,000	1,589,783

Metal-Diversified - 0.1%

Glencore Funding LLC Company Guar. Notes 4.13% due 03/12/2024*		389,000	408,209

Metal-Iron - 0.1%

Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025#		1,022,000	1,020,723

Multimedia - 0.3%

E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*		2,033,000	2,060,954
Viacom, Inc. Senior Notes 4.38% due 03/15/2043		592,000	611,509

			2,672,463

Networking Products - 0.0%

Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021		364,000	365,830

Oil Companies-Exploration & Production - 1.3%

Apache Corp. Senior Notes 4.75% due 04/15/2043		294,000	273,351
Apache Corp. Senior Notes 5.10% due 09/01/2040		304,000	296,546

Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp. Company Guar. Notes 6.88% due 02/01/2025	1,099,000	857,220
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	1,035,000	965,137
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	218,000	212,574
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	2,264,000	905,600
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	513,000	532,562
Concho Resources, Inc. Company Guar. Notes 4.85% due 08/15/2048	137,000	153,298
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	193,000	225,468
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	281,000	280,250
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	1,700,000	782,000
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,914,000	1,704,206
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	1,498,000	1,048,600
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	140,000	172,661
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	209,000	261,359
Noble Energy, Inc. Senior Notes 4.20% due 10/15/2049	354,000	342,116
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	289,000	308,062
Occidental Petroleum Corp. Senior Notes 4.30% due 08/15/2039	179,000	181,104
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	220,000	267,513
Occidental Petroleum Corp. Senior Notes 7.50% due 05/01/2031	184,000	240,001
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	627,000	549,409

		10,559,037

Oil Companies-Integrated - 0.2%

Chevron Corp. Senior Notes 2.90% due 03/03/2024	349,000	362,162
Exxon Mobil Corp. FRS Senior Notes 2.48% (3 ML + 0.37%) due 03/06/2022	855,000	860,047

		1,222,209

Oil Field Machinery & Equipment - 0.1%

Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*	1,545,000	648,900
National Oilwell Varco, Inc. Senior Notes 3.60% due 12/01/2029	144,000	140,458

		789,358

Oil-Field Services - 0.3%

Calfrac Holdings LP Company Guar. Notes 8.50% due 06/15/2026*	971,000	392,041
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*	745,000	556,888
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	1,588,000	555,800
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	265,000	283,544
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	699,000	399,597
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	567,000	582,592

		2,770,462

Paper & Related Products - 0.1%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	491,000	564,351
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	450,000	472,138
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	132,000	135,909

		1,172,398

Petrochemicals - 0.0%

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*		149,000	153,940

Pharmacy Services - 0.2%

Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038		264,000	305,447
CVS Health Corp. Senior Notes 4.78% due 03/25/2038		835,000	948,460
CVS Health Corp. Senior Notes 5.05% due 03/25/2048		136,000	160,906

			1,414,813

Pipelines - 1.3%

Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*		189,000	190,822
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024		1,330,000	1,525,962
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029*		570,000	573,021
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025		1,007,000	1,037,210
Enable Midstream Partners LP Senior Notes 4.15% due 09/15/2029		184,000	171,649
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028		219,000	218,952
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035		356,000	369,673
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027		377,000	416,646
Energy Transfer Partners LP Sr. Notes 6.13% due 12/15/2045		157,000	177,062
EnLink Midstream LLC Company Guar. Notes 5.38% due 06/01/2029		401,000	339,727
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026		105,000	92,825
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045		18,000	12,240
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024		1,403,000	1,266,207
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023		678,000	633,571
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*		743,000	776,509
Kinder Morgan, Inc. Company Guar. Notes 1.50% due 03/16/2022	EUR	840,000	956,708
MPLX LP Senior Notes 5.50% due 02/15/2049		176,000	193,799
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*		283,000	293,052
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022		937,000	810,505
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048		190,000	161,567
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044		260,000	297,996

			10,515,703

Platinum - 0.1%

Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025		530,000	550,405

Poultry - 0.1%

Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*		935,000	1,009,800

Quarrying - 0.1%

Compass Minerals International, Inc. Company Guar. Notes 6.75% due 12/01/2027*		777,000	804,195

Radio - 0.3%

Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*		2,460,000	2,576,850

Real Estate Investment Trusts - 1.9%

American Tower Corp. Senior Notes 4.00% due 06/01/2025		237,000	253,308
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025		376,000	394,726

Crown Castle International Corp. Senior Notes 5.20% due 02/15/2049	244,000	303,025
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	1,362,000	1,416,480
CyrusOne LP/CyrusOne Finance Corp. Company Guar. Notes 3.45% due 11/15/2029	196,000	196,380
Duke Realty LP Senior Notes 2.88% due 11/15/2029	86,000	86,750
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	705,000	708,525
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	1,219,000	1,258,618
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	710,000	782,372
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	1,409,000	1,488,256
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	1,290,000	1,325,475
iStar, Inc. Senior Notes 5.25% due 09/15/2022	785,000	803,212
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027*	926,000	1,037,120
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	764,000	802,200
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	1,945,000	2,092,655
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 3.90% due 10/15/2029	272,000	272,215
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024	183,000	195,259
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	1,275,000	1,326,000
Vici Properties L.P. Company Guar. Notes 4.25% due 12/01/2026*	249,000	253,980
Vici Properties L.P. Company Guar. Notes 4.63% due 12/01/2029*	373,000	384,619
WEA Finance LLC Company Guar. Notes 2.88% due 01/15/2027*	194,000	193,105

		15,574,280

Real Estate Operations & Development - 0.3%

Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	2,006,000	2,060,262

Rental Auto/Equipment - 0.3%

Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,469,000	1,145,820
Ashtead Capital, Inc. Sec. Notes 4.00% due 05/01/2028*	413,000	413,516
Ashtead Capital, Inc. Sec. Notes 4.25% due 11/01/2029*	612,000	618,120
Capitol Investment Merger Sub 2 LLC Sec. Notes 10.00% due 08/01/2024*	534,000	532,665

		2,710,121

Retail-Appliances - 0.1%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	1,147,000	1,158,470

Retail-Discount - 0.1%

Walmart, Inc. Senior Notes 2.55% due 04/11/2023	420,000	428,470
Walmart, Inc. Senior Notes 3.05% due 07/08/2026	370,000	390,017

		818,487

Retail-Mail Order - 0.1%

QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	640,000	678,471

Retail-Petroleum Products - 0.1%

Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	870,000	918,633

Retail-Regional Department Stores - 0.0%

Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	327,000	332,886

Retail-Restaurants - 0.4%

Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	1,450,000	1,529,750

Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048		460,000	477,526
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049		89,000	90,745
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047		170,000	197,066
McDonald’s Corp. Senior Notes 4.45% due 09/01/2048		247,000	288,166
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*		878,000	908,730

			3,491,983

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(5)(7)(8)		25,000	0

Satellite Telecom - 0.2%

Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026		1,615,000	1,772,463

Savings & Loans/Thrifts - 0.2%

First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021		809,000	887,401
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028		506,000	539,187

			1,426,588

Security Services - 0.3%

Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*		1,512,000	1,557,360
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*		640,000	668,493

			2,225,853

Semiconductor Components-Integrated Circuits - 0.0%

QUALCOMM, Inc. Senior Notes 4.30% due 05/20/2047		127,000	143,487

Steel-Producers - 0.2%

Commercial Metals Co. Senior Notes 5.75% due 04/15/2026		1,169,000	1,211,376

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc. Senior Notes 5.45% due 11/15/2079		418,000	458,058

Telephone-Integrated - 1.1%

AT&T, Inc. Senior Notes 3.15% due 09/04/2036	EUR	430,000	557,720
AT&T, Inc. Senior Notes 4.30% due 02/15/2030		221,000	242,939
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		971,000	1,075,783
AT&T, Inc. Senior Notes 4.50% due 03/09/2048		175,000	190,579
AT&T, Inc. Senior Notes 4.85% due 07/15/2045		225,000	253,437
AT&T, Inc. Senior Notes 4.90% due 08/15/2037		361,000	412,543
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024		2,460,000	2,767,500
Level 3 Financing, Inc. Company Guar. Notes 4.63% due 09/15/2027*		1,062,000	1,080,585
Verizon Communications, Inc. Senior Notes 1.50% due 09/19/2039	EUR	440,000	472,157
Verizon Communications, Inc. Senior Notes 2.50% due 04/08/2031	GBP	300,000	405,866
Verizon Communications, Inc. FRS Senior Notes 3.12% (3 ML+1.00%) due 03/16/2022		855,000	868,314
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036		144,000	164,298
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		149,000	172,922
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037		398,000	502,933

			9,167,576

Television - 0.3%

Belo Corp. Company Guar. Notes 7.25% due 09/15/2027		830,000	937,900
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027		1,105,000	1,270,750
CBS Corp. Company Guar. Notes 3.70% due 06/01/2028		360,000	375,515

			2,584,165

Tools-Hand Held - 0.0%

Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026		225,000	237,954

Transport-Equipment & Leasing - 0.1%

GATX Corp. Senior Notes 4.35% due 02/15/2024		388,000	414,962

Transport-Marine - 0.0%

Kirby Corp. Senior Notes 4.20% due 03/01/2028		248,000	262,681

Transport-Rail - 0.1%

Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048		209,000	247,782
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049		332,000	375,517

			623,299

Transport-Truck - 0.0%

JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026		182,000	195,400

Trucking/Leasing - 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*		218,000	217,956
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*		414,000	438,509
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*		187,000	199,855

			856,320

Total U.S. Corporate Bonds & Notes
(cost $277,538,079)			280,100,280

FOREIGN CORPORATE BONDS & NOTES - 12.9%
Advertising Agencies - 0.1%

WPP Finance 2016 Company Guar. Notes 1.38% due 03/20/2025	EUR	900,000	1,031,921

Agricultural Chemicals - 0.3%

Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*		1,715,000	1,620,675
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*		1,176,000	1,217,160

			2,837,835

Airport Development/Maintenance - 0.2%

Heathrow Funding, Ltd. Senior Sec. Notes 6.75% due 12/03/2028	GBP	400,000	688,353
Mexico City Airport Trust Senior Sec. Notes 4.25% due 10/31/2026		1,300,000	1,339,000

			2,027,353

Auto-Cars/Light Trucks - 0.2%

FCE Bank PLC Senior Notes 1.11% due 05/13/2020	EUR	900,000	995,812
Volkswagen International Finance NV Company Guar. Notes 1.88% due 03/30/2027	EUR	600,000	696,646

			1,692,458

Auto/Truck Parts & Equipment-Original - 0.1%

Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*		1,135,000	993,125

Banks-Commercial - 1.6%

Banco Bilbao Vizcaya Argentaria SA Senior Notes 1.38% due 05/14/2025	EUR	300,000	346,999
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027		970,000	987,993
Banco do Brasil SA Senior Notes 4.75% due 03/20/2024*		1,330,000	1,393,840
Bank of Montreal Senior Notes 2.05% due 11/01/2022		741,000	741,430
BPCE SA Sub. Notes 4.63% due 07/18/2023	EUR	900,000	1,143,115
Credit Suisse AG Senior Notes 2.10% due 11/12/2021		420,000	420,902
Credit Suisse AG Sub. Notes 5.75% due 09/18/2025	EUR	1,100,000	1,263,375
Danske Bank A/S Senior Notes 0.88% due 05/22/2023	EUR	1,200,000	1,338,457
Danske Bank A/S Senior Notes 5.38% due 01/12/2024*		522,000	573,242
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*		277,000	280,812

ING Groep NV Senior Notes 4.63% due 01/06/2026*		220,000	244,031
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*		557,000	594,420
Malayan Banking Bhd Sub. Notes 3.91% due 10/29/2026		550,000	560,285
National Australia Bank, Ltd. FRS Senior Notes 2.74% (3 ML+0.58%) due 09/20/2021*		860,000	864,962
National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*		200,000	204,367
National Bank of Canada Senior Notes 2.15% due 10/07/2022*		464,000	463,694
Royal Bank of Canada FRS Senior Notes 2.64% (3 ML+0.73%) due 02/01/2022		855,000	864,520
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*		210,000	222,738
Skandinaviska Enskilda Banken AB Sub. Notes 2.50% due 05/28/2026	EUR	600,000	680,922

			13,190,104

Banks-Export/Import - 0.2%

Export-Import Bank of India Senior Notes 3.38% due 08/05/2026		1,400,000	1,432,598

Banks-Special Purpose - 0.1%

Kreditanstalt fuer Wiederaufbau Government Guar. Notes 1.63% due 03/15/2021		577,000	576,371

Building Societies - 0.1%

Nationwide Building Society Senior Notes 1.50% due 03/08/2026	EUR	350,000	401,716
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*		279,000	286,967

			688,683

Building-Residential/Commercial - 0.1%

Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*		600,000	611,070

Cable/Satellite TV - 0.4%

Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		1,050,000	1,116,885
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*		1,195,000	1,244,294
Sky, Ltd. Company Guar. Notes 2.50% due 09/15/2026	EUR	1,000,000	1,256,304

			3,617,483

Cellular Telecom - 0.7%

America Movil SAB de CV Senior Notes 0.75% due 06/26/2027	EUR	800,000	892,400
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*		1,479,000	1,561,269
Millicom International Cellular SA Senior Notes 6.63% due 10/15/2026*		200,000	217,750
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		2,176,000	2,322,880
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*		200,000	207,842
Vodafone Group PLC Senior Notes 2.88% due 11/20/2037	EUR	380,000	488,175
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049		146,000	165,504
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048		259,000	309,473

			6,165,293

Chemicals-Diversified - 0.2%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*		290,000	284,389
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*		360,000	347,130
Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		930,000	921,863

			1,553,382

Chemicals-Specialty - 0.0%

Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029*		160,000	160,499

Computer Software - 0.1%

Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*		599,000	610,352

Computers-Memory Devices - 0.1%

Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025		860,000	904,673

Containers-Metal/Glass - 0.3%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*		1,275,000	1,311,656
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*		1,250,000	1,359,375

			2,671,031

Containers-Paper/Plastic - 0.2%

Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.13% due 01/15/2026*		144,000	145,440
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*		1,238,000	1,287,520

			1,432,960

Cosmetics & Toiletries - 0.1%

Unilever PLC Company Guar. Notes 1.38% due 09/15/2024	GBP	300,000	392,543

Diagnostic Equipment - 0.1%

DH Europe Finance II SARL Company Guar. Notes 0.45% due 03/18/2028	EUR	690,000	749,634
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039		306,000	310,211

			1,059,845

Diamonds/Precious Stones - 0.0%

Petra Diamonds US Treasury PLC Sec. Notes 7.25% due 05/01/2022		520,000	346,450

Disposable Medical Products - 0.1%

Becton Dickinson Euro Finance SARL Company Guar. Notes 1.21% due 06/04/2026	EUR	680,000	767,282

Diversified Banking Institutions - 1.5%

Banco Santander SA Senior Notes 3.31% due 06/27/2029		400,000	412,445
BNP Paribas SA Senior Notes 3.38% due 01/23/2026	GBP	300,000	421,294
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*		476,000	514,238
Credit Suisse Group AG Senior Notes 1.25% due 07/17/2025	EUR	550,000	626,779
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021		201,000	203,993
HSBC Holdings PLC FRS Senior Notes 2.78% (3 ML+0.65%) due 09/11/2021		850,000	852,395
HSBC Holdings PLC Senior Notes 3.00% due 07/22/2028	GBP	450,000	613,202
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021		406,000	412,481
Lloyds Banking Group PLC Senior Notes 0.63% due 01/15/2024	EUR	725,000	802,311
Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 2.73% (3 ML+0.79%) due 07/25/2022		855,000	860,236
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024		900,000	938,397
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025		643,000	642,557
Mizuho Financial Group, Inc. Senior Notes 3.15% due 07/16/2030		304,000	310,766
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*		383,000	395,910
Royal Bank of Scotland Group PLC Sub. Notes 3.75% due 11/01/2029		438,000	441,895
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025		200,000	211,081
Sumitomo Mitsui Financial Group, Inc. FRS Senior Notes 2.78% (3 ML+0.78%) due 07/12/2022		860,000	864,734
UBS AG Sub. Notes 4.75% due 02/12/2026	EUR	750,000	866,556
UBS Group Funding Switzerland AG Company Guar. Bonds 1.25% due 09/01/2026	EUR	650,000	753,450
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*		293,000	301,002
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*		200,000	208,079
UniCredit SpA Senior Notes 6.57% due 01/14/2022*		377,000	404,153

UniCredit SpA Sub. Notes 7.30% due 04/02/2034*		519,000	597,013

			12,654,967

Diversified Financial Services - 0.4%

Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*		1,161,000	1,250,978
GE Capital European Funding Unlimited Co. Company Guar. Notes 5.38% due 01/23/2020	EUR	1,275,000	1,415,166
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025		793,000	819,676

			3,485,820

Diversified Manufacturing Operations - 0.2%

Siemens Financieringsmaatschappij NV FRS Company Guar. Notes 2.73% (3 ML+0.61%) due 03/16/2022*		855,000	859,154
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.88% due 03/10/2028	EUR	450,000	606,095
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*		518,000	544,496

			2,009,745

Diversified Minerals - 0.3%

Anglo American Capital PLC Company Guar. Notes 1.63% due 03/11/2026	EUR	675,000	771,937
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*		1,575,000	1,575,000

			2,346,937

Electric-Generation - 0.3%

Electricite de France SA Senior Notes 5.00% due 09/21/2048*		200,000	238,992
Electricite de France SA Senior Notes 6.25% due 05/30/2028	GBP	700,000	1,218,143
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL Company Guar. Notes 4.65% due 10/30/2023		650,000	686,164

			2,143,299

Electric-Integrated - 0.3%

EDP Finance BV Senior Notes 2.00% due 04/22/2025	EUR	$1,020,000	1,216,179
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*		278,000	313,067
Gas Natural Fenosa Finance BV Company Guar. Notes 1.38% due 01/21/2025	EUR	600,000	700,528
Perusahaan Listrik Negara PT Senior Notes 4.88% due 07/17/2049*		200,000	212,776

			2,442,550

Electronic Components-Semiconductors - 0.0%

NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*		328,000	350,065

Energy-Alternate Sources - 0.1%

Adani Green Energy UP, Ltd./Prayatna Developers Pvt, Ltd./Parampujya Solar Energy Senior Sec. Notes 6.25% due 12/10/2024*		510,000	542,323

Finance-Commercial - 0.1%

Unifin Financiera SAB de CV SOFOM ENR Company Guar. Notes 7.25% due 09/27/2023		520,000	538,850

Finance-Consumer Loans - 0.1%

goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*		1,045,000	1,052,838

Finance-Leasing Companies - 0.3%

Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*		1,775,000	1,907,947
ICBCIL Finance Co., Ltd. Senior Notes 3.63% due 11/15/2027		500,000	513,137

			2,421,084

Food-Baking - 0.0%

Grupo Bimbo SAB de CV Company Guar. Notes 4.00% due 09/06/2049*		206,000	194,464

Food-Meat Products - 0.2%

JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*		1,484,000	1,530,004

Food-Misc./Diversified - 0.1%

Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027		720,000	729,000

Insurance-Life/Health - 0.1%

Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028		289,000	297,936
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032		307,000	320,158

			618,094

Insurance-Property/Casualty - 0.1%

Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029		517,000	552,580

Machinery-Farming - 0.1%

CNH Industrial Finance Europe SA Company Guar. Notes 1.88% due 01/19/2026	EUR	600,000	695,875
CNH Industrial NV Senior Notes 3.85% due 11/15/2027		154,000	160,618

			856,493

Medical-Drugs - 0.4%

Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*		1,170,000	1,216,765
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*		900,000	560,250
GlaxoSmithKline Capital PLC FRS Company Guar. Notes 2.26% (3 ML+0.35%) due 05/14/2021		860,000	861,846
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021		354,000	360,067

			2,998,928

Metal-Copper - 0.1%

First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*		525,000	517,125

First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*		514,000	520,425

			1,037,550

Metal-Diversified - 0.1%

Chinalco Capital Holdings, Ltd. Company Guar. Notes 4.25% due 04/21/2022		800,000	810,925
Glencore Finance Europe, Ltd. Company Guar. Notes 1.50% due 10/15/2026	EUR	350,000	392,468

			1,203,393

Metal-Iron - 0.2%

Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*		1,299,000	1,386,683

Non-Ferrous Metals - 0.0%

Codelco, Inc. Senior Notes 3.70% due 01/30/2050*		403,000	390,625

Oil Companies-Exploration & Production - 0.4%

Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025		284,000	301,142
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		1,229,000	1,277,472
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024		1,000,000	1,008,696
Wintershall Dea Finance B.V. Company Guar. Notes 0.84% due 09/25/2025	EUR	800,000	884,825

			3,472,135

Oil Companies-Integrated - 0.8%

BP Capital Markets PLC Company Guar. Notes 2.27% due 07/03/2026	GBP	700,000	953,663
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	400,000	512,074
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025		804,000	855,824
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027		228,000	239,407
Ecopetrol SA Senior Notes 5.88% due 05/28/2045		500,000	572,500
Petro-Canada Senior Notes 5.95% due 05/15/2035		146,000	187,068
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041		600,000	681,810
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035		1,100,000	1,102,750
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		1,000,000	983,550
Petroleos Mexicanos Company Guar. Notes 7.69% due 01/23/2050*		242,000	259,487
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049		299,000	319,128

			6,667,261

Paper & Related Products - 0.2%

Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*		535,000	543,132
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*		868,000	889,700

			1,432,832

Real Estate Operations & Development - 0.1%

Aroundtown SA Senior Notes 1.45% due 07/09/2028	EUR	600,000	668,980

Retail-Petroleum Products - 0.1%

eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*		1,157,000	1,142,538

Satellite Telecom - 0.2%

Telesat Canada Senior Secured Notes 4.88% due 06/01/2027*		407,000	413,614
Telesat Canada/Telesat LLC Senior Notes 6.50% due 10/15/2027*		1,030,000	1,062,136

			1,475,750

Security Services - 0.2%

GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*		1,587,000	1,650,480

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015†*(5)(7)(8)		560,000	0

SupraNational Banks - 0.0%

International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025		316,000	340,465

Telephone-Integrated - 0.3%

British Telecommunications PLC Company Guar. Notes 3.25% due 11/08/2029*		291,000	288,134
Orange SA Senior Notes 1.88% due 09/12/2030	EUR	600,000	744,258
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		220,000	269,914
Telefonica Emisiones SA Company Guar. Notes 5.45% due 10/08/2029	GBP	400,000	666,260
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038		562,000	625,053

			2,593,619

Transport-Marine - 0.1%

PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		475,000	501,719

Transport-Rail - 0.2%

Canadian National Railway Co. Senior Notes 2.85% due 12/15/2021		165,000	167,549
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		169,000	250,161
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042		850,000	1,133,118

			1,550,828

Total Foreign Corporate Bonds & Notes
(cost $105,710,790)			107,746,210

FOREIGN GOVERNMENT OBLIGATIONS - 8.4%
Sovereign - 8.3%

Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029		2,000,000	2,120,160
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		1,024,000	1,082,675
Dominican Republic Senior Bonds 6.85% due 01/27/2045		1,900,000	2,078,600
Emirate of Abu Dhabi Senior Notes 2.50% due 10/11/2022		1,050,000	1,061,298
Emirate of Abu Dhabi Senior Notes 2.50% due 09/30/2029*		700,000	695,667
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027		1,950,000	2,042,001
Federal Republic of Nigeria Senior Notes 6.50% due 11/28/2027		700,000	698,264
Federal Republic of Nigeria Senior Notes 7.63% due 11/28/2047		530,000	499,790
Federative Republic of Brazil Senior Notes 4.75% due 01/14/2050		700,000	675,843
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		1,100,000	1,208,625
Government of Mongolia Senior Notes 5.13% due 12/05/2022		1,000,000	1,019,539
Government of Mongolia Senior Notes 5.63% due 05/01/2023		1,000,000	1,025,175
Government of Ukraine Senior Notes 7.75% due 09/01/2023		800,000	848,872

Government of Ukraine Senior Notes 7.75% due 09/01/2024		550,000	580,798
Government of Ukraine Senior Notes 9.75% due 11/01/2028		1,800,000	2,089,375
Kingdom of Bahrain Senior Bonds 5.63% due 09/30/2031*		350,000	364,350
Kingdom of Bahrain Senior Notes 7.00% due 10/12/2028		1,300,000	1,495,000
Kingdom of Bahrain Senior Notes 7.50% due 09/20/2047		900,000	1,057,770
Kingdom of Saudi Arabia Senior Notes 4.38% due 04/16/2029		1,050,000	1,173,060
Kingdom of Saudi Arabia Senior Notes 5.00% due 04/17/2049		750,000	895,500
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		850,000	1,014,900
Republic of Angola Senior Notes 8.00% due 11/26/2029*		1,260,000	1,255,010
Republic of Angola Senior Notes 9.38% due 05/08/2048		540,000	552,960
Republic of Colombia Senior Notes 3.88% due 04/25/2027		200,000	210,000
Republic of Colombia Senior Notes 5.00% due 06/15/2045		600,000	685,500
Republic of Colombia Senior Notes 10.38% due 01/28/2033		1,200,000	1,926,000
Republic of Ecuador Senior Notes 7.88% due 01/23/2028		1,900,000	1,482,000
Republic of Ecuador Senior Notes 10.75% due 03/28/2022		1,170,000	1,029,600
Republic of Ecuador Senior Notes 10.75% due 01/31/2029		1,340,000	1,118,913
Republic of Ghana Senior Notes 8.13% due 03/26/2032		700,000	689,500
Republic of Ghana Senior Notes 8.95% due 03/26/2051		550,000	538,450
Republic of Ghana Government Guar. Notes 10.75% due 10/14/2030		730,000	912,515
Republic of Guatemala Senior Notes 4.88% due 02/13/2028		1,195,000	1,254,750
Republic of Guatemala Senior Notes 4.90% due 06/01/2030*		700,000	735,000
Republic of Honduras Senior Notes 6.25% due 01/19/2027		870,000	933,075
Republic of Indonesia Senior Notes 3.70% due 01/08/2022		1,000,000	1,026,793
Republic of Indonesia Senior Notes 4.35% due 01/08/2027		500,000	543,281
Republic of Italy Bonds 1.75% due 07/01/2024	EUR	750,000	870,250
Republic of Italy Senior Notes 2.88% due 10/17/2029		259,000	248,010
Republic of Italy Bonds 3.00% due 08/01/2029	EUR	325,000	415,484
Republic of Italy Senior Notes 4.00% due 10/17/2049		482,000	468,713
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	375,000	608,824
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032		1,980,000	1,943,925
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*		900,000	881,316
Republic of Kazakhstan Senior Notes 6.50% due 07/21/2045		700,000	1,015,476
Republic of Kenya Senior Notes 6.88% due 06/24/2024		900,000	959,166
Republic of Lebanon Senior Notes 6.65% due 02/26/2030		600,000	269,850
Republic of Panama Senior Notes 3.87% due 07/23/2060		900,000	956,250
Republic of Panama Senior Notes 4.50% due 05/15/2047		900,000	1,062,000
Republic of Panama Senior Notes 6.70% due 01/26/2036		780,000	1,096,883
Republic of Peru Senior Notes 5.63% due 11/18/2050		470,000	685,730
Republic of South Africa Senior Bonds 4.88% due 04/14/2026		660,000	682,229

Republic of South Africa Senior Notes 5.75% due 09/30/2049		1,400,000	1,336,955
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030*#		2,310,000	2,182,956
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		1,080,000	1,593,768
Republic of Turkey Senior Notes 5.75% due 05/11/2047		1,000,000	855,036
Republic of Turkey Senior Notes 6.88% due 03/17/2036		1,340,000	1,340,643
Russian Federation Senior Notes 4.38% due 03/21/2029*		1,400,000	1,540,140
Russian Federation Senior Notes 5.25% due 06/23/2047		600,000	736,608
Russian Federation Senior Notes 7.50% due 03/31/2030		619,750	706,565
State of Kuwait Senior Notes 2.75% due 03/20/2022		1,600,000	1,622,352
State of Qatar Senior Notes 2.38% due 06/02/2021		1,050,000	1,052,625
State of Qatar Senior Notes 4.50% due 04/23/2028		1,550,000	1,772,977
State of Qatar Senior Notes 5.10% due 04/23/2048		1,030,000	1,318,400
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	300,000	578,011
United Mexican States Senior Notes 4.50% due 04/22/2029		255,000	279,480
United Mexican States Senior Bonds 4.75% due 03/08/2044		208,000	226,720
United Mexican States Senior Notes 5.55% due 01/21/2045		1,600,000	1,943,888

			69,871,839

Sovereign Agency - 0.1%

Kommunalbanken AS Senior Notes 1.75% due 09/15/2020*		468,000	468,107

Total Foreign Government Obligations
(cost $70,098,052)			70,339,946

U.S. GOVERNMENT AGENCIES - 28.4%
Federal Home Loan Mtg. Corp. - 6.2%

2.50% due 01/01/2028		166,987	169,620
2.50% due 03/01/2031		232,566	235,353
2.50% due 10/01/2032		3,188,981	3,227,261
2.50% due 11/01/2032		1,484,271	1,509,768
2.52% due 04/01/2042		474,253	499,223
2.60% due 03/01/2023		13,166	13,605
2.60% due 05/01/2034		50,862	56,130
2.84% due 08/01/2042		423,901	448,050
3.00% due 04/01/2043		397,443	410,225
3.00% due 11/01/2046		9,019,204	9,245,081
3.00% due 08/01/2049		2,236,625	2,269,125
3.50% due 09/01/2043		34,977	36,607
3.50% due 07/01/2045		4,305,890	4,503,111
3.50% due 03/01/2046		3,108,491	3,240,857
3.50% due 11/01/2047		2,003,188	2,074,470
3.50% due 03/01/2048		11,343,386	11,898,688
3.50% due 08/01/2049		9,395,230	9,656,911
4.00% due 01/01/2046		268,031	285,396
4.00% due 01/01/2047		66,053	70,835
4.00% due 12/01/2048		701,674	728,835
4.50% due 02/01/2020		148	153
4.50% due 08/01/2020		397	410
5.00% due 11/01/2043		40,912	45,188
5.50% due 03/01/2042		245,711	258,649
5.50% due 06/01/2022		7,676	7,885
5.50% due 07/01/2035		14,695	16,559
5.53% due 04/01/2028		343,377	348,789
6.00% due 03/01/2040		40,434	46,435
6.50% due 02/01/2036		7,858	9,001
Federal Home Loan Mtg. Corp. FRS
2.48% (12 ML+1.88%) due 11/01/2037		107,539	113,809
2.60% (6 ML+1.49%) due 02/01/2037		12,432	12,850
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(3)		443,162	451,779
Series 4800, Class KG 3.50% due 11/15/2045(3)		200,000	204,518
Series 3820, Class DA 4.00% due 11/15/2035(3)		33,983	33,964
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 5.03% (6.80%-1 ML) due 09/15/2039(3)(4)(12)		113,116	15,402
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2015-HQA2, Class M2 4.51% (1 ML+2.80%) due 05/25/2028(3)		45,908	46,138

			52,190,680

Federal National Mtg. Assoc. - 20.1%
2.50% due 12/01/2026		514,816	520,689
2.50% due 08/01/2031		2,847,349	2,880,029

2.50% due 02/01/2032	1,089,444	1,103,824
2.80% due 08/01/2045	3,469,092	3,806,482
2.81% due 02/01/2033	1,709,213	1,754,867
3.00% due 10/01/2027	144,473	148,425
3.00% due 12/01/2027	202,743	208,545
3.00% due 10/01/2030	286,485	294,476
3.00% due 02/01/2033	2,686,230	2,757,955
3.00% due 07/01/2034	5,188,375	5,312,524
3.00% due 11/01/2039	2,241,334	2,294,656
3.00% due 12/01/2042	119,645	122,843
3.00% due 08/01/2046	9,037,974	9,259,119
3.00% due 01/01/2047	2,898,253	2,968,274
3.00% due 04/01/2047	3,163,009	3,238,016
3.00% due 04/01/2048	4,213,000	4,297,257
3.00% due 09/01/2048	4,916,101	5,034,391
3.31% due 09/01/2038	44,331	50,812
3.50% due 09/01/2026	151,794	158,038
3.50% due 08/01/2027	43,031	44,594
3.50% due 10/01/2028	160,238	167,550
3.50% due 03/01/2033	1,528,385	1,588,571
3.50% due 08/01/2033	3,079,136	3,192,892
3.50% due 08/01/2042	251,668	258,706
3.50% due 10/01/2045	432,906	455,680
3.50% due 11/01/2045	333,529	347,665
3.50% due 07/01/2046	4,368,485	4,585,110
3.50% due 01/01/2047	733,592	762,586
3.50% due 12/01/2047	20,338,042	21,223,578
3.50% due 04/01/2048	9,647,632	10,009,850
4.00% due 11/01/2025	70,162	73,184
4.00% due 03/01/2039	3,288,023	3,420,717
4.00% due 12/01/2040	25,994	27,634
4.00% due 01/01/2043	1,777,531	1,902,328
4.00% due 10/01/2044	540	573
4.00% due 02/01/2045	2,445,130	2,621,068
4.00% due 06/01/2046	522,623	551,137
4.00% due 01/01/2047	20,692	21,740
4.00% due 05/01/2047	546,036	572,863
4.00% due 07/01/2047	3,597,412	3,756,268
4.00% due 08/01/2047	6,708,027	7,039,636
4.00% due 06/01/2048	3,623,964	3,831,744
4.00% due 07/01/2048	3,939,022	4,084,957
4.00% due 09/01/2048	854,766	894,604
4.00% due 10/01/2048	6,947,992	7,219,412
4.00% due 01/01/2049	7,315,153	7,592,256
4.00% due 03/01/2049	6,612,968	6,854,871
4.50% due 10/01/2048	1,665,093	1,754,729
4.50% due 11/01/2048	3,887,202	4,092,887
4.50% due 12/01/2048	7,290,057	7,655,504
4.50% due 03/01/2049	7,460,778	7,846,443
5.00% due 01/01/2023	15,780	16,348
5.00% due 04/01/2023	16,339	16,989
5.00% due 03/01/2037	6,833	7,296
5.00% due 05/01/2040	162,951	178,061
5.00% due 06/01/2040	49,282	54,366
5.00% due 02/01/2045	472,881	519,695
5.50% due 08/01/2037	206,976	232,626
5.50% due 06/01/2038	24,145	27,131
6.00% due 02/01/2032	2,915	3,216
6.00% due 10/01/2034	111	123
6.00% due 11/01/2038	13,434	15,433
6.00% due 06/01/2040	11,447	13,153
6.50% due 11/01/2037	38,226	43,029
Federal National Mtg. Assoc. FRS
2.84% (12 ML+1.57%) due 05/01/2037	20,590	21,520
3.79% (12 ML+1.83%) due 10/01/2040	46,157	48,345
3.85% (6 ML+1.54%) due 09/01/2035	96,627	100,090
4.07% (12 ML+1.82%) due 10/01/2040	22,170	23,367
4.19% (12 ML+1.76%) due 05/01/2040	94,472	99,661
4.49% (12 ML+1.66%) due 07/01/2039	75,926	79,445
4.56% (12 ML+1.91%) due 08/01/2035	66,570	70,303
4.57% (1 Yr USTYCR+2.21%) due 10/01/2035	86,863	91,797
4.67% (1 Yr USTYCR+2.26%) due 11/01/2036	33,700	35,590
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00% due 12/25/2047(3)	1,055,077	1,091,191
Series 2018-27, Class EA 3.00% due 05/25/2048(3)	2,559,088	2,638,896
Series 2018-35, Class CD 3.00% due 05/25/2048(3)	2,173,967	2,241,825

		168,332,055

Government National Mtg. Assoc. - 2.1%

3.00% due 03/20/2046	331,855	342,949
3.00% due 05/20/2046	4,765,422	4,921,092
3.50% due 07/20/2046	599,413	625,615
3.50% due 03/20/2047	371,589	386,019
4.00% due 05/20/2048	3,422,078	3,568,016
4.00% due 03/20/2049	866,419	900,413
4.50% due 10/20/2045	3,650,336	3,898,514
4.50% due 04/20/2047	2,704,555	2,843,455

		17,486,073

Total U.S. Government Agencies
(cost $232,783,549)		238,008,808

U.S. GOVERNMENT TREASURIES - 1.6%
United States Treasury Bonds - 0.9%

2.25% due 08/15/2049	317,000	320,021
2.88% due 05/15/2049	6,574,000	7,525,689

		7,845,710

United States Treasury Notes - 0.7%

1.38% due 08/31/2020	235,000	234,468
1.50% due 11/30/2024	300,000	298,289
1.63% due 08/15/2029	309,000	304,413
1.75% due 07/31/2021	404,000	404,537
2.50% due 05/31/2020	3,000,000	3,012,070

2.88% due 10/31/2020	1,300,000	1,313,711

		5,567,488

Total U.S. Government Treasuries
(cost $13,327,260)		13,413,198

LOANS(13)(14)(15) - 4.9%
Applications Software - 0.0%

Project Boost Purchaser LLC FRS BTL-B coupon TBD due 06/01/2026	227,375	225,102

Athletic Equipment - 0.1%

Varsity Brands Holding Co., Inc. FRS 1st Lien 5.20% (1 ML+3.50%) due 12/15/2024	400,816	378,871

Auction Houses/Art Dealers - 0.0%

Sotheby’s FRS BTL-B 7.27% (1 ML+5.50%) due 01/15/2027	291,331	283,501

Auto Repair Centers - 0.1%

Mavis Tire Express Services Corp. FRS Delayed Draw 3.00% (3 ML+3.00%)(11) due 03/20/2025	38,131	36,225
Mavis Tire Express Services Corp. FRS Delayed Draw 4.95% (1 ML+3.25%) due 03/20/2025	11,074	10,520
Mavis Tire Express Services Corp. FRS 1st Lien 4.95% (1 ML+3.25%) due 03/20/2025	386,845	367,503
Wand NewCo 3, Inc. FRS 1st Lien 5.20% (1 ML+3.50%) due 02/05/2026	250,951	251,682

		665,930

Broadcast Services/Program - 0.1%

NEP Group, Inc. FRS BTL 4.95% (1 ML+3.25%) due 10/20/2025	441,687	414,450

Building & Construction-Misc. - 0.1%

Verra Mobility Corp. FRS 1st Lien 5.45% (1 ML+3.75%) due 02/28/2025	414,722	415,932

Building Products-Air & Heating - 0.0%

API Heat Transfer ThermaSys Corp. FRS 1st Lien 8.10% (3 ML+6.00%) due 12/31/2023	379,358	341,422

Building Products-Doors & Windows - 0.1%

CHI Doors Holdings Corp. FRS 1st Lien 4.95% (1 ML+3.25%) due 07/29/2022	388,974	389,461

Building-Heavy Construction - 0.0%

USIC Holdings, Inc. FRS BTL 4.95% (1 ML+3.25%) due 12/08/2023	299,155	295,041

Cable/Satellite TV - 0.1%

CSC Holdings LLC FRS BTL-B5 4.33% (2 ML+2.50%) due 04/15/2027	834,438	834,786

Casino Hotels - 0.1%

Caesars Resort Collection LLC FRS BTL-B 4.45% (1 ML+2.75%) due 12/23/2024	443,614	440,194
CityCenter Holdings LLC FRS BTL-B 3.95% (1 ML+2.25%) due 04/18/2024	386,574	387,057

		827,251

Casino Services - 0.0%

Stars Group Holdings FRS BTL 5.60% (3 ML+3.50%) due 07/10/2025	307,147	308,516

Cellular Telecom - 0.1%

Altice France SA FRS BTL-B 5.45% (1 ML+3.69%) due 01/31/2026	136,392	134,601

Altice France SA FRS BTL-B13 5.77% (1 ML+4.00%) due 08/14/2026	440,550	436,787
Sprint Communications, Inc. FRS BTL-B 4.75% (1 ML+3.00%) due 02/02/2024	352,211	351,037

		922,425

Chemicals-Diversified - 0.1%

Hexion, Inc. FRS BTL 5.60% (3 ML+3.50%) due 07/01/2026	448,724	449,285

Chemicals-Specialty - 0.0%

LTI Holdings, Inc. FRS 1st Lien 5.20% (1 ML+3.50%) due 09/06/2025	305	260

Starfruit US HoldCo. LLC FRS BTL-B 5.01% (1 ML+3.25%) due 10/01/2025	320,340	316,816

		317,076

Commercial Services-Finance - 0.1%

Financial & Risk US Holdings, Inc. FRS BTL 5.45% (1 ML+3.75%) due 10/01/2025	373,843	375,945
MoneyGram International, Inc. FRS BTL 7.70% (1 ML+6.00%) due 06/30/2023	348,108	304,595

		680,540

Computer Data Security - 0.1%

McAfee LLC FRS BTL-B1 5.45% (1 ML+3.75%) due 09/30/2024	380,639	380,829

Computer Graphics - 0.0%

Corel, Inc. FRS BTL 6.84% (2 ML+5.00%) due 07/02/2026	366,791	350,285

Computer Services - 0.0%

Tempo Acquisition LLC FRS BTL-B 4.79% (1 ML+3.00%) due 11/16/2026	377,627	377,249

Computer Software - 0.1%

Rackspace Hosting, Inc. FRS 1st Lien 4.84% (2 ML+3.00%) due 11/03/2023	1,066	998
Rackspace Hosting, Inc. FRS 1st Lien 4.90% (3 ML+3.00%) due 11/03/2023	415,904	389,325
Vertafore, Inc. FRS 1st Lein 4.95% (1 ML+3.25%) due 07/02/2025	148,313	143,794
Vertafore, Inc. FRS 2nd Lien 8.95% (1 ML+7.25%) due 07/02/2026	216,071	210,399

		744,516

Consulting Services - 0.0%

AlixPartners LLP FRS BTL 4.45% (1 ML+2.75%) due 04/04/2024	217,766	218,651

Containers-Metal/Glass - 0.1%

BWAY Corp. FRS BTL 5.23% (3 ML+3.25%) due 04/03/2024	387,543	379,308

Containers-Paper/Plastic - 0.1%

Charter NEX US, Inc. FRS 1st Lien 4.70% (1 ML+3.00%) due 05/16/2024	441,612	436,092

Cosmetics & Toiletries - 0.0%

Sunshine Luxembourg VII SARL FRS BTL 6.35% (3 ML+4.25%) due 10/01/2026	335,596	336,687

Data Processing/Management - 0.1%

CCC Information Services, Inc. FRS 1st Lien 4.46% (1 ML+2.75%) due 04/29/2024	381,604	379,140

Disposable Medical Products - 0.2%

Sotera Health Holdings LLC FRS BTL 4.93% (3 ML+3.00%) due 05/15/2022	1,683,955	1,673,009

Distribution/Wholesale - 0.1%

Fastlane Parent Co., Inc. FRS 1st Lien 6.60% (3 ML+4.50%) due 02/04/2026	342,140	322,467
Univar USA, Inc. FRS BTL-B3 3.95% (1 ML+2.25%) due 07/01/2024	307,662	308,046

		630,513

Diversified Operations - 0.1%

Travelport Finance Luxembourg SARL FRS BTL 7.10% (3 ML+5.00%) due 05/29/2026	478,536	435,468

E-Commerce/Services - 0.0%

RentPath LLC FRS 2nd Lien 10.91% (3 ML+9.00%) due 12/17/2022	2,178,597	253,262

Electronic Components-Misc. - 0.0%

AI Ladder Luxembourg Subco SARL FRS BTL 6.60% (3 ML+4.50%) due 07/09/2025	370,181	361,389

Electronic Components-Semiconductors - 0.0%

Bright Bidco BV FRS BTL-B 5.20% (1 ML+3.50%) due 06/30/2024	187,701	87,829
Bright Bidco BV FRS BTL-B 5.60% (3 ML+3.50%) due 06/30/2024	387,297	181,223

		269,052

Enterprise Software/Service - 0.4%

Applied Systems, Inc. FRS 1st Lein 5.35% (3 ML+3.25%) due 09/19/2024	365,734	364,036

Dcert Buyer, Inc. FRS BTL-B 5.70% (1 ML+4.00%) due 10/16/2026	277,610	275,296
Epicor Software Corp. FRS 1st Lien 4.96% (1 ML+3.25%) due 06/01/2022	367,937	367,937
Finastra USA, Inc. FRS BTL-B 5.70% (2 ML+3.50%) due 06/13/2024	51,663	50,436
Finastra USA, Inc. FRS BTL-B 5.70% (6 ML+3.50%) due 06/13/2024	333,703	325,778
Greeneden US Holdings II LLC FRS BTL 4.95% (1 ML+3.25%) due 12/01/2023	381,610	381,293
Informatica LLC FRS BTL 4.95% (1 ML+3.25%) due 08/05/2022	439,165	439,530
Kronos, Inc. FRS 1st Lien 4.91% (3 ML+3.00%) due 11/01/2023	387,000	386,862
MYOB US Borrower LLC FRS BTL 5.70% (1 ML+4.00%) due 05/06/2026	331,250	332,078
Sophia LP FRS BTL-B 5.35% (3 ML+3.25%) due 09/30/2022	355,002	354,736
Ultimate Software Group, Inc. FRS 1st Lien 5.45% (1 ML+3.75%) due 05/04/2026	267,090	268,292

		3,546,274

Finance-Credit Card - 0.0%

Pi US Mergerco, Inc. FRS 1st Lien 4.95% (1 ML+3.25%) due 01/03/2025	372,259	370,514

Finance-Investment Banker/Broker - 0.1%

Deerfield Dakota Holding LLC FRS BTL-B 4.95% (1 ML+3.25%) due 02/13/2025	444,600	438,487

Gambling (Non-Hotel) - 0.1%

Mohegan Tribal Gaming Authority FRS BTL-B 5.70% (1 ML+4.00%) due 10/13/2023	418,388	387,009
Scientific Games International, Inc. FRS BTL-B5 4.45% (1 ML+2.75%) due 08/14/2024	394,829	393,151

		780,160

Hazardous Waste Disposal - 0.1%

GFL Environmental, Inc. FRS BTL 4.70% (1 ML+3.00%) due 05/30/2025	401,585	397,168

Health Care Providers & Services - 0.0%

HC Group Holdings II, Inc. FRS BTL-B 6.20% (1 ML+4.50%) due 08/06/2026	368,932	361,784

Insurance Brokers - 0.1%

Alliant Holdings Intermediate LLC FRS BTL-B1 4.70% (1 ML+3.00%) due 05/09/2025	405,608	401,248
HUB International, Ltd. FRS BTL-B 4.65%-4.69% (3 ML+2.75%) due 04/25/2025	401,764	395,738

		796,986

Insurance-Property/Casualty - 0.1%

Asurion LLC FRS BTL-B6 4.70% (1 ML+3.00%) due 11/03/2023	374,715	374,903
Asurion LLC FRS 2nd Lien 8.20% (1 ML+6.50%) due 08/04/2025	16,737	16,810
Sedgwick Claims Management Services, Inc. FRS BTL 4.95% (1 ML+3.25%) due 12/31/2025	322,102	316,264

		707,977

Internet Financial Services - 0.1%

ION Trading Finance, Ltd. FRS BTL 6.06% (3 ML+4.00%) due 11/21/2024	451,329	428,762

Machinery-Electrical - 0.0%

Brookfield WEC Holdings, Inc. FRS 1st Lien 5.20% (1 ML+3.50%) due 08/01/2025	264,525	264,608

Machinery-General Industrial - 0.1%

Shape Technologies Group, Inc. FRS BTL 4.93% (3 ML+3.00%) due 04/21/2025	316,069	281,301
Welbilt, Inc. FRS BTL-B 4.20% (1 ML+2.50%) due 10/23/2025	298,000	298,373

		579,674

Machinery-Pumps - 0.0%

STS Operating, Inc. FRS BTL 5.95% (1 ML+4.25%) due 12/11/2024	357,468	347,637

Medical-Drugs - 0.1%

Akorn, Inc. FRS BTL-B 7.95% (1 ML+6.25%) due 04/16/2021	362,779	343,431
Alphabet Holding Co., Inc. FRS 1st Lien 5.20% (1 ML+3.50%) due 09/26/2024	444,332	413,507
Bausch Health Americas, Inc. FRS BTL 4.52% (1 ML+2.75%) due 11/27/2025	255,550	256,462
Bausch Health Americas, Inc. FRS BTL 4.77% (1 ML+3.00%) due 06/02/2025	49,560	49,774

		1,063,174

Medical-Generic Drugs - 0.1%

Alvogen Pharma US, Inc. FRS BTL-B 6.45% (1 ML+4.75%) due 04/02/2022	431,666	362,330
Amneal Pharmaceuticals LLC FRS BTL-B 5.25% (1 ML+3.50%) due 05/04/2025	550,728	423,142

		785,472

Medical-HMO - 0.0%

MPH Acquisition Holdings LLC FRS BTL-B 4.85% (3 ML+2.75%) due 06/07/2023	354,574	337,954

Medical-Hospitals - 0.0%

RegionalCare Hospital Partners Holdings, Inc. FRS BTL-B 6.20% (1 ML+4.50%) due 11/17/2025	340,143	341,631

Metal Processors & Fabrication - 0.1%

Crosby US Acquisition Corp. FRS BTL-B 6.47% (1 ML+4.75%) due 06/26/2026	290,831	276,289
Form Technologies LLC FRS BTL 5.35% (3 ML+3.25%) due 01/28/2022	383,556	356,707
SEI Holdings I Corp. FRS 1st Lien 5.70% (1 ML+4.00%) due 03/27/2021	451,417	431,104

		1,064,100

Miscellaneous Manufacturing - 0.0%

Excelitas Technologies Corp. FRS 2nd Lien 9.59% (3 ML+7.50%) due 12/01/2025	338,000	319,410

Motion Pictures & Services - 0.0%

Creative Artists Agency LLC Term Loan B coupon TBD due 11/27/2026	221,134	220,581

Multimedia - 0.0%

EW Scripps Co. FRS BTL-B1 4.45% (1 ML+2.75%) due 05/01/2026	251,175	251,363

Oil Companies-Exploration & Production - 0.0%

Osum Production Corp. FRS BTL 11.60% (3 ML+9.50%) due 07/31/2022	438,080	376,749

Pharmacy Services - 0.0%

Change Healthcare Holdings LLC FRS BTL 4.20% (1 ML+2.50%) due 03/01/2024	272,815	272,620

Physicians Practice Management - 0.1%

Sound Inpatient Physicians, Inc. FRS 1st Lien 4.45% (1 ML+2.75%) due 06/27/2025	405,136	403,448

Pipelines - 0.2%

Blackstone CQP Holdco LP FRS BTL-B 5.66% (3 ML+3.50%) due 09/30/2024	333,202	332,785

Hercules Merger Sub LLC FRS BTL-B 4.53% (1 ML+2.75%) due 11/01/2026	447,571	450,928
Lucid Energy Group II Borrower LLC FRS 1st Lien 4.70% (1 ML+3.00%) due 02/17/2025	372,479	316,607
Medallion Midland Acquisition LLC FRS BTL 4.95% (1 ML+3.25%) due 10/30/2024	355,152	334,731

		1,435,051

Publishing-Periodicals - 0.1%

Meredith Corp. FRS BTL-B1 4.45% (1 ML+2.75%) due 01/31/2025	373,385	375,018
Nielsen Finance LLC FRS BTL-B4 3.76% (1 ML+2.00%) due 10/04/2023	386,679	385,505

		760,523

Quarrying - 0.1%

US Silica Co. FRS BTL-B 5.75% (1 ML+4.00%) due 05/01/2025	473,801	403,442

Real Estate Management/Services - 0.1%

DTZ U. S. Borrower LLC FRS BTL-B 4.95% (1 ML+3.25%) due 08/21/2025	391,460	392,194

Research & Development - 0.1%

PAREXEL International Corp. FRS BTL 4.45% (1 ML+2.75%) due 09/27/2024	412,434	398,773

Resorts/Theme Parks - 0.1%

Merlin Entertainments PLC FRS Delayed Draw coupon TBD due 11/04/2026	25,878	26,061
Merlin Entertainments PLC FRS BTL-B coupon TBD due 11/13/2026	196,900	198,295
SeaWorld Parks & Entertainment, Inc. FRS BTL-B5 4.70% (1 ML+3.00%) due 03/31/2024	366,200	365,132

		589,488

Retail-Petroleum Products - 0.1%

EG America LLC FRS BTL 6.10% (3 ML+4.00%) due 02/07/2025	391,317	380,066

Retail-Restaurants - 0.1%

IRB Holding Corp. FRS BTL-B 5.19%-5.22% (3 ML+3.25%) due 02/05/2025	360,637	360,562
Wok Holdings, Inc. FRS BTL 8.45% (6 ML+6.50%) due 03/01/2026	355,108	269,586

		630,148

Retail-Sporting Goods - 0.0%

Bass Pro Group LLC FRS BTL 6.70% (1 ML+5.00%) due 09/25/2024	382,206	375,278

Rubber/Plastic Products - 0.0%

Gates Global LLC FRS BTL-B2 4.45% (1 ML+2.75%) due 04/01/2024	299,140	298,168

Satellite Telecom - 0.1%

Intelsat Jackson Holdings SA FRS BTL-B3 5.68% (6 ML+3.75%) due 11/27/2023	355,000	348,935
Iridium Satellite LLC FRS BTL 5.45% (1 ML+3.75%) due 11/04/2026	218,667	220,786
Iridium Satellite LLC FRS BTL coupon TBD due 11/04/2026	119,140	120,294

		690,015

Security Services - 0.0%

Prime Security Services Borrower, LLC FRS BTL-B1 5.03% (1 ML+3.25%) due 09/23/2026	366,201	361,715

Soap & Cleaning Preparation - 0.0%

Diamond BC BV FRS BTL 4.86% (2 ML+3.00%) due 09/06/2024	1,002	951
Diamond BC BV FRS BTL 4.93% (3 ML+3.00%) due 09/06/2024	392,891	372,854

		373,805

Software Tools - 0.0%

RP Crown Parent LLC FRS BTL 4.45% (1 ML+2.75%) due 10/12/2023	279,128	278,779

Telecom Services - 0.1%

Level 3 Parent LLC FRS BTL-B 3.95% (1 ML+2.25%) due 02/22/2024	293,475	293,231

West Corp. FRS BTL-B1 5.43% (3 ML+3.50%) due 10/10/2024		393,603	308,781

			602,012

Telecommunication Equipment - 0.0%

CommScope, Inc. FRS BTL-B 4.95% (1 ML+3.25%) due 04/06/2026		277,774	275,691

Telephone-Integrated - 0.0%

CenturyLink, Inc. FRS BTL-B 4.45% (1 ML+2.75%) due 01/31/2025		357,205	356,982

Television - 0.0%

Ion Media Networks, Inc. FRS BTL-B1 4.75% (1 ML+3.00%) due 12/18/2024		370,383	369,109

Theaters - 0.3%

AMC Entertainment Holdings, Inc. FRS BTL-B 5.23% (6 ML+3.00%) due 04/22/2026		438,214	439,748
Cineworld, Ltd. FRS BTL 3.95% (1 ML+2.25%) due 02/28/2025		389,208	387,818
William Morris Endeavor Entertainment LLC FRS BTL-B1 4.68% (3 ML+2.75%) due 05/18/2025		993,784	977,326
William Morris Endeavor Entertainment LLC FRS BTL-B1 4.68% (3 ML+2.75%) due 05/18/2025		4,596	4,520
William Morris Endeavor Entertainment LLC FRS BTL-B1 4.68% (3 ML+2.75%) due 05/18/2025		742,896	730,591

			2,540,003

Transport-Truck - 0.1%

Pods LLC FRS 1st Lien 4.52% (1 ML+2.75%) due 12/06/2024		420,180	420,443

Total Loans
(cost $44,251,872)			41,363,257

COMMON STOCKS - 0.0%
Building Products-Air & Heating - 0.0%

API Heat Transfer, Inc.†(16)		407,576	61,136

Television - 0.0%

ION Media Networks, Inc.†(5)(16)		316	250,746

Total Common Stocks
(cost $134,503)			311,882

PREFERRED SECURITIES - 0.0%
Building Products-Air & Heating - 0.0%

API Heat Transfer, Inc. Class A(16)		86,869	47,778

Electric-Distribution - 0.0%

Entergy Louisiana LLC 4.70% #		7,075	180,696

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. Series Z 8.38%		2,642	27,741

Total Preferred Securities
(cost $304,537)			256,215

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.5%
Banks-Money Center - 0.1%

National Westminster Bank PLC FRS 1.73% (3 ME + 2.15%) due 01/05/2020(6)	EUR	900,000	985,333

Banks-Super Regional - 0.0%

Wells Fargo Capital X 5.95% due 12/01/2086	$	135,000	168,365

Building & Construction-Misc. - 0.1%

China Minmetals Corp. 3.75% due 11/13/2022(6)		485,000	487,371

Diversified Banking Institutions - 0.3%

Bank of Nova Scotia 4.65% due 10/12/2022(6)		419,000	420,048
HSBC Holdings PLC 6.00% due 05/22/2027(6)		349,000	369,068
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(6)		478,000	524,184
Lloyds Banking Group PLC 5.13% due 12/27/2024(6)	GBP	300,000	399,249
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(6)		245,000	280,219
Societe Generale SA 7.88% due 12/18/2023*(6)		551,000	612,987

			2,605,755

Diversified Minerals - 0.0%

BHP Billiton Finance, Ltd. 5.63% due 10/22/2079	EUR	300,000	400,744

Electric-Distribution - 0.0%

National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		325,000	334,885

Electric-Generation - 0.2%

Electricite de France SA 4.13% due 01/22/2022(6)	EUR	900,000	1,060,868
Electricite de France SA 4.25% due 01/29/2020(6)	EUR	700,000	775,370

			1,836,238

Electric-Integrated - 0.1%

AES Gener SA 6.35% due 10/07/2079*		621,000	620,075
Dominion Resources, Inc. 5.75% due 10/01/2054		132,000	142,365
Gas Natural Fenosa Finance BV 3.38% due 04/24/2024(6)	EUR	300,000	352,223

			1,114,663

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(5)		101,000	10

Food-Dairy Products - 0.2%

Land O’ Lakes, Inc. 7.00% due 09/18/2028*(6)		110,000	102,713
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		1,115,000	1,248,800

			1,351,513

Gas-Distribution - 0.1%

Centrica PLC 3.00% due 04/10/2076	EUR	600,000	672,291

Insurance-Life/Health - 0.1%

Aviva PLC 6.13% due 07/05/2043	EUR	300,000	387,292
Prudential Financial, Inc. 5.63% due 06/15/2043		340,000	368,186
Prudential Financial, Inc. 5.70% due 09/15/2048		142,000	162,499

			917,977

Insurance-Multi-line - 0.0%

Voya Financial, Inc. 4.70% due 01/23/2048		217,000	208,320

Oil Companies-Integrated - 0.2%

TOTAL SA 2.71% due 05/05/2023(6)	EUR	1,100,000	1,290,016

Pipelines - 0.1%

EnLink Midstream Partners LP 6.00% due 12/15/2022(6)		149,000	74,500
Enterprise Products Operating LLC 5.25% due 08/16/2077		105,000	105,525
TransCanada Trust 5.30% due 03/15/2077		188,000	192,109
TransCanada Trust 5.63% due 05/20/2075		132,000	137,869

			510,003

Total Preferred Securities/Capital Securities
(cost $12,591,384)			12,883,484

Total Long-Term Investment Securities
(cost $784,500,227)			793,019,067

SHORT-TERM INVESTMENT SECURITIES - 5.8%
Registered Investment Companies - 3.7%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59%(10)		26,159,222	26,159,222
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(10)(17)		4,516,360	4,516,360

			30,675,582

U.S. Government Treasuries - 2.1%

United States Treasury Bills 1.63% due 04/02/2020	$	17,800,000	17,706,350

Total Short-Term Investment Securities
(cost $48,377,302)			48,381,932

TOTAL INVESTMENTS
(cost $832,877,529)		100.3%	841,400,999
Liabilities in excess of other assets		(0.3)	(2,359,009)

NET ASSETS		100.0%	$839,041,990

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2019, the aggregate value of these securities was $182,083,223 representing 21.7% of net assets.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation
(4)	Interest Only
(5)	Securities classified as Level 3 (see Note 1).
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	Company has filed for bankruptcy protection.
(8)	Security in default of interest and principal at maturity.
(9)	Denominated in United States Dollars unless otherwise indicated.
(10)	The rate shown is the 7-day yield as of November 30, 2019.
(11)	All or a portion of this holding is subject to unfunded loan commitments (See Note 4)
(12)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2019.
(13)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(14)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(15)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

(16)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2019, the Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	% of Net Assets
Common Stocks
API Heat Transfer, Inc.	12/31/2018	407,576	$134,500	$61,136	$0.15	0.01%
ION Media Networks, Inc.	03/05/2014	316	3	250,746	793.50	0.03%
Preferred Securities
API Heat Transfer, Inc.
Class A	12/31/2018	86,869	86,869	47,778	0.55	0.01%

				$359,660		0.04%

(17)

At November 30, 2019, the Fund had loaned securities with a total value of $4,469,378. This was secured by collateral of $4,516,360, which was received in cash and subsequently invested in short-term investments currently valued at $4,516,360 as reported in the Portfolio of Investments. Additional collateral of $105,588 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
United States Treasury Bills	0.00%	12/12/2019 to 06/18/2020	$32,906
United States Treasury Notes/Bonds	0.13% to 3.75%	06/30/2020 to 02/15/2049	72,682

BTL - Bank Term Loan

REMIC - Real Estate Mortgage Investment Conduit

TBD - Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

ULC - Unlimited Liability Corp.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2019 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

EUR - Euro Currency

GBP - British Pound

Index Legend

3 ME - 3 Month Euribor

1 ML - 1 Month USD LIBOR

2 ML - 2 Month USD LIBOR

3 ML - 3 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A	EUR	33,457,906	USD	37,110,732	12/05/2019	$245,757	$—
	EUR	9,876,000	USD	11,030,425	02/06/2020	99,503	—
	GBP	7,338,000	USD	8,994,853	12/05/2019	—	(496,251)
	USD	743,279	EUR	665,850	12/05/2019	—	(9,625)
	USD	362,023	GBP	280,000	12/05/2019	134	—
	USD	1,139,463	EUR	1,025,000	02/06/2020	—	(4,976)

Net Unrealized Appreciation/(Depreciation)						$345,394	$(510,852)

EUR - Euro Currency

GBP - British Pound

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$28,595,787	$—	$28,595,787
U.S. Corporate Bonds & Notes:
Airlines	—	775,681	16,984	792,665
Finance-Investment Banker/Broker	—	1,149,857	25	1,149,882
Gambling (Non-Hotel)	—	244,110	16,511	260,621
Rubber/Plastic Products	—	—	0	0
Other Industries	—	277,897,112	—	277,897,112
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	107,746,210	—	107,746,210
Foreign Government Obligations	—	70,339,946	—	70,339,946
U.S. Government Agencies	—	238,008,808	—	238,008,808
U.S. Government Treasuries	—	13,413,198	—	13,413,198
Loans	—	41,363,257	—	41,363,257
Common Stocks :
Building Products - Air & Heating	—	61,136	—	61,136
Television	—	—	250,746	250,746
Preferred Securities:
Building Products-Air & Heating	—	47,778	—	47,778
Others	208,437	—	—	208,437
Preferred Securities/Capital Securities :
Finance Investment Banker/Broker	—	—	10	10
Other Industries	—	12,883,474	—	12,883,474
Short-Term Investment Securities:
Registered Investment Companies	30,675,582	—	—	30,675,582
U.S. Government Treasuries	—	17,706,350	—	17,706,350

Total Investments at Value	$30,884,019	$810,232,704	$284,276	$841,400,999

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$345,394	$—	$345,394

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$510,852	$—	$510,852

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - November 30, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.2%
Advertising Agencies - 0.1%

Omnicom Group, Inc.	9,177	$729,388

Agricultural Chemicals - 0.1%

CF Industries Holdings, Inc.	2,726	125,968
Mosaic Co.	19,096	363,779

		489,747

Airlines - 0.6%

American Airlines Group, Inc.	7,532	216,470
Delta Air Lines, Inc.	37,348	2,140,414
Southwest Airlines Co.	23,848	1,374,599
United Airlines Holdings, Inc.†	11,783	1,093,462

		4,824,945

Apparel Manufacturers - 0.3%

Capri Holdings, Ltd.†	5,742	213,258
Hanesbrands, Inc.	11,970	180,388
PVH Corp.	6,293	610,169
Ralph Lauren Corp.	3,701	397,265
Tapestry, Inc.	14,993	403,162
Under Armour, Inc., Class C†	13,824	239,155

		2,043,397

Applications Software - 6.2%

Intuit, Inc.	11,025	2,854,262
Microsoft Corp.	252,832	38,273,708
salesforce.com, Inc.†	32,472	5,289,364

		46,417,334

Auto-Cars/Light Trucks - 0.2%

Ford Motor Co.	169,907	1,539,357

Auto-Heavy Duty Trucks - 0.2%

PACCAR, Inc.	23,182	1,886,319

Banks-Commercial - 1.4%

BB&T Corp.	75,031	4,105,696
Citizens Financial Group, Inc.	57,379	2,206,796
First Republic Bank	5,200	571,480
M&T Bank Corp.	11,350	1,869,799
Regions Financial Corp.	105,393	1,753,740
Zions Bancorp NA	3,779	188,119

		10,695,630

Banks-Fiduciary - 1.1%

Bank of New York Mellon Corp.	78,546	3,846,398
Northern Trust Corp.	15,678	1,681,309
State Street Corp.	31,582	2,371,808

		7,899,515

Banks-Super Regional - 3.1%

Comerica, Inc.	5,656	398,239
Fifth Third Bancorp	73,408	2,216,188
Huntington Bancshares, Inc.	76,405	1,137,671
KeyCorp	75,485	1,463,654
PNC Financial Services Group, Inc.	45,872	7,028,049
SunTrust Banks, Inc.	34,441	2,439,800
US Bancorp	138,276	8,300,708

		22,984,309

Beverages-Non-alcoholic - 1.6%

Monster Beverage Corp.†	18,884	1,129,641
PepsiCo, Inc.	80,439	10,926,029

		12,055,670

Broadcast Services/Program - 0.1%

Discovery, Inc., Class A†#	18,616	613,211

Building Products-Air & Heating - 0.3%

Johnson Controls International PLC	45,988	1,969,666

Building Products-Cement - 0.3%

Martin Marietta Materials, Inc.	3,842	1,031,193
Vulcan Materials Co.	7,568	1,073,672

		2,104,865

Cable/Satellite TV - 1.2%

Comcast Corp., Class A	198,646	8,770,221
DISH Network Corp., Class A†	9,071	309,956

		9,080,177

Chemicals-Diversified - 0.5%

Eastman Chemical Co.	6,646	520,847
LyondellBasell Industries NV, Class A	19,503	1,804,807
PPG Industries, Inc.	11,277	1,452,929

		3,778,583

Chemicals-Specialty - 0.5%

Ecolab, Inc.	16,521	3,083,975
International Flavors & Fragrances, Inc.#	3,427	483,995

		3,567,970

Commercial Services - 0.1%

Cintas Corp.	1,335	343,175
Nielsen Holdings PLC	7,541	147,427

		490,602

Commercial Services-Finance - 2.8%

Automatic Data Processing, Inc.	26,191	4,472,899
FleetCor Technologies, Inc.†	3,186	977,847
Global Payments, Inc.	5,018	908,760
H&R Block, Inc.#	13,643	332,616
IHS Markit, Ltd.†	21,641	1,572,219
Moody’s Corp.	12,713	2,881,656
PayPal Holdings, Inc.†	45,357	4,899,010
S&P Global, Inc.	19,453	5,148,236

		21,193,243

Computer Aided Design - 0.3%

Autodesk, Inc.†	8,651	1,564,966
Synopsys, Inc.†	2,329	328,482

		1,893,448

Computer Services - 0.1%

DXC Technology Co.	13,055	487,343

Computer Software - 0.1%

Akamai Technologies, Inc.†	2,705	235,660
Citrix Systems, Inc.	2,776	313,160

		548,820

Computers - 5.4%

Apple, Inc.	141,522	37,821,754
Hewlett Packard Enterprise Co.	93,259	1,476,290
HP, Inc.	65,285	1,310,923

		40,608,967

Computers-Memory Devices - 0.2%

NetApp, Inc.	5,154	312,281
Seagate Technology PLC	6,229	371,747
Western Digital Corp.	10,547	530,830

		1,214,858

Consulting Services - 0.1%

Verisk Analytics, Inc.	7,041	1,038,407

Consumer Products-Misc. - 0.4%

Clorox Co.	3,229	478,635
Kimberly-Clark Corp.	15,588	2,125,268
Spectrum Brands Holdings, Inc.	2,410	150,673

		2,754,576

Containers-Metal/Glass - 0.2%

Ball Corp.	17,251	1,139,601

Containers-Paper/Plastic - 0.2%

Packaging Corp. of America	4,437	496,500
WestRock Co.	27,050	1,090,927

		1,587,427

Cosmetics & Toiletries - 2.8%

Colgate-Palmolive Co.	51,982	3,525,419
Coty, Inc., Class A	19,988	230,661
Estee Lauder Cos., Inc., Class A	12,927	2,526,841
Procter & Gamble Co.	120,084	14,657,453

		20,940,374

Data Processing/Management - 0.9%

Fidelity National Information Services, Inc.	21,934	3,030,182
Fiserv, Inc.†	18,776	2,182,522
Paychex, Inc.	17,745	1,528,200

		6,740,904

Decision Support Software - 0.1%

MSCI, Inc.	4,279	1,109,074

Dental Supplies & Equipment - 0.1%

Align Technology, Inc.†	2,114	586,297
DENTSPLY SIRONA, Inc.	7,006	396,119

		982,416

Diagnostic Equipment - 1.7%

Danaher Corp.	34,694	5,064,630
Thermo Fisher Scientific, Inc.	23,618	7,414,871

		12,479,501

Diagnostic Kits - 0.1%

IDEXX Laboratories, Inc.†	2,935	738,387

Disposable Medical Products - 0.0%

Teleflex, Inc.	978	345,567

Distribution/Wholesale - 0.3%

Fastenal Co.	21,358	758,636
LKQ Corp.†	19,468	686,831
WW Grainger, Inc.	1,749	554,346

		1,999,813

Diversified Manufacturing Operations - 1.4%

Eaton Corp. PLC	40,239	3,722,108
Illinois Tool Works, Inc.	22,564	3,933,582
Ingersoll-Rand PLC	11,309	1,482,723
Parker-Hannifin Corp.	8,013	1,592,904

		10,731,317

E-Commerce/Products - 0.4%

eBay, Inc.	92,972	3,302,365

E-Commerce/Services - 1.2%

Booking Holdings, Inc.†	3,110	5,921,533
Expedia Group, Inc.	24,442	2,484,774
TripAdvisor, Inc.	19,292	547,893

		8,954,200

Electric Products-Misc. - 0.7%

AMETEK, Inc.	13,887	1,374,952
Emerson Electric Co.	51,448	3,799,949

		5,174,901

Electric-Distribution - 0.1%

CenterPoint Energy, Inc.	33,728	828,360

Electric-Integrated - 2.6%

AES Corp.	79,632	1,505,841
CMS Energy Corp.	30,437	1,865,788
Consolidated Edison, Inc.	67,546	5,869,072
Eversource Energy	43,425	3,588,642
PPL Corp.	51,826	1,763,639
WEC Energy Group, Inc.	57,656	5,111,204

		19,704,186

Electronic Components-Semiconductors - 2.4%

Advanced Micro Devices, Inc.†	22,897	896,418
Broadcom, Inc.	13,309	4,208,439
Microchip Technology, Inc.#	5,842	552,303
Micron Technology, Inc.†	46,050	2,187,835
NVIDIA Corp.	19,578	4,243,336
Texas Instruments, Inc.	45,718	5,495,761
Xilinx, Inc.	5,584	518,083

		18,102,175

Electronic Connectors - 0.1%

TE Connectivity, Ltd.	6,980	647,116

Electronic Forms - 0.9%

Adobe, Inc.†	21,351	6,608,775

Electronic Measurement Instruments - 0.4%

Agilent Technologies, Inc.	20,294	1,639,146
Fortive Corp.	17,623	1,271,852

		2,910,998

Engines-Internal Combustion - 0.2%

Cummins, Inc.	10,280	1,879,801

Entertainment Software - 0.3%

Activision Blizzard, Inc.	25,373	1,391,202
Electronic Arts, Inc.†	9,558	965,453

		2,356,655

Finance-Consumer Loans - 0.1%

Synchrony Financial	30,072	1,124,994

Finance-Credit Card - 4.7%

American Express Co.	47,208	5,670,625
Discover Financial Services	15,933	1,352,234
Mastercard, Inc., Class A	41,397	12,097,445
Visa, Inc., Class A	87,746	16,190,014

		35,310,318

Finance-Investment Banker/Broker - 0.8%

Charles Schwab Corp.	75,974	3,760,713
E*TRADE Financial Corp.	12,545	555,743
Jefferies Financial Group, Inc.	96,190	2,010,371

		6,326,827

Finance-Other Services - 1.2%

Cboe Global Markets, Inc.	3,314	394,035
CME Group, Inc.	18,529	3,756,384
Intercontinental Exchange, Inc.	42,606	4,012,207
Nasdaq, Inc.	8,369	877,071

		9,039,697

Food-Confectionery - 0.1%

J.M. Smucker Co.	6,558	689,180

Food-Meat Products - 0.2%

Hormel Foods Corp.#	26,725	1,190,064

Food-Misc./Diversified - 1.2%

Campbell Soup Co.	9,621	448,050
General Mills, Inc.	38,065	2,029,626
Kellogg Co.	21,216	1,381,586
Kraft Heinz Co.	110,796	3,379,278
Lamb Weston Holdings, Inc.	4,731	397,309
McCormick & Co., Inc.	6,723	1,137,868

		8,773,717

Food-Retail - 0.2%

Kroger Co.	57,715	1,577,928

Gas-Distribution - 0.0%

NiSource, Inc.	11,502	304,228

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	5,355	1,048,723

Industrial Gases - 1.0%

Air Products & Chemicals, Inc.	12,730	3,008,481
Linde PLC	22,258	4,589,822

		7,598,303

Instruments-Controls - 0.1%

Mettler-Toledo International, Inc.†	860	618,693

Instruments-Scientific - 0.1%

Waters Corp.†	2,314	513,870

Insurance Brokers - 0.7%

Aon PLC	9,773	1,989,881
Marsh & McLennan Cos., Inc.	24,830	2,683,378
Willis Towers Watson PLC	4,071	799,707

		5,472,966

Insurance-Life/Health - 1.2%

Aflac, Inc.	73,809	4,047,686
Lincoln National Corp.	14,184	837,565
Principal Financial Group, Inc.	7,911	435,896
Prudential Financial, Inc.	42,975	4,023,319

		9,344,466

Insurance-Multi-line - 1.3%

Allstate Corp.	26,877	2,992,754
Chubb, Ltd.	34,738	5,262,112
Loews Corp.	37,143	1,890,579

		10,145,445

Insurance-Property/Casualty - 0.6%

Progressive Corp.	21,133	1,543,766
Travelers Cos., Inc.	21,868	2,989,793

		4,533,559

Internet Content-Entertainment - 0.9%

Netflix, Inc.†	18,045	5,678,040
Twitter, Inc.†	30,534	943,806

		6,621,846

Investment Management/Advisor Services - 1.3%

Ameriprise Financial, Inc.	7,397	1,212,146
BlackRock, Inc.	11,151	5,518,741
Franklin Resources, Inc.	23,895	656,874
Invesco, Ltd.	34,146	599,604
T. Rowe Price Group, Inc.	14,879	1,838,449

		9,825,814

Machinery-Construction & Mining - 0.6%

Caterpillar, Inc.	29,098	4,211,354

Machinery-Farming - 0.4%

Deere & Co.	15,738	2,644,771

Machinery-General Industrial - 0.6%

Roper Technologies, Inc.	10,855	3,911,816
Wabtec Corp.#	6,717	527,755

		4,439,571

Medical Information Systems - 0.1%

Cerner Corp.	14,269	1,021,518

Medical Instruments - 0.2%

Edwards Lifesciences Corp.†	7,432	1,820,394

Medical Labs & Testing Services - 0.9%

IQVIA Holdings, Inc.†	10,304	1,504,178
Laboratory Corp. of America Holdings†	15,339	2,642,756
Quest Diagnostics, Inc.	25,527	2,719,902

		6,866,836

Medical Products - 2.1%

Abbott Laboratories	89,323	7,632,650
ABIOMED, Inc.†	866	169,892
Baxter International, Inc.	31,832	2,609,269
Cooper Cos., Inc.	1,049	328,432
Henry Schein, Inc.†	24,376	1,679,507
Hologic, Inc.†	3,385	173,718
Stryker Corp.	17,248	3,533,425

		16,126,893

Medical-Biomedical/Gene - 3.1%

Alexion Pharmaceuticals, Inc.†	11,556	1,316,691
Amgen, Inc.	33,601	7,886,827
Biogen, Inc.†	9,355	2,804,722
Gilead Sciences, Inc.	64,917	4,365,019
Illumina, Inc.†	5,811	1,863,936
Incyte Corp.†	6,245	588,029
Nektar Therapeutics†#	15,073	305,831
Regeneron Pharmaceuticals, Inc.†	4,038	1,490,022
Vertex Pharmaceuticals, Inc.†	11,817	2,620,420

		23,241,497

Medical-Drugs - 2.0%

AbbVie, Inc.	56,346	4,943,235
Bristol-Myers Squibb Co.	29,832	1,698,634
Bristol-Myers Squibb Co. CVR†	29,832	64,139
Zoetis, Inc.	69,804	8,412,778

		15,118,786

Medical-Generic Drugs - 0.2%

Perrigo Co. PLC	27,196	1,393,251

Medical-HMO - 1.2%

Centene Corp.†	42,086	2,544,941
Humana, Inc.	14,797	5,049,180
WellCare Health Plans, Inc.†	5,154	1,659,949

		9,254,070

Medical-Hospitals - 0.5%

HCA Healthcare, Inc.	28,338	3,929,347

Multimedia - 1.6%

Viacom, Inc., Class B	17,691	425,822
Walt Disney Co.	74,174	11,243,295

		11,669,117

Networking Products - 1.1%

Cisco Systems, Inc.	181,070	8,204,282

Non-Hazardous Waste Disposal - 0.6%

Republic Services, Inc.	13,841	1,227,005
Waste Management, Inc.	25,979	2,933,289

		4,160,294

Office Automation & Equipment - 0.0%

Xerox Holdings Corp.	1,856	72,254

Oil Companies-Exploration & Production - 1.7%

Apache Corp.	32,866	732,255
Cabot Oil & Gas Corp.	23,072	367,768
Concho Resources, Inc.	11,438	829,941
Devon Energy Corp.	37,818	827,836
Diamondback Energy, Inc.	11,259	870,771
EOG Resources, Inc.	37,827	2,681,934
Hess Corp.	22,443	1,393,486
Marathon Oil Corp.	87,271	1,016,707
Noble Energy, Inc.	40,121	832,912
Occidental Petroleum Corp.	55,030	2,122,507
Pioneer Natural Resources Co.	11,137	1,423,754

		13,099,871

Oil Field Machinery & Equipment - 0.1%

National Oilwell Varco, Inc.	23,125	521,469

Oil Refining & Marketing - 0.4%

HollyFrontier Corp.	15,614	804,901
Valero Energy Corp.	25,324	2,418,189

		3,223,090

Oil-Field Services - 0.5%

Baker Hughes a GE Co., LLC	23,595	529,000
Schlumberger, Ltd.	84,189	3,047,642
TechnipFMC PLC	13,548	255,244

		3,831,886

Paper & Related Products - 0.2%

International Paper Co.	30,908	1,432,277

Pipelines - 0.9%

Kinder Morgan, Inc.	199,493	3,912,058
ONEOK, Inc.	41,170	2,925,128

		6,837,186

Real Estate Investment Trusts - 3.3%

American Tower Corp.	22,813	4,882,666
AvalonBay Communities, Inc.	8,202	1,758,591
Crown Castle International Corp.	21,917	2,929,426
Digital Realty Trust, Inc.	6,018	727,877
Equinix, Inc.	2,750	1,558,838
Equity Residential	22,094	1,880,199
Host Hotels & Resorts, Inc.	10,957	191,638
Prologis, Inc.	38,909	3,562,119
Public Storage	5,782	1,218,152
Realty Income Corp.	3,948	302,535
SBA Communications Corp.	1,762	416,660
Simon Property Group, Inc.	18,038	2,727,526
Ventas, Inc.	10,965	639,369
Welltower, Inc.	19,038	1,610,044
Weyerhaeuser Co.	20,645	609,234

		25,014,874

Rental Auto/Equipment - 0.1%

United Rentals, Inc.†	3,004	459,762

Respiratory Products - 0.1%

ResMed, Inc.	3,508	524,797

Retail-Apparel/Shoe - 0.2%

Ross Stores, Inc.	13,305	1,545,376

Retail-Auto Parts - 0.3%

Genuine Parts Co.	9,801	1,022,931
O’Reilly Automotive, Inc.†	3,012	1,332,147

		2,355,078

Retail-Automobile - 0.0%

CarMax, Inc.†#	3,763	365,989

Retail-Building Products - 2.0%

Home Depot, Inc.	49,298	10,870,702
Lowe’s Cos., Inc.	32,658	3,831,110

		14,701,812

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	5,858	472,389

Retail-Discount - 0.2%

Dollar Tree, Inc.†	15,271	1,396,686

Retail-Drug Store - 0.5%

Walgreens Boots Alliance, Inc.	61,264	3,651,334

Retail-Jewelry - 0.0%

Tiffany & Co.	1,583	211,805

Retail-Major Department Stores - 0.6%

Nordstrom, Inc.#	10,376	396,052
TJX Cos., Inc.	64,835	3,963,363

		4,359,415

Retail-Perfume & Cosmetics - 0.0%

Ulta Beauty, Inc.†	1,019	238,303

Retail-Regional Department Stores - 0.1%

Macy’s, Inc.#	35,257	540,137

Retail-Restaurants - 1.3%

Chipotle Mexican Grill, Inc.†	969	788,689

Darden Restaurants, Inc.	5,238	620,389
Starbucks Corp.	65,140	5,564,910
Yum! Brands, Inc.	30,242	3,044,462

		10,018,450

Semiconductor Components-Integrated Circuits - 0.7%

Analog Devices, Inc.	16,100	1,818,495
QUALCOMM, Inc.	38,023	3,176,822

		4,995,317

Semiconductor Equipment - 0.5%

Applied Materials, Inc.	33,167	1,920,369
KLA Corp.	2,402	393,592
Lam Research Corp.	4,599	1,227,151

		3,541,112

Steel-Producers - 0.3%

Nucor Corp.	42,868	2,416,040

Telecom Equipment-Fiber Optics - 0.0%

Corning, Inc.	10,702	310,786

Telephone-Integrated - 1.7%

CenturyLink, Inc.	79,220	1,147,898
Verizon Communications, Inc.	189,333	11,405,420

		12,553,318

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc.	6,411	1,011,271

Transport-Rail - 0.7%

CSX Corp.	37,275	2,666,653
Norfolk Southern Corp.	12,079	2,337,287

		5,003,940

Transport-Services - 0.6%

United Parcel Service, Inc., Class B	37,252	4,460,182

Water - 0.5%

American Water Works Co., Inc.	32,084	3,883,127

Web Hosting/Design - 0.1%

VeriSign, Inc.†	4,340	827,812

Web Portals/ISP - 3.9%

Alphabet, Inc., Class A†	22,364	29,164,669

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	3,492	584,212

Total Common Stocks
(cost $501,466,418)		729,962,905

Rights - 0.0%
Cable Satelite - 0.0%

Dish Network Corp. Expires 12/09/2019 (Strike price $33.52)†
(cost $0)	490	333

Total Long-Term Investment Securities
(cost $501,466,418)		729,963,238

SHORT-TERM INVESTMENT SECURITIES - 0.6%
Registered Investment Companies - 0.3%

State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(1)(2)	1,811,307	1,811,307

U.S. Government Treasuries - 0.3%

United States Treasury Bills
1.55% due 05/07/2020(3)	$2,400,000	2,383,698

Total Short-Term Investment Securities
(cost $4,195,138)		4,195,005

REPURCHASE AGREEMENTS - 2.4%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 11/29/2019, to be repurchased 12/02/2019 in the amount of $17,804,371 collateralized by $17,730,000 of United States Treasury Notes, bearing interest at 2.88% due 01/15/2022 and having an approximate value of $18,162,275 (cost $17,804,000)	17,804,000	17,804,000

TOTAL INVESTMENTS
(cost $523,465,556)	100.2%	751,962,243
Liabilities in excess of other assets	(0.2)	(1,287,644)

NET ASSETS	100.0%	$750,674,599

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of November 30, 2019.
(2)

At November 30, 2019, the Fund had loaned securities with a total value of $5,209,281. This was secured by collateral of $1,811,307, which was received in cash and subsequently invested in short-term investments currently valued at $1,811,307 as reported in the Portfolio of Investments. Additional collateral of $3,553,976 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Funds assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
United States Treasury Bills	0.00%	01/23/2020 to 05/21/2020	$9,035
United States Treasury Notes/Bonds	zero coupon to 8.00%	12/31/2019 to 02/15/2049	3,544,941

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements.

CVR — Contingent Value Rights

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
132	Long	S&P 500 E-Mini Index	December 2019	$19,852,395	$20,748,420	$896,025

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$729,962,905	$—	$—	$729,962,905
Rights	333	—	—	333
Short Term Investment Securities:
Registered Investment Companies	1,811,307	—	—	1,811,307
U.S. Government Treasuries	—	2,383,698	—	2,383,698
Repurchase Agreements	—	17,804,000	—	17,804,000

Total Investments at Value	$731,774,545	$20,187,698	$—	$751,962,243

Other Financial Instruments:+
Futures Contracts	$896,025	$—	$—	$896,025

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2019 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of November 30, 2019, is reported on a schedule at the end of the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Government Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of The Variable Annuity Life Insurance Company, the investment adviser to the Funds, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the VALIC Company II’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the High Yield Bond Fund and Strategic Bond Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: During the period, the Small Cap Value Fund and U.S. Socially Responsible Fund used equity futures contracts to equitize cash, providing exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the High Yield Bond Fund used credit default swaps to manage credit risk and to express active credit views to enhance return.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write- down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

Note 3. Transactions with Affiliates

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2019	Cost of Purchases †	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2019
VALIC Co. I Blue Chip Growth Fund	$—	$—	$8,736	$—	$—	$—	$481	$9,217
VALIC Co. I Capital Conservation Fund	—	—	9,667,217	—	—	—	—	9,667,217
VALIC Co. I Dividend Value Fund	—	—	28,578,366	2,921,626	—	—	2,791,256	34,291,248
VALIC Co. I Emerging Economies Fund	—	—	30,886,401	—	—	—	2,243,371	33,129,772
VALIC Co. I Global Real Estate Fund	—	—	20,898,566	—	—	—	524,964	21,423,530
VALIC Co. I Government Money Market I Fund	44,040	—	24,726,765	5,966,662	18,908,278	—	—	11,785,149
VALIC Co. I Government Securities Fund	—	—	5,948,285	—	—	—	(38,060)	5,910,225
VALIC Co. I Inflation Protected Fund	—	—	24,440,615	—	—	—	(107,008)	24,333,607
VALIC Co. I International Equities Index Fund	—	—	11,232,950	26,148,537	2,741,573	(329,224)	1,360,838	35,671,528
VALIC Co. I International Government Bond Fund	—	—	16,463,683	—	896,331	29,754	(295,511)	15,301,595
VALIC Co. I International Growth Fund	—	—	9,012,975	—	—	—	754,288	9,767,263
VALIC Co. I International Value Fund	—	—	25,859,475	4,780,430	—	—	2,015,535	32,655,440
VALIC Co. I Large Cap Core Fund	—	—	9,433,280	—	—	—	672,661	10,105,941
VALIC Co. I Large Capital Growth Fund	—	—	7,008,381	2,921,625	—	—	658,744	10,588,750
VALIC Co. I Mid Cap Index Fund	—	—	22,693,321	530,299	1,695,496	(193,557)	1,794,643	23,129,210
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	10,777,983	—	—	—	505,218	11,283,201
VALIC Co. I Nasdaq-100® Index Fund	—	—	14,148,711	—	1,460,812	211,922	1,012,880	13,912,701
VALIC Co. I Science & Technology Fund	—	—	21,296,134	—	1,460,812	(146,410)	1,227,809	20,916,721
VALIC Co. I Small Cap Index Fund	—	—	14,025,396	385,673	1,233,088	62,331	1,157,523	14,397,835
VALIC Co. I Small Cap Special Values Fund	—	—	4,577,480	1,792,661	—	—	471,084	6,841,225
VALIC Co. I Stock Index Fund	—	—	60,403,472	19,693,293	31,676,556	2,565,062	2,039,608	53,024,879
VALIC Co. I Value Fund	—	—	13,230,486	—	—	—	1,062,196	14,292,682
VALIC Co. II Capital Appreciation Fund	—	—	21,989,673	—	—	—	1,373,432	23,363,105
VALIC Co. II Core Bond Fund	—	—	12,480,152	2,293,654	13,351,624	134,859	(153,744)	1,403,297
VALIC Co. II High Yield Bond Fund	—	—	24,732,412	—	8,259,921	(83,281)	371,263	16,760,473
VALIC Co. II International Opportunities Fund	—	—	19,344,439	4,481,653	—	—	1,437,671	25,263,763
VALIC Co. II Large Cap Value Fund	—	—	34,942,017	—	—	—	2,797,447	37,739,464
VALIC Co. II Mid Cap Growth Fund	—	—	10,231,569	—	—	—	389,033	10,620,602
VALIC Co. II Mid Cap Value Fund	—	—	23,077,118	—	—	—	1,892,888	24,970,006
VALIC Co. II Small Cap Growth Fund	—	—	9,124,232	—	3,585,322	620,741	209,302	6,368,953
VALIC Co. II Small Cap Value Fund	—	—	8,366,619	1,792,661	—	—	844,191	11,003,471
VALIC Co. II Strategic Bond Fund	—	—	29,365,950	1,012,392	—	—	27,844	30,406,186

	$44,040	$—	$578,972,859	$74,721,166	$85,269,813	$2,872,197	$29,041,847	$600,338,256

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2019	Cost of Purchases †	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2019
VALIC Co. I Blue Chip Growth Fund
VALIC Co. I Capital Conservation Fund	$—	$—	$17,879,637	$—	$—	$—	$—	$17,879,637
VALIC Co. I Dividend Value Fund	—	—	13,372,604	1,629,230	—	—	1,322,615	16,324,449
VALIC Co. I Emerging Economies Fund	—	—	7,797,679	—	—	—	566,369	8,364,048
VALIC Co. I Global Real Estate Fund	—	—	8,813,645	—	—	—	221,396	9,035,041
VALIC Co. I Government Money Market I Fund	25,550	—	13,486,882	3,024,457	10,491,574	—	—	6,019,765
VALIC Co. I Government Securities Fund	—	—	9,209,796	—	—	—	(58,929)	9,150,867
VALIC Co. I Inflation Protected Fund	—	—	20,547,869	—	—	—	(89,965)	20,457,904
VALIC Co. I International Equities Index Fund	—	—	7,839	12,409,324	584,180	3,120	101,699	11,937,802
VALIC Co. I International Government Bond Fund	—	—	16,203,162	—	505,343	18,656	(280,207)	15,436,268
VALIC Co. I International Growth Fund	—	—	1,436,588	—	—	—	120,226	1,556,814
VALIC Co. I International Value Fund	—	—	6,463,767	1,347,578	—	—	503,016	8,314,361
VALIC Co. I Large Cap Core Fund	—	—	2,551,173	—	—	—	181,917	2,733,090
VALIC Co. I Large Capital Growth Fund	—	—	11,827	1,629,230	—	—	107,437	1,748,494
VALIC Co. I Mid Cap Index Fund	—	—	6,099,542	738,978	382,566	(22,971)	469,841	6,902,824
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	1,921,814	—	—	—	90,085	2,011,899
VALIC Co. I Nasdaq-100® Index Fund	—	—	4,369,772	—	814,615	28,868	323,179	3,907,204
VALIC Co. I Science & Technology Fund	—	—	6,603,825	—	814,615	(129,676)	441,916	6,101,450
VALIC Co. I Small Cap Index Fund	—	—	2,945,793	591,183	306,053	(4,794)	277,859	3,503,988
VALIC Co. I Small Cap Special Values Fund	—	—	2,189,629	—	—	—	210,726	2,400,355
VALIC Co. I Stock Index Fund	—	—	17,413,662	11,261,119	10,400,976	520,271	977,203	19,771,279
VALIC Co. I Value Fund	—	—	2,878,686	—	—	—	231,112	3,109,798
VALIC Co. II Capital Appreciation Fund	—	—	5,387,016	—	—	—	336,462	5,723,478
VALIC Co. II Core Bond Fund	—	—	54,339,812	9,883,543	8,432,068	295,644	(226,512)	55,860,419
VALIC Co. II High Yield Bond Fund	—	—	28,160,084	—	3,976,444	57,253	316,336	24,557,229
VALIC Co. II International Opportunities Fund	—	—	6,932,257	1,347,578	—	—	513,360	8,793,195
VALIC Co. II Large Cap Value Fund	—	—	9,149,653	—	—	—	732,519	9,882,172
VALIC Co. II Mid Cap Growth Fund	—	—	2,665,112	—	—	—	101,335	2,766,447
VALIC Co. II Mid Cap Value Fund	—	—	7,721,956	—	—	—	633,389	8,355,345
VALIC Co. II Small Cap Growth Fund	—	—	1,783,314	—	—	—	178,437	1,961,751
VALIC Co. II Small Cap Value Fund	—	—	1,032,222	—	—	—	100,728	1,132,950
VALIC Co. II Strategic Bond Fund	—	—	45,091,584	—	—	—	39,728	45,131,312

	$25,550	$—	$324,468,201	$43,862,220	$36,708,434	$766,371	$8,443,277	$340,831,635

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2019	Cost of Purchases †	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2019
VALIC Co. I Blue Chip Growth Fund	$—	$—	$30,820	$—	$—	$—	$1,698	$32,518
VALIC Co. I Capital Conservation Fund	—	—	32,474,594	—	—	—	—	32,474,594
VALIC Co. I Dividend Value Fund	—	—	45,329,140	18,136,010	—	—	4,490,009	67,955,159
VALIC Co. I Emerging Economies Fund	—	—	26,580,537	—	—	—	1,930,622	28,511,159
VALIC Co. I Global Real Estate Fund	—	—	23,509,206	—	—	—	590,543	24,099,749
VALIC Co. I Government Money Market I Fund	45,313	—	33,377,212	8,846,895	32,588,321	—	—	9,635,786
VALIC Co. I Government Securities Fund	—	—	14,572,123	—	—	—	(93,240)	14,478,883
VALIC Co. I Inflation Protected Fund	—	—	45,753,708	—	—	—	(200,323)	45,553,385
VALIC Co. I International Equities Index Fund	—	—	4,869,295	34,628,718	1,275,083	24,419	630,179	38,877,528
VALIC Co. I International Government Bond Fund	—	—	34,228,713	—	1,485,731	36,565	(589,087)	32,190,460
VALIC Co. I International Growth Fund	—	—	5,659,987	—	—	—	473,679	6,133,666
VALIC Co. I International Value Fund	—	—	24,954,645	5,447,681	—	—	1,940,736	32,343,062
VALIC Co. I Large Cap Core Fund	—	—	9,905,165	—	—	—	706,310	10,611,475
VALIC Co. I Large Capital Growth Fund	—	—	15,547,719	4,764,430	4,952,437	672,989	579,062	16,611,763
VALIC Co. I Mid Cap Index Fund	—	—	28,277,158	12,237,632	1,020,067	(81,994)	2,365,355	41,778,084
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	11,806,637	—	—	—	553,436	12,360,073
VALIC Co. I Nasdaq-100® Index Fund	—	—	19,720,362	—	2,476,218	405,503	1,409,243	19,058,890
VALIC Co. I Science & Technology Fund	—	—	29,982,119	—	—	—	1,653,818	31,635,937
VALIC Co. I Small Cap Index Fund	—	—	12,716,553	11,239,210	637,542	(77,473)	1,568,808	24,809,556
VALIC Co. I Small Cap Special Values Fund	—	—	5,791,218	2,476,218	—	—	599,544	8,866,980
VALIC Co. I Stock Index Fund	—	—	99,349,844	39,708,762	66,437,620	4,932,897	2,452,694	80,006,577
VALIC Co. I Value Fund	—	—	17,950,475	—	—	—	1,441,135	19,391,610
VALIC Co. II Capital Appreciation Fund	—	—	26,524,340	—	—	—	1,656,658	28,180,998
VALIC Co. II Core Bond Fund	—	—	115,798,540	15,466,632	17,272,338	637,599	(512,637)	114,117,796
VALIC Co. II High Yield Bond Fund	—	—	43,716,930	—	11,660,241	460,519	77,039	32,594,247
VALIC Co. II International Opportunities Fund	—	—	18,863,130	4,952,437	—	—	1,406,051	25,221,618
VALIC Co. II Large Cap Value Fund	—	—	52,766,723	—	—	—	4,224,486	56,991,209
VALIC Co. II Mid Cap Growth Fund	—	—	11,017,055	—	—	—	418,900	11,435,955
VALIC Co. II Mid Cap Value Fund	—	—	29,657,521	—	—	—	2,432,642	32,090,163
VALIC Co. II Small Cap Growth Fund	—	—	7,619,859	—	—	—	762,437	8,382,296
VALIC Co. II Small Cap Value Fund	—	—	6,505,520	2,476,218	—	—	673,158	9,654,896
VALIC Co. II Strategic Bond Fund	—	—	88,637,096	—	—	—	78,094	88,715,190

	$45,313	$—	$943,493,944	$160,380,843	$139,805,598	$7,011,024	$33,721,049	$1,004,801,262

†	Includes reinvestment of distributions paid.

Note 4. Unfunded Loan Commitments

At November 30, 2019, the Strategic Bond Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
Mavis Tire Express Services Corp. Inc.	Delayed Draw	03/20/2025	$38,131	$36,225